UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 95.2%
		Aerospace & Defense: 0.9%
1,990,000		KBR, Inc. Term Loan B, 6.272%, (US0001M + 3.750%), 04/25/25	$1,960,150	0.1
14,885,050		Maxar Technologies Ltd. Term Loan B, 5.148%, (US0001M + 2.750%), 10/04/24	13,740,761	0.8
			15,700,911	0.9

		Auto Components: 0.4%
7,973,972		Broadstreet Partners, Inc. 2018 Term Loan B, 5.772%, (US0003M + 3.250%), 11/08/23	7,704,850	0.4

		Automotive: 3.5%
10,227,843		Bright Bidco B.V. 2018 Term Loan B, 6.212%, (US0003M + 3.500%), 06/30/24	8,706,451	0.5
8,523,649		Dynacast International LLC Term Loan B2, 5.772%, (US0003M + 3.250%), 01/28/22	8,118,776	0.5
15,632,482		Gates Global LLC 2017 USD Repriced Term Loan B, 5.272%, (US0001M + 2.750%), 04/01/24	14,897,271	0.8
2,465,000		Holley Purchaser, Inc. Term Loan B, 7.508%, (US0003M + 5.000%), 10/24/25	2,415,700	0.1
1,356,305		L&W, Inc. 2018 Term Loan B, 6.506%, (US0001M + 4.000%), 05/22/25	1,335,960	0.1
6,420,807		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.754%, (US0001M + 3.250%), 03/20/25	6,228,183	0.3
1,035,001	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.754%, (US0003M + 3.250%), 03/20/25	1,003,951	0.1
2,141,548		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.522%, (US0001M + 4.000%), 05/22/24	2,061,240	0.1
5,770,000		Tenneco, Inc. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 10/01/25	5,431,013	0.3
6,525,987		TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 5.022%, (US0001M + 2.500%), 06/30/22	6,240,475	0.3
4,977,000		Truck Hero, Inc. 1st Lien Term Loan, 6.256%, (US0001M + 3.750%), 04/21/24	4,817,323	0.3
1,680,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.756%, (US0001M + 8.250%), 04/21/25	1,646,400	0.1
			62,902,743	3.5

		Beverage & Tobacco: 0.3%
6,448,797		Refresco Group BV USD Term Loan B3, 5.866%, (US0003M + 3.250%), 03/28/25	6,190,845	0.3

		Brokers, Dealers & Investment Houses: 0.4%
3,086,168		Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.522%, (US0001M + 6.000%), 03/24/25	3,070,737	0.2
3,770,000		Forest City Enterprises, L.P. Term Loan B, 6.383%, (US0001M + 4.000%), 12/07/25	3,685,175	0.2
			6,755,912	0.4

		Building & Development: 1.5%
3,182,850		Core & Main LP 2017 Term Loan B, 5.721%, (US0003M + 3.000%), 08/01/24	3,087,364	0.2
2,823,654		Foundation Building Materials Holding Company LLC 2018 Term Loan B, 5.705%, (US0001M + 3.250%), 08/13/25	2,686,000	0.1
4,797,137		GYP Holdings III Corp. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 06/01/25	4,557,281	0.3
1,886,500		Henry Company LLC Term Loan B, 6.522%, (US0001M + 4.000%), 10/05/23	1,840,909	0.1
2,511,922		Interior Logic Group, Inc. 2018 Term Loan B, 6.803%, (US0003M + 4.000%), 05/30/25	2,471,104	0.1
2,355,466		MX Holdings US, Inc. Term Loan B1B, 5.522%, (US0001M + 3.000%), 07/31/25	2,290,690	0.1
3,285,997		Quikrete Holdings Inc Term Loan, 5.272%, (US0001M + 2.750%), 11/15/23	3,136,074	0.2
992,500		SMG Holdings Inc. 2017 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 01/23/25	962,725	0.0
3,558,712		Werner FinCo LP 2017 Term Loan, 6.349%, (US0001M + 4.000%), 07/24/24	3,354,086	0.2
3,049,689		Wilsonart LLC 2017 Term Loan B, 6.060%, (US0003M + 3.250%), 12/19/23	2,927,702	0.2
			27,313,935	1.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Building Materials: 0.5%
8,944,654	NCI Building Systems, Inc. 2018 Term Loan, 6.175%, (US0003M + 3.750%), 04/12/25	$8,184,358	0.5

	Business Equipment & Services: 14.2%
1,819,002	24-7 Intouch Inc 2018 Term Loan, 6.756%, (US0001M + 4.250%), 08/20/25	1,747,379	0.1
3,120,027	Acosta Holdco, Inc. 2015 Term Loan, 5.772%, (US0001M + 3.250%), 09/26/21	1,912,317	0.1
2,865,152	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 07/23/21	2,542,822	0.1
1,000,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 9.022%, (US0001M + 6.500%), 07/25/22	793,500	0.0
8,758,364	AlixPartners, LLP 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 04/04/24	8,434,304	0.5
2,470,639	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.699%, (US0003M + 3.250%), 07/20/20	2,449,792	0.1
860,000	Allied Universal Holdco LLC Incremental Term Loan, 6.772%, (US0001M + 4.250%), 07/28/22	825,063	0.1
2,932,875	Ascend Learning, LLC 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 07/12/24	2,786,231	0.2
2,337,519	Big Ass Fans, LLC 2018 Term Loan, 6.553%, (US0003M + 3.750%), 05/21/24	2,302,456	0.1
4,810,769	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.772%, (US0003M + 3.250%), 10/03/23	4,606,311	0.3
4,925,000	Colorado Buyer Inc Term Loan B, 5.380%, (US0001M + 3.000%), 05/01/24	4,728,000	0.3
2,429,391	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/03/25	2,295,774	0.1
795,236	DTI Holdco, Inc. 2018 Term Loan B, 7.277%, (US0003M + 4.750%), 09/30/23	743,546	0.0
8,568,249	EIG Investors Corp. 2018 1st Lien Term Loan, 6.441%, (US0003M + 3.750%), 02/09/23	8,311,201	0.5
402,218	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 6.303%, (US0003M + 3.500%), 06/28/24	396,185	0.0
2,606,552	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 6.072%, (US0003M + 3.250%), 07/19/24	2,502,290	0.1
5,846,792	EVO Payments International LLC 2018 1st Lien Term Loan, 5.760%, (US0001M + 3.250%), 12/22/23	5,664,080	0.3
15,320,000	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.272%, (US0001M + 3.750%), 10/01/25	14,370,160	0.8
1,636,616	Garda World Security Corporation 2017 Term Loan, 6.240%, (US0003M + 3.500%), 05/24/24	1,565,014	0.1
2,436,588	GreenSky Holdings, LLC 2018 Term Loan B, 5.813%, (US0001M + 3.250%), 03/31/25	2,357,398	0.1
6,365,761	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.553%, (US0003M + 2.750%), 06/16/23	6,127,045	0.3
4,253,150	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.522%, (US0001M + 4.000%), 11/21/24	4,019,227	0.2
2,988,454	IQOR US Inc. 2nd Lien Term Loan, 11.148%, (US0003M + 8.750%), 04/01/22	2,159,158	0.1
4,750,461	IQOR US Inc. Term Loan B, 7.398%, (US0003M + 5.000%), 04/01/21	4,330,340	0.2
11,267,889	KUEHG Corp. 2018 Incremental Term Loan, 6.553%, (US0003M + 3.750%), 02/21/25	10,896,049	0.6
5,101,450	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.756%, (US0003M + 3.250%), 03/13/25	4,940,438	0.3
2,305,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.004%, (US0001M + 7.500%), 03/13/26	2,281,950	0.1
12,358,085	Misys (Finastra) - Term Loan B 1L, 6.303%, (US0003M + 3.500%), 06/13/24	11,560,989	0.7

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
1,370,000	Misys (Finastra) USD 2nd Lien Term Loan, 10.053%, (US0003M + 7.250%), 06/13/25	$1,265,538	0.1
7,390,981	NeuStar, Inc. 2018 Term Loan B4, 6.022%, (US0001M + 3.500%), 08/08/24	7,123,058	0.4
1,849,487	NeuStar, Inc. 2nd Lien Term Loan, 10.522%, (US0001M + 8.000%), 08/08/25	1,775,507	0.1
11,012,548	NVA Holdings, Inc. Term Loan B3, 5.272%, (US0001M + 2.750%), 02/02/25	10,416,031	0.6
2,650,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.791%, (US0003M + 7.250%), 08/01/25	2,402,668	0.1
8,572,223	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 12/20/24	8,298,983	0.5
8,032,045	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 05/01/25	7,871,404	0.4
390,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 10.022%, (US0001M + 7.500%), 05/01/26	385,613	0.0
910,425	PricewaterhouseCoopers LLP 2018 Term Loan, 5.522%, (US0001M + 3.000%), 05/01/25	880,836	0.1
1,032,200	Prometric Holdings, Inc. 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 01/29/25	998,654	0.1
12,288,701	Red Ventures, LLC 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 11/08/24	11,725,473	0.7
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 05/29/26	425,475	0.0
2,641,725	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.772%, (US0001M + 3.250%), 05/30/25	2,460,106	0.1
3,019,500	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.022%, (US0001M + 5.500%), 12/20/24	2,993,079	0.2
3,090,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.849%, (US0001M + 4.500%), 11/02/25	3,020,475	0.2
3,334,132	Solera Holdings, Inc. USD Term Loan B, 5.272%, (US0001M + 2.750%), 03/03/23	3,154,922	0.2
7,692,432	Spin Holdco Inc. 2017 Term Loan B, 5.686%, (US0003M + 3.250%), 11/14/22	7,332,811	0.4
3,610,950	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.770%, (US0003M + 4.250%), 07/30/25	3,520,676	0.2
10,256,624	Staples, Inc. 2017 Term Loan B, 6.541%, (US0003M + 4.000%), 09/12/24	9,852,770	0.6
4,162,895	Stiphout Finance LLC USD 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 10/26/22	4,058,823	0.2
2,212,787	SurveyMonkey Inc. 2018 Term Loan B, 6.280%, (US0001M + 3.750%), 10/10/25	2,157,468	0.1
3,135,652	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 6.030%, (US0001M + 3.500%), 08/28/24	2,890,027	0.2
671,500	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 08/25/24	656,671	0.0
6,830,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.645%, (US0003M + 4.000%), 08/20/25	6,622,252	0.4
915,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.645%, (US0003M + 8.000%), 08/20/26	902,991	0.1
5,647,337	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 02/28/25	5,510,858	0.3
8,269,275	Verscend Holding Corp. 2018 Term Loan B, 7.022%, (US0001M + 4.500%), 08/27/25	8,021,197	0.5
11,392,462	West Corporation 2017 Term Loan, 6.527%, (US0003M + 4.000%), 10/10/24	10,473,945	0.6
4,074,525	West Corporation 2018 Term Loan B1, 6.027%, (US0003M + 3.500%), 10/10/24	3,715,967	0.2
4,317,844	Yak Access, LLC 2018 1st Lien Term Loan B, 7.522%, (US0001M + 5.000%), 07/02/25	3,583,810	0.2
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.432%, (US0001M + 10.000%), 06/13/26	785,700	0.0
		252,932,807	14.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Cable & Satellite Television: 1.0%
1,674,500	Numericable Group SA USD Term Loan B11, 5.272%, (US0001M + 2.750%), 07/31/25	$1,537,400	0.1
11,735,096	Radiate Holdco, LLC 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/01/24	11,073,777	0.6
5,785,828	WideOpenWest Finance LLC 2017 Term Loan B, 5.720%, (US0003M + 3.250%), 08/18/23	5,377,927	0.3
		17,989,104	1.0

	Chemicals & Plastics: 3.9%
4,667,116	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.956%, (US0003M + 3.250%), 09/13/23	4,591,275	0.3
3,516,178	Allnex USA, Inc. USD Term Loan B3, 5.956%, (US0003M + 3.250%), 09/13/23	3,459,040	0.2
5,051,048	Alpha 3 B.V. 2017 Term Loan B1, 5.803%, (US0003M + 3.000%), 01/31/24	4,832,171	0.3
10,304,756	Avantor, Inc. 2017 1st Lien Term Loan, 6.572%, (US0003M + 3.750%), 11/21/24	10,017,078	0.6
3,506,440	Composite Resins Holding B.V. 2018 Term Loan B, 6.832%, (US0003M + 4.250%), 08/01/25	3,383,715	0.2
10,207,062	Diamond (BC) B.V. USD Term Loan, 5.527%, (US0003M + 3.000%), 09/06/24	9,441,532	0.5
3,970,222	Emerald Performance Materials, LLC New 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 08/01/21	3,851,115	0.2
2,840,909	Emerald Performance Materials, LLC New 2nd Lien Term Loan, 10.272%, (US0001M + 7.750%), 08/01/22	2,840,909	0.2
4,174,536	Encapsys, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 11/07/24	4,070,173	0.2
2,808,744	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 6.772%, (US0001M + 4.250%), 06/30/22	2,429,563	0.1
3,452,709	MacDermid, Inc. USD Term Loan B6, 5.522%, (US0001M + 3.000%), 06/07/23	3,400,918	0.2
3,255,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 7.186%, (US0003M + 4.750%), 10/15/25	3,141,075	0.2
2,640,478	Solenis International LP 2018 1st Lien Term Loan, 6.707%, (US0003M + 4.000%), 12/26/23	2,549,712	0.1
4,085,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.599%, (US0001M + 3.250%), 10/01/25	3,839,900	0.2
2,140,728	Tronox Blocked Borrower LLC Term Loan B, 5.522%, (US0001M + 3.000%), 09/23/24	2,086,827	0.1
4,940,141	Tronox Finance LLC Term Loan B, 5.522%, (US0001M + 3.000%), 09/23/24	4,815,754	0.3
		68,750,757	3.9

	Clothing/Textiles: 0.5%
9,686,388	Varsity Brands, Inc. 2017 Term Loan B, 6.022%, (US0001M + 3.500%), 12/15/24	9,453,915	0.5

	Containers & Glass Products: 3.7%
5,022,050	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.886%, (US0003M + 3.000%), 04/22/24	4,764,670	0.3
2,333,275	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0001M + 4.500%), 07/24/25	2,315,892	0.1
6,497,269	BWAY Holding Company 2017 Term Loan B, 5.658%, (US0003M + 3.250%), 04/03/24	6,135,858	0.3
1,471,412	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 05/22/24	1,419,913	0.1
7,884,439	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.349%, (US0001M + 3.000%), 12/29/23	7,445,867	0.4
8,837,850	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.599%, (US0001M + 3.250%), 06/29/25	8,410,690	0.5
3,656,625	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.879%, (US0001M + 3.500%), 05/01/25	3,473,794	0.2
425,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.129%, (US0001M + 7.750%), 05/01/26	412,250	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
2,844,361	Proampac PG Borrower LLC First Lien Term Loan, 6.049%, (US0003M + 3.500%), 11/18/23	$2,737,697	0.2
660,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.145%, (US0003M + 8.500%), 11/18/24	646,800	0.0
15,256,763	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.272%, (US0001M + 2.750%), 02/05/23	14,608,351	0.8
4,920,295	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 10/31/24	4,698,882	0.3
2,299,838	Titan Acquisition Limited 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 03/28/25	2,128,787	0.1
4,712,621	TricorBraun Holdings, Inc First Lien Term Loan, 6.553%, (US0003M + 3.750%), 11/30/23	4,638,006	0.3
476,071	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.544%, (US0003M + 3.750%), 11/30/23	468,533	0.0
2,650,632	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.772%, (US0001M + 3.250%), 10/17/24	2,511,474	0.1
		66,817,464	3.7

	Cosmetics/Toiletries: 0.6%
4,234,388	Anastasia Parent, LLC 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 08/11/25	4,012,082	0.2
1,983,766	Rodan & Fields, LLC 2018 Term Loan B, 6.460%, (US0003M + 4.000%), 06/06/25	1,825,065	0.1
4,533,002	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.957%, (US0003M + 4.250%), 06/30/24	4,405,511	0.3
		10,242,658	0.6

	Diversified Financial Services: 0.1%
1,317,933	Blucora, Inc. 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 05/22/24	1,283,338	0.1

	Drugs: 1.5%
4,913,498	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.270%, (US0001M + 4.750%), 04/02/22	4,815,228	0.3
10,913,535	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.063%, (US0001M + 3.500%), 05/04/25	10,340,574	0.6
10,382,399	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.813%, (US0001M + 4.250%), 04/29/24	9,811,367	0.5
1,382,232	Horizon Pharma, Inc. 2018 Term Loan B, 5.563%, (US0001M + 3.000%), 03/29/24	1,328,094	0.1
		26,295,263	1.5

	Ecological Services & Equipment: 0.6%
3,503,402	4L Holdings, LLC 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 05/08/20	3,326,042	0.2
7,171,980	GFL Environmental Inc. 2018 USD Term Loan B, 5.522%, (US0001M + 3.000%), 05/30/25	6,723,731	0.4
843,625	Gopher Resource, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 03/06/25	816,207	0.0
		10,865,980	0.6

	Electronics/Electrical: 12.6%
1,548,300	ABC Financial Services, Inc. 1st Lien Term Loan, 6.637%, (US0001M + 4.250%), 01/02/25	1,525,076	0.1
2,364,130	Aptean, Inc. 2017 1st Lien Term Loan, 7.060%, (US0003M + 4.250%), 12/20/22	2,341,966	0.1
3,273,645	ASG Technologies Group, Inc. 2018 Term Loan, 6.022%, (US0001M + 3.500%), 07/31/24	3,183,620	0.2
6,722,715	Barracuda Networks, Inc. 1st Lien Term Loan, 5.720%, (US0003M + 3.250%), 02/12/25	6,436,999	0.4
520,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.720%, (US0003M + 7.250%), 02/12/26	495,300	0.0
15,730,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 7.053%, (US0003M + 4.250%), 10/02/25	15,136,193	0.8
1,231,905	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.522%, (US0001M + 4.000%), 04/18/25	1,190,328	0.1
3,501,225	Cohu, Inc. 2018 Term Loan B, 5.813%, (US0003M + 3.000%), 09/20/25	3,378,682	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
2,200,000	Compuware Corporation 2018 Term Loan B, 6.006%, (US0001M + 3.500%), 08/22/25	$2,164,250	0.1
4,495,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 08/22/25	4,326,438	0.2
3,000,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.955%, (US0001M + 3.500%), 08/14/25	2,872,500	0.2
1,069,625	Electrical Components International, Inc. 2018 1st Lien Term Loan, 7.053%, (US0003M + 4.250%), 06/26/25	1,042,884	0.1
6,607,778	Epicor Software Corporation 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 06/01/22	6,341,405	0.4
2,148,300	Exact Merger Sub LLC 1st Lien Term Loan, 7.063%, (US0003M + 4.250%), 09/27/24	2,126,817	0.1
8,740,670	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.772%, (US0003M + 3.250%), 12/01/23	8,380,117	0.5
9,314,926	Hyland Software, Inc. 2018 Term Loan 3, 6.022%, (US0001M + 3.500%), 07/01/24	8,996,663	0.5
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 10.486%, (US0003M + 7.750%), 11/20/26	1,368,871	0.1
4,035,000	Imperva, Inc. Term Loan, 6.736%, (US0003M + 4.000%), 11/07/25	3,979,519	0.2
9,676,938	Informatica Corporation 2018 USD Term Loan, 5.772%, (US0001M + 3.250%), 08/05/22	9,410,822	0.5
13,911,793	Kronos Incorporated 2017 Term Loan B, 5.541%, (US0003M + 3.000%), 11/01/23	13,300,258	0.7
1,338,333	McAfee, LLC 2017 2nd Lien Term Loan, 11.006%, (US0001M + 8.500%), 09/29/25	1,333,315	0.1
11,049,544	McAfee, LLC 2018 USD Term Loan B, 6.272%, (US0001M + 3.750%), 09/30/24	10,806,454	0.6
12,311,507	MH Sub I, LLC 2017 1st Lien Term Loan, 6.254%, (US0001M + 3.750%), 09/13/24	11,757,490	0.7
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 10.004%, (US0001M + 7.500%), 09/15/25	2,374,900	0.1
1,765,575	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 5.780%, (US0001M + 3.250%), 09/05/25	1,664,054	0.1
410,000	NAVEX TopCo, Inc. 2018 2nd Lien Term Loan, 9.530%, (US0001M + 7.000%), 09/05/26	395,650	0.0
3,359,805	Optiv Security, Inc. 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 02/01/24	3,120,419	0.2
6,520,000	PowerSchool 2018 Term Loan B, 5.629%, (US0001M + 3.250%), 08/01/25	6,275,500	0.3
9,840,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.777%, (US0003M + 4.250%), 05/16/25	9,534,960	0.5
3,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.777%, (US0003M + 8.250%), 05/16/26	2,967,501	0.2
11,313,975	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.582%, (US0003M + 3.000%), 11/03/23	9,978,926	0.6
8,947,739	Riverbed Technology, Inc. 2016 Term Loan, 5.780%, (US0001M + 3.250%), 04/24/22	8,461,205	0.5
1,685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.772%, (US0001M + 8.250%), 11/20/26	1,670,256	0.1
6,130,000	Rocket Software, Inc. 2018 Term Loan, 6.772%, (US0001M + 4.250%), 11/28/25	6,022,725	0.3
8,724,456	RP Crown Parent LLC Term Loan B, 5.272%, (US0001M + 2.750%), 10/12/23	8,408,195	0.5
7,779,145	SkillSoft Corporation 1st Lien Term Loan, 7.272%, (US0003M + 4.750%), 04/28/21	6,310,831	0.3
13,215,203	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 02/05/24	12,736,152	0.7
4,560,000	SonicWALL, Inc. 1st Lien Term Loan, 6.145%, (US0003M + 3.500%), 05/16/25	4,354,800	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,060,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.145%, (US0003M + 7.500%), 05/18/26	$1,021,575	0.1
3,985,000	TriTech Software Systems 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 08/29/25	3,891,600	0.2
10,096,063	Veritas Bermuda Ltd. USD Repriced Term Loan B, 7.092%, (US0001M + 4.500%), 01/27/23	8,686,825	0.5
1,645,833	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.170%, (US0003M + 7.750%), 10/09/26	1,629,375	0.1
3,450,000	Web.com Group, Inc. 2018 Term Loan B, 6.170%, (US0003M + 3.750%), 10/10/25	3,331,406	0.2
		224,732,822	12.6

	Entertainment: 0.2%
3,501,934	Twin River Management Group, Inc. Term Loan, 6.303%, (US0001M + 3.500%), 07/10/20	3,472,752	0.2

	Financial Intermediaries: 2.3%
3,466,313	Advisor Group, Inc. 2018 Term Loan, 6.272%, (US0001M + 3.750%), 08/15/25	3,414,318	0.2
5,870,500	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 06/15/25	5,603,879	0.3
6,498,713	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.772%, (US0001M + 3.250%), 08/21/25	6,214,394	0.3
5,096,360	Duff & Phelps Corporation 2017 Term Loan B, 5.772%, (US0001M + 3.250%), 02/13/25	4,825,616	0.3
8,506,079	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.686%, (US0003M + 3.250%), 07/21/25	8,215,451	0.5
1,045,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.186%, (US0003M + 6.750%), 07/20/26	997,975	0.0
10,110,000	First Eagle Investment Management, LLC 2018 Term Loan B, 5.563%, (US0003M + 2.750%), 12/26/24	9,989,944	0.6
1,568,990	Priority Payment Systems LLC Term Loan, 7.530%, (US0001M + 5.000%), 01/03/23	1,561,145	0.1
		40,822,722	2.3

	Food Products: 1.6%
4,010,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.099%, (US0001M + 3.750%), 10/01/25	3,934,812	0.2
400,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.099%, (US0001M + 7.750%), 10/01/26	398,000	0.0
2,221,875	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.267%, (US0003M + 3.500%), 07/07/24	2,188,547	0.1
3,863,705	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 03/31/25	3,709,156	0.2
2,588,875	Del Monte Foods, Inc. 1st Lien Term Loan, 5.908%, (US0003M + 3.250%), 02/18/21	2,146,610	0.1
8,723,152	IRB Holding Corp 1st Lien Term Loan, 5.682%, (US0001M + 3.250%), 02/05/25	8,343,329	0.5
2,748,150	NPC International, Inc. 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 04/19/24	2,576,391	0.1
970,000	NPC International, Inc. 2nd Lien Term Loan, 10.022%, (US0001M + 7.500%), 04/18/25	916,650	0.1
5,178,975	Sigma Bidco B.V. 2018 USD Term Loan B, 5.398%, (US0003M + 3.000%), 07/02/25	4,920,026	0.3
		29,133,521	1.6

	Food Service: 1.8%
2,243,725	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.563%, (US0001M + 6.000%), 06/27/25	2,064,227	0.1
3,955,125	Dhanani Group Inc. 2018 Term Loan B, 6.272%, (US0003M + 3.750%), 07/20/25	3,915,574	0.2
2,253,052	Flynn Restaurant Group LP 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 06/27/25	2,196,725	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: (continued)
1,062,338		Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.772%, (US0001M + 4.250%), 04/05/25	$1,019,844	0.1
11,939,048		Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.237%, (US0003M + 2.750%), 10/04/23	11,437,608	0.7
6,129,200		Hearthside Food Solutions, LLC 2018 Term Loan B, 6.210%, (US0001M + 3.688%), 05/23/25	5,876,371	0.3
1,329,950		K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.754%, (US0001M + 3.250%), 03/14/25	1,268,440	0.1
725,000		K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.254%, (US0001M + 6.750%), 03/16/26	685,125	0.0
2,754,188		Tacala, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 01/31/25	2,659,512	0.2
640,000		Tacala, LLC 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 01/30/26	611,200	0.0
			31,734,626	1.8

		Food/Drug Retailers: 2.0%
8,929,984		Albertsons, LLC Term Loan B7, 5.522%, (US0001M + 3.000%), 11/17/25	8,449,997	0.5
3,949,875		Albertsons, LLC USD 2017 Term Loan B6, 5.691%, (US0003M + 3.000%), 06/22/23	3,775,093	0.2
3,155,038		Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 09/26/24	2,868,456	0.1
1,955,000		Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 10.272%, (US0001M + 7.750%), 09/26/25	1,676,412	0.1
5,245,370		EG Finco Limited 2018 USD Term Loan, 6.813%, (US0003M + 4.000%), 02/07/25	5,055,226	0.3
937,913		EG Group Limited 2018 USD Term Loan B, 6.813%, (US0003M + 4.000%), 02/07/25	903,913	0.0
6,399,511		Moran Foods LLC Term Loan, 8.803%, (US0003M + 6.000%), 12/05/23	3,199,756	0.2
7,100,000		Smart & Final Stores LLC 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 11/15/22	6,591,164	0.4
4,570,000		United Natural Foods, Inc. Term Loan B, 6.772%, (US0001M + 4.250%), 10/22/25	3,770,250	0.2
			36,290,267	2.0

		Forest Products: 0.3%
5,298,425		Blount International Inc. 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 04/12/23	5,245,441	0.3

		Health Care: 10.6%
1,535,000		Accelerated Health Systems, LLC Term Loan B, 5.849%, (US0001M + 3.500%), 10/31/25	1,517,731	0.1
5,780,942		ADMI Corp. 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 04/30/25	5,528,025	0.3
3,237,071		Air Methods Corporation 2017 Term Loan B, 6.303%, (US0003M + 3.500%), 04/21/24	2,587,346	0.1
7,068,211		ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.955%, (US0003M + 3.500%), 05/10/23	6,829,659	0.4
5,794,880		Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.522%, (US0001M + 3.000%), 01/17/22	5,686,226	0.3
7,155,000		Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 6.486%, (US0003M + 3.750%), 07/20/25	6,976,125	0.4
2,555,156		Carestream Dental Equipment, Inc 2017 1st Lien Term Loan B, 6.053%, (US0003M + 3.250%), 09/01/24	2,472,114	0.1
7,477,069		Change Healthcare Holdings LLC 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 03/01/24	7,123,463	0.4
8,856,367		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.525%, (US0003M + 3.000%), 06/07/23	8,546,394	0.5
2,048,254		Concentra Inc. 2018 1st Lien Term Loan, 5.130%, (US0001M + 2.750%), 06/01/22	1,961,203	0.1
687,597	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.272%, (US0003M + 3.750%), 06/06/25	673,845	0.0
2,742,220		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 06/06/25	2,687,376	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,344,350		Diplomat Pharmacy, Inc. 2017 Term Loan B, 7.030%, (US0001M + 4.500%), 12/20/24	$1,335,948	0.1
12,590,000		Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.273%, (US0001M + 3.750%), 10/10/25	11,789,137	0.7
9,165,411		ExamWorks Group, Inc. 2017 Term Loan, 5.772%, (US0001M + 3.250%), 07/27/23	8,932,454	0.5
2,970,000		Global Medical Response, Inc. 2017 Term Loan B2, 6.754%, (US0001M + 4.250%), 03/14/25	2,800,051	0.2
9,162,263		Global Medical Response, Inc. 2018 Term Loan B1, 5.682%, (US0001M + 3.250%), 04/28/22	8,550,352	0.5
2,063,934		GoodRx, Inc. 1st Lien Term Loan, 5.432%, (US0001M + 3.000%), 10/10/25	1,989,977	0.1
2,521,775		Greenway Health, LLC 2017 1st Lien Term Loan, 6.560%, (US0003M + 3.750%), 02/14/24	2,458,731	0.1
5,072,288		Inovalon Holdings, Inc. 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 04/02/25	4,894,757	0.3
6,433,871		Kinetic Concepts, Inc. 2017 USD Term Loan B, 6.053%, (US0003M + 3.250%), 02/02/24	6,208,685	0.3
2,105,000		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.396%, (US0003M + 6.000%), 09/27/24	1,989,225	0.1
5,571,192		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.553%, (US0003M + 2.750%), 06/07/23	5,268,955	0.3
3,742,349		nThrive, Inc. 2016 1st Lien Term Loan, 7.006%, (US0001M + 4.500%), 10/20/22	3,587,977	0.2
2,703,825		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.756%, (US0003M + 3.250%), 06/30/25	2,521,317	0.1
5,336,964		Parexel International Corporation Term Loan B, 5.272%, (US0001M + 2.750%), 09/27/24	4,863,308	0.3
4,005,493		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.254%, (US0001M + 2.750%), 02/14/25	3,880,021	0.2
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.754%, (US0001M + 6.250%), 02/13/26	98,970	0.0
1,183,904	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.255%, (US0001M + 2.750%), 02/14/25	1,146,818	0.1
5,280,112		PharMerica Corporation 1st Lien Term Loan, 5.955%, (US0001M + 3.500%), 12/06/24	5,049,108	0.3
1,735,672		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 10/23/23	1,666,245	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 9.022%, (US0001M + 6.500%), 10/21/24	100,618	0.0
5,721,332		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.938%, (US0001M + 5.500%), 02/22/24	5,678,422	0.3
4,495,000		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 7.129%, (US0003M + 4.500%), 11/16/25	4,266,506	0.2
10,186,863		Sotera Health Holdings, LLC 2017 Term Loan, 5.522%, (US0001M + 3.000%), 05/15/22	9,779,388	0.5
6,522,549		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.780%, (US0001M + 3.250%), 09/02/24	6,229,035	0.4
4,716,000		Team Health Holdings, Inc. 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 02/06/24	4,256,190	0.2
1,237,983		Tecomet Inc. 2017 Repriced Term Loan, 5.887%, (US0001M + 3.500%), 05/01/24	1,194,654	0.1
4,174,781		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.522%, (US0001M + 3.000%), 06/23/24	4,009,877	0.2
4,523,766		U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 7.053%, (US0003M + 4.250%), 12/30/22	4,322,458	0.2
1,555,000		Universal Hospital Services, Inc. Delayed Draw Term Loan, 5.736%, (US0003M + 3.000%), 01/04/26	1,508,350	0.1
11,703,312		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.379%, (US0001M + 3.000%), 06/02/25	11,235,179	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
1,369,234	Vizient, Inc. 1st Lien Term Loan B, 5.272%, (US0001M + 2.750%), 02/13/23	$1,330,295	0.1
3,663,000	Wink Holdco, Inc 1st Lien Term Loan B, 5.522%, (US0001M + 3.000%), 12/02/24	3,479,850	0.2
1,010,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.280%, (US0001M + 6.750%), 11/03/25	954,450	0.1
		189,966,815	10.6

	Home Furnishings: 0.7%
12,408,210	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 05/02/22	11,927,392	0.7

	Industrial Equipment: 1.7%
11,536,315	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.707%, (US0003M + 4.000%), 11/30/23	10,555,728	0.6
1,625,000	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.272%, (US0003M + 3.750%), 11/15/25	1,588,437	0.1
2,501,570	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.522%, (US0001M + 3.000%), 12/20/24	2,420,269	0.1
1,922,171	ExGen Renewables IV, LLC Term Loan B, 5.710%, (US0003M + 3.000%), 11/28/24	1,845,284	0.1
3,245,350	Filtration Group Corporation 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 03/29/25	3,135,820	0.2
2,724,129	Gardner Denver, Inc. 2017 USD Term Loan B, 5.272%, (US0001M + 2.750%), 07/30/24	2,640,703	0.2
2,422,271	Kenan Advantage Group, Inc. 2015 Term Loan, 5.522%, (US0001M + 3.000%), 07/31/22	2,349,603	0.1
736,560	Kenan Advantage Group, Inc. CAD Term Loan B, 5.522%, (US0001M + 3.000%), 07/31/22	714,463	0.0
3,344,725	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 6.063%, (US0001M + 3.500%), 02/28/25	3,060,423	0.2
1,111,600	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.380%, (US0001M + 3.000%), 02/01/25	1,064,357	0.1
475,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.130%, (US0001M + 6.750%), 02/01/26	460,750	0.0
850,725	Shape Technologies Group, Inc. Term Loan, 5.479%, (US0001M + 3.000%), 04/21/25	831,584	0.0
		30,667,421	1.7

	Insurance: 6.2%
1,980,000	Achilles Acquisition LLC 2018 Term Loan, 6.563%, (US0001M + 4.000%), 10/03/25	1,950,300	0.1
11,613,153	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0001M + 4.250%), 11/22/23	11,235,726	0.6
736,300	Acrisure, LLC 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 11/22/23	698,565	0.0
2,851,675	Alera Group Holdings, Inc. 2018 Term Loan B, 7.022%, (US0001M + 4.500%), 07/25/25	2,808,900	0.2
11,698,342	Alliant Holdings I, Inc. 2018 Term Loan B, 5.205%, (US0001M + 2.750%), 05/09/25	11,090,028	0.6
5,684,000	AmWINS Group, Inc. 2017 Term Loan B, 5.242%, (US0001M + 2.750%), 01/25/24	5,444,800	0.3
6,448,375	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 09/19/24	6,192,452	0.4
1,120,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 09/19/25	1,111,600	0.1
1,825,000	Aretec Group, Inc. 2018 Term Loan, 6.772%, (US0001M + 4.250%), 10/01/25	1,779,375	0.1
11,420,454	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.772%, (US0001M + 3.250%), 10/22/24	10,792,329	0.6
7,604,200	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.530%, (US0001M + 3.000%), 04/26/24	7,262,011	0.4
300,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.272%, (US0001M + 6.750%), 04/27/25	296,625	0.0
5,035,185	CH Hold Corp. 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/01/24	4,991,127	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
14,248,400	Hub International Limited 2018 Term Loan B, 5.240%, (US0003M + 2.750%), 04/25/25	$13,488,490	0.8
11,381,801	NFP Corp. Term Loan B, 5.522%, (US0001M + 3.000%), 01/08/24	10,793,737	0.6
6,350,000	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.986%, (US0003M + 3.250%), 11/06/25	6,090,710	0.3
5,332,500	USI, Inc. 2017 Repriced Term Loan, 5.803%, (US0003M + 3.000%), 05/16/24	5,049,877	0.3
8,160,000	Vertafore, Inc. 2018 1st Lien Term Loan, 6.053%, (US0003M + 3.250%), 07/02/25	7,784,061	0.4
2,015,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 10.053%, (US0003M + 7.250%), 07/02/26	1,940,697	0.1
		110,801,410	6.2

	Internet: 0.3%
5,124,282	Shutterfly, Inc., 5.280%, (US0001M + 2.750%), 08/17/24	4,970,554	0.3

	Leisure Good/Activities/Movies: 3.7%
2,521,078	Airxcel, Inc. 2018 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 04/28/25	2,369,814	0.1
865,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.272%, (US0001M + 8.750%), 04/27/26	800,125	0.0
6,783,725	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.553%, (US0003M + 2.750%), 09/18/24	6,448,778	0.4
9,245,987	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 03/08/24	8,951,272	0.5
1,794,192	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 09/06/24	1,812,134	0.1
9,804,867	Fitness International, LLC 2018 Term Loan B, 5.772%, (US0001M + 3.250%), 04/18/25	9,363,648	0.5
7,117,755	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 6.020%, (US0001M + 3.500%), 07/03/24	6,904,222	0.4
6,430,593	Life Time, Inc. 2017 Term Loan B, 5.457%, (US0003M + 2.750%), 06/10/22	6,218,383	0.4
2,960,000	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 10/20/25	2,860,100	0.2
2,280,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 10/19/26	2,143,200	0.1
2,318,064	SRAM, LLC 2018 Term Loan B, 5.311%, (US0003M + 2.750%), 03/15/24	2,213,751	0.1
12,205,000	Thor Industries, Inc. USD Term Loan B, 6.486%, (US0003M + 3.750%), 10/30/25	11,594,750	0.7
600,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.986%, (US0003M + 8.250%), 12/21/26	597,000	0.0
1,650,000	WeddingWire, Inc. Term Loan, 7.290%, (US0003M + 4.500%), 12/19/25	1,625,250	0.1
1,560,000	Winnebago Industries, Inc. 2017 Term Loan, 6.136%, (US0003M + 3.500%), 11/08/23	1,524,900	0.1
		65,427,327	3.7

	Leisure Time: 0.3%
5,860,550	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 6.022%, (US0001M + 3.500%), 05/30/25	5,754,328	0.3

	Lodging & Casinos: 2.8%
876,650	Belmond Interfin Ltd. Dollar Term Loan, 5.272%, (US0001M + 2.750%), 07/03/24	871,171	0.1
10,294,566	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.272%, (US0001M + 2.750%), 12/22/24	9,882,784	0.6
413,485	CBAC Borrower, LLC 2017 Term Loan B, 6.506%, (US0001M + 4.000%), 07/05/24	405,387	0.0
8,133,715	Everi Payments Inc. Term Loan B, 5.506%, (US0001M + 3.000%), 05/09/24	7,899,870	0.4
6,187,500	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.530%, (US0001M + 3.000%), 10/21/24	5,924,531	0.3
1,460,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.530%, (US0001M + 7.000%), 10/20/25	1,401,600	0.1
11,990,638	Scientific Games International, Inc. 2018 Term Loan B5, 5.250%, (US0002M + 2.750%), 08/14/24	11,289,185	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Lodging & Casinos: (continued)
12,360,380	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 6.303%, (US0003M + 3.500%), 07/10/25	$12,009,432	0.7
		49,683,960	2.8

	Nonferrous Metals/Minerals: 0.6%
11,417,687	Covia Holdings Corporation Term Loan, 6.553%, (US0003M + 3.750%), 06/01/25	8,239,768	0.5
3,158,613	U.S. Silica Company 2018 Term Loan B, 6.563%, (US0001M + 4.000%), 05/01/25	2,760,627	0.1
		11,000,395	0.6

	Oil & Gas: 1.5%
2,059,650	Brazos Delaware II, LLC Term Loan B, 6.470%, (US0003M + 4.000%), 05/21/25	1,889,729	0.1
2,670,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.272%, (US0001M + 6.750%), 10/29/25	2,549,850	0.1
2,275,913	Glass Mountain Pipeline Holdings, LLC Term Loan B, 7.010%, (US0001M + 4.500%), 12/23/24	2,150,737	0.1
4,374,038	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.646%, (US0003M + 3.250%), 10/01/25	4,289,837	0.2
958,306	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	958,306	0.1
3,801,275	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.522%, (US0001M + 5.000%), 05/10/25	3,556,093	0.2
6,172,650	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 10/30/24	5,779,144	0.3
948,509	MEG Energy Corp. 2017 Term Loan B, 6.030%, (US0001M + 3.500%), 12/31/23	933,491	0.1
845,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.772%, (US0001M + 3.250%), 09/29/25	836,550	0.1
3,019,500	Navitas Midstream Midland Basin, LLC Term Loan B, 7.004%, (US0001M + 4.500%), 12/13/24	2,898,720	0.2
		25,842,457	1.5

	Publishing: 0.2%
1,069,809	Merrill Communications, LLC 2015 Term Loan, 7.777%, (US0003M + 5.250%), 06/01/22	1,069,809	0.1
2,885,920	Tribune Media Company Term Loan C, 5.522%, (US0001M + 3.000%), 01/27/24	2,838,123	0.1
231,545	Tribune Media Company Term Loan, 5.522%, (US0001M + 3.000%), 12/27/20	229,954	0.0
		4,137,886	0.2

	Radio & Television: 1.3%
4,914,255	A-L Parent LLC 2016 1st Lien Term Loan, 5.780%, (US0001M + 3.250%), 12/01/23	4,828,255	0.3
320,900	A-L Parent LLC 2017 1st Lien Term Loan, 5.986%, (US0003M + 3.250%), 12/01/23	313,680	0.0
4,600,430	CBS Radio Inc. 2017 Term Loan B, 5.256%, (US0001M + 2.750%), 11/18/24	4,330,155	0.2
5,373,367	Cumulus Media New Holdings Inc. Exit Term Loan, 7.030%, (US0003M + 4.500%), 05/15/22	5,064,398	0.3
9,201,668	Univision Communications Inc. Term Loan C5, 5.272%, (US0001M + 2.750%), 03/15/24	8,364,316	0.5
		22,900,804	1.3

	Retailers (Except Food & Drug): 3.5%
614,076	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.980%, (US0001M + 3.500%), 08/07/21	607,168	0.0
2,465,658	Academy, Ltd. 2015 Term Loan B, 6.349%, (US0003M + 4.000%), 07/01/22	1,661,237	0.1
3,598,824	Ascena Retail Group, Inc. 2015 Term Loan B, 7.063%, (US0001M + 4.500%), 08/21/22	3,363,101	0.2
4,004,861	Bass Pro Group, LLC Term Loan B, 7.522%, (US0001M + 5.000%), 09/25/24	3,847,170	0.2
5,828,866	Belk, Inc. TL B 1L, 7.365%, (US0003M + 4.750%), 12/12/22	4,722,839	0.3
8,621,458	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.432%, (US0001M + 3.000%), 02/03/24	8,380,773	0.5
7,644,395	Jo-Ann Stores, Inc. 2016 Term Loan, 7.477%, (US0003M + 5.000%), 10/20/23	7,262,175	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
1,000,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.727%, (US0003M + 9.250%), 05/21/24	$971,250	0.1
9,760,061	Leslies Poolmart, Inc. 2016 Term Loan, 6.022%, (US0001M + 3.500%), 08/16/23	9,349,328	0.5
9,115,006	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.599%, (US0001M + 3.250%), 04/09/25	8,818,768	0.5
4,215,971	Party City Holdings Inc. 2018 Term Loan B, 5.030%, (US0001M + 2.500%), 08/19/22	4,096,870	0.2
7,694,961	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.777%, (US0003M + 3.250%), 01/26/23	5,726,336	0.3
5,387,768	PetSmart, Inc., 5.380%, (US0001M + 3.000%), 03/11/22	4,269,806	0.2
		63,076,821	3.5

	Steel: 0.4%
7,531,875	GrafTech Finance, Inc. 2018 Term Loan B, 6.022%, (US0001M + 3.500%), 02/12/25	7,145,866	0.4

	Surface Transport: 0.8%
1,090,575	AI Mistral Holdco Limited 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 03/09/24	1,037,409	0.0
5,292,275	Navistar International Corporation 2017 1st Lien Term Loan B, 5.890%, (US0001M + 3.500%), 11/06/24	5,093,815	0.3
3,120,508	PODS, LLC 2018 1st Lien Term Loan, 5.182%, (US0001M + 2.750%), 12/06/24	2,995,688	0.2
5,492,845	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.880%, (US0001M + 4.500%), 08/01/25	5,410,452	0.3
		14,537,364	0.8

	Telecommunications: 5.2%
2,955,000	Altice Financing SA 2017 USD Term Loan B, 5.220%, (US0001M + 2.750%), 07/15/25	2,788,781	0.1
1,950,300	Altice Financing SA USD 2017 1st Lien Term Loan, 5.220%, (US0003M + 2.750%), 01/31/26	1,813,779	0.1
3,600,000	Asurion LLC 2017 2nd Lien Term Loan, 9.022%, (US0001M + 6.500%), 08/04/25	3,528,000	0.2
9,816,347	Asurion LLC 2017 Term Loan B4, 5.522%, (US0001M + 3.000%), 08/04/22	9,458,051	0.5
11,091,756	Asurion LLC 2018 Term Loan B7, 5.522%, (US0001M + 3.000%), 11/03/24	10,620,357	0.6
9,197,150	Avaya, Inc. 2018 Term Loan B, 6.701%, (US0003M + 4.250%), 12/15/24	8,926,983	0.5
11,493,950	CenturyLink, Inc. 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 01/31/25	10,764,797	0.6
3,726,295	Consolidated Communications, Inc. 2016 Term Loan B, 5.530%, (US0001M + 3.000%), 10/04/23	3,523,212	0.2
7,305,087	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 6.313%, (US0003M + 3.500%), 08/01/24	6,690,240	0.4
7,110,074	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.956%, (US0003M + 4.250%), 11/29/25	6,932,322	0.4
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.956%, (US0003M + 8.250%), 11/29/26	2,177,719	0.1
3,965,038	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.522%, (US0001M + 3.000%), 11/15/24	3,799,826	0.2
6,915,075	Numericable Group SA USD Term Loan B12, 6.143%, (US0001M + 3.688%), 01/31/26	6,424,534	0.4
3,809,490	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 11/01/24	3,685,682	0.2
1,548,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 7.236%, (US0003M + 4.500%), 11/01/24	1,497,690	0.1
3,467,575	Speedcast International Limited Term Loan B, 5.553%, (US0003M + 2.750%), 05/02/25	3,341,875	0.2
6,783,750	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.455%, (US0001M + 5.000%), 03/09/23	5,969,700	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
1,690,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.455%, (US0001M + 9.000%), 03/11/24	$1,428,050	0.1
		93,371,598	5.2

	Utilities: 1.0%
2,865,000	Edgewater Generation, L.L.C. Term Loan, 6.272%, (US0003M + 3.750%), 12/13/25	2,807,700	0.2
2,353,331	Helix Gen Funding, LLC Term Loan B, 6.272%, (US0001M + 3.750%), 06/02/24	2,204,567	0.1
2,365,000	LMBE-MC Holdco II LLC Term Loan B, 6.736%, (US0003M + 4.000%), 11/14/25	2,376,825	0.1
3,929,845	Longview Power LLC Term Loan B, 8.530%, (US0003M + 6.000%), 04/13/21	3,317,446	0.2
1,512,527	MRP Generation Holdings, LLC Term Loan B, 9.822%, (US0003M + 7.000%), 10/18/22	1,450,211	0.1
3,568,670	Nautilus Power, LLC Term Loan B, 6.772%, (US0001M + 4.250%), 05/16/24	3,527,034	0.2
1,753,023	Southeast PowerGen, LLC Term Loan B, 6.006%, (US0001M + 3.500%), 12/02/21	1,698,972	0.1
803,851	TPF II Power, LLC Term Loan B, 6.272%, (US0001M + 3.750%), 10/02/23	788,635	0.0
		18,171,390	1.0

	Total Loans
	(Cost $1,792,377,758)	1,700,200,779	95.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
69,381	(2)	Cumulus Media, Inc. Class-A	749,315	0.1
42,856	(2)	Everyware Global, Inc.	42,856	0.0
2,254	(2)	Harvey Gulf International Marine LLC	87,906	0.0
10,072	(2)	Harvey Gulf International Marine LLC - Warrants	407,916	0.0
57,165	(2)	Millennium Health, LLC	3,773	0.0
–	(2),(3)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
222	(2)	Southcross Holdings GP LLC	–	0.0
222	(2)	Southcross Holdings LP- Class A	105,450	0.0
	Total Equities and Other Assets (Cost $2,411,850)		1,397,216	0.1

	Total Long-Term Investments (Cost $1,794,789,608)		1,701,597,995	95.3

SHORT-TERM INVESTMENTS: 3.1%

		Mutual Funds: 3.1%
55,990,951	(4)	State Street Institutional Liquid Reserves Fund - Premier Class, 2.500%
		(Cost $55,988,051)	55,985,351	3.1

	Total Short-Term Investments (Cost $55,988,051)		55,985,351	3.1

	Total Investments (Cost $1,850,777,659)		$1,757,583,346	98.4
	Assets in Excess of Other Liabilities		28,172,785	1.6
	Net Assets		$1,785,756,131	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of December 31, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Loans	$–	$1,700,200,779	$–	$1,700,200,779
Equities and Other Assets	749,315	647,901	–	1,397,216
Short-Term Investments	55,985,351	–	–	55,985,351
Total Investments, at fair value	$56,734,666	$1,700,848,680	$–	$1,757,583,346

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,850,917,794.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$176,069
Gross Unrealized Depreciation	(93,510,517)

Net Unrealized Depreciation	$(93,334,448)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 55.3%
1,534,785		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$1,872,254	0.2
2,487,907		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,019,019	0.3
8,822,624		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	10,044,171	1.1
2,485,654		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,877,690	0.3
1,153,063		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,248,105	0.1
9,160,544	(1)	Fannie Mae 2010-150 PS, 4.094%, (-1.000*US0001M + 6.600%), 12/25/2039	616,270	0.1
8,938,927	(1)	Fannie Mae 2010-95 SB, 4.094%, (-1.000*US0001M + 6.600%), 09/25/2040	1,035,043	0.1
4,654,704		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,091,846	0.6
11,286,738	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	1,409,460	0.2
1,684,825		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,879,446	0.2
3,366,471		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,688,309	0.4
155,733		Fannie Mae REMIC Trust 2004-61 SH, 13.968%, (-3.998*US0001M + 23.988%), 11/25/2032	209,379	0.0
3,165,627		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,506,505	0.4
1,210,454	(1)	Fannie Mae REMIC Trust 2005-17 ES, 4.244%, (-1.000*US0001M + 6.750%), 03/25/2035	121,693	0.0
1,000,790		Fannie Mae REMIC Trust 2005-59 NQ, 10.609%, (-2.500*US0001M + 16.875%), 05/25/2035	1,219,840	0.1
961,002		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	1,027,511	0.1
294,215		Fannie Mae REMIC Trust 2006-115 ES, 16.535%, (-4.000*US0001M + 26.560%), 12/25/2036	398,483	0.0
2,158,660	(1)	Fannie Mae REMIC Trust 2006-36 SP, 4.194%, (-1.000*US0001M + 6.700%), 05/25/2036	248,335	0.0
4,958,055	(1)	Fannie Mae REMIC Trust 2006-79 SH, 3.944%, (-1.000*US0001M + 6.450%), 08/25/2036	848,942	0.1
447,801	(2)	Fannie Mae REMIC Trust 2009-12 LK, 8.953%, 03/25/2039	481,357	0.1
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,161,789	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	6,224,133	0.7
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,626,134	0.6
2,008,053		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,184,098	0.3
10,284,104	(1)	Fannie Mae REMIC Trust 2012-128 VS, 3.744%, (-1.000*US0001M + 6.250%), 06/25/2042	1,139,267	0.1
8,252,331	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	664,611	0.1
4,179,462	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	663,997	0.1
3,636,258	(1)	Fannie Mae REMIC Trust 2012-68 SD, 4.194%, (-1.000*US0001M + 6.700%), 06/25/2032	483,794	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,360,201	0.4
1,386,417	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	162,888	0.0
3,986,710	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	466,126	0.1
984,989		Fannie Mae REMICS 2004-89 ES, 8.591%, (-1.850*US0001M + 13.227%), 08/25/2034	1,029,599	0.1
6,344	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	5,424	0.0
6,737,893		Fannie Mae Series 2016-51 S, 3.414%, (-1.000*US0001M + 5.920%), 10/25/2043	6,553,741	0.7
2,761,572		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,944,471	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,608,125		Freddie Mac REMIC Trust 2005-S001 2A2, 2.465%, (US0001M + 0.150%), 09/25/2045	$3,575,136	0.4
623,999		Freddie Mac REMIC Trust 2653 SC, 5.625%, (-0.500*US0001M + 6.800%), 07/15/2033	662,730	0.1
1,509,004		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,719,600	0.2
220,850		Freddie Mac REMIC Trust 3012 ST, 13.122%, (-3.600*US0001M + 21.960%), 04/15/2035	286,958	0.0
431,820		Freddie Mac REMIC Trust 3065 DC, 12.495%, (-3.000*US0001M + 19.860%), 03/15/2035	564,335	0.1
894,142		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	975,826	0.1
5,571,377	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	122,236	0.0
513,937	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	90,841	0.0
160,230	(1)	Freddie Mac REMIC Trust 3753 PS, 3.645%, (-1.000*US0001M + 6.100%), 06/15/2040	4,361	0.0
607,591		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	628,852	0.1
3,626,154		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	3,731,168	0.4
1,568,719	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	188,562	0.0
2,224,436		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	2,813,067	0.3
1,177,017		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,360,000	0.2
213,464	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 5.496%, (-1.000*US0001M + 8.000%), 10/25/2023	20,952	0.0
1,609,886		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,744,086	0.2
4,988,345		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	5,829,000	0.7
693,698		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	870,322	0.1
527,056		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	689,893	0.1
3,025,978		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	3,628,281	0.4
909,941		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	984,880	0.1
2,810,539		Ginnie Mae 2009-H01 FA, 3.620%, (US0001M + 1.150%), 11/20/2059	2,835,880	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,220,951	0.3
3,766,684		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,094,962	0.5
6,244,618	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	5,084,289	0.6
4,829,859	(1)	Ginnie Mae 2014-107 XS, 3.145%, (-1.000*US0001M + 5.600%), 07/16/2044	548,587	0.1
2,403,777	(1)	Ginnie Mae 2014-96 SQ, 3.145%, (-1.000*US0001M + 5.600%), 07/16/2044	277,202	0.0
3,669,429		Ginnie Mae 2015-H13 FG, 2.714%, (US0001M + 0.400%), 04/20/2065	3,670,272	0.4
26,841,910	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	3,751,345	0.4
3,350,223	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	321,559	0.0
23,332,718		Ginnie Mae 2016-H20 FB, 2.864%, (US0001M + 0.550%), 09/20/2066	23,451,823	2.6
1,717,748	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	341,519	0.0
1,299,888	(1)	Ginnie Mae Series 2002-76 SG, 5.145%, (-1.000*US0001M + 7.600%), 10/16/2029	208,055	0.0
4,519,954		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	4,775,555	0.5
165,003		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	181,279	0.0
1,520,733		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,632,204	0.2
994,212		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	1,088,356	0.1
4,036,686		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	4,322,484	0.5
75,459		Ginnie Mae Series 2004-87 SB, 4.840%, (-1.154*US0001M + 7.673%), 03/17/2033	76,024	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,543,457	(1)	Ginnie Mae Series 2004-98 SA, 4.230%, (-1.000*US0001M + 6.700%), 11/20/2034	$272,385	0.0
1,402,274		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,502,422	0.2
419,540	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	73,342	0.0
1,139,710	(1)	Ginnie Mae Series 2005-7 AH, 4.315%, (-1.000*US0001M + 6.770%), 02/16/2035	159,191	0.0
1,233,394	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	258,291	0.0
709,076		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	767,596	0.1
425,187		Ginnie Mae Series 2005-91 UP, 9.390%, (-2.000*US0001M + 14.300%), 09/16/2031	482,608	0.1
7,612,257		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	8,810,024	1.0
1,728,429		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,942,610	0.2
11,430,617	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	112,744	0.0
3,437,859		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	3,739,892	0.4
2,422,066	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	659,331	0.1
81,994		Ginnie Mae Series 2007-37 S, 16.298%, (-3.667*US0001M + 25.300%), 04/16/2037	90,451	0.0
147,344		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	157,410	0.0
445,449		Ginnie Mae Series 2007-48 SY, 12.885%, (-3.000*US0001M + 20.250%), 08/16/2037	562,904	0.1
66,276		Ginnie Mae Series 2007-5 MT, 2.690%, (US0001M + 2.700%), 02/20/2034	66,256	0.0
2,704,025	(1)	Ginnie Mae Series 2007-53 SC, 4.030%, (-1.000*US0001M + 6.500%), 09/20/2037	443,452	0.1
81,231		Ginnie Mae Series 2007-53 SW, 12.795%, (-3.000*US0001M + 20.205%), 09/20/2037	102,370	0.0
1,472,618		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,576,382	0.2
2,729,842		Ginnie Mae Series 2007-63 Z, 6.000%, 10/20/2037	3,017,843	0.3
2,721,184		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,163,780	0.4
790,769	(1)	Ginnie Mae Series 2008-3 SA, 4.080%, (-1.000*US0001M + 6.550%), 01/20/2038	126,675	0.0
1,575,388	(1)	Ginnie Mae Series 2008-40 PS, 4.045%, (-1.000*US0001M + 6.500%), 05/16/2038	233,483	0.0
3,496,814	(1)	Ginnie Mae Series 2008-82 SA, 3.530%, (-1.000*US0001M + 6.000%), 09/20/2038	476,702	0.1
7,670,922	(1)	Ginnie Mae Series 2009-110 SA, 3.895%, (-1.000*US0001M + 6.350%), 04/16/2039	736,372	0.1
751,893		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	807,832	0.1
2,024,872		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	2,182,550	0.2
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,160,345	0.1
3,795,496		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	4,056,631	0.5
3,418,070		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	3,616,690	0.4
2,867,943		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,174,190	0.4
363,096	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	14,366	0.0
1,747,536		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,263,741	0.3
5,202,497		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	7,254,757	0.8
3,066,562		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	3,897,121	0.4
2,583,007	(1)	Ginnie Mae Series 2009-66 QS, 3.630%, (-1.000*US0001M + 6.100%), 07/20/2039	273,228	0.0
2,796,771		Ginnie Mae Series 2009-67 NZ, 6.000%, 08/16/2039	3,018,339	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,239,649	(1)	Ginnie Mae Series 2009-77 SA, 3.695%, (-1.000*US0001M + 6.150%), 09/16/2039	$169,947	0.0
3,322,557		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,733,185	0.4
930,560		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,190,458	0.1
573,679		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	612,583	0.1
1,342,941		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,561,050	0.2
3,164,873	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	418,994	0.1
10,371,000		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	11,182,709	1.3
2,467,904	(1)	Ginnie Mae Series 2010-116 NS, 4.195%, (-1.000*US0001M + 6.650%), 09/16/2040	341,781	0.0
265,010	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	32,135	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,612,863	0.2
1,846,049	(1)	Ginnie Mae Series 2010-158 SA, 3.580%, (-1.000*US0001M + 6.050%), 12/20/2040	272,541	0.0
514,483	(1)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	14,380	0.0
25,657,030	(1)	Ginnie Mae Series 2010-166 GS, 3.530%, (-1.000*US0001M + 6.000%), 12/20/2040	3,024,207	0.3
2,582,896	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	285,454	0.0
3,125,000		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	3,262,161	0.4
5,008,988		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	5,099,424	0.6
750,672	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	84,520	0.0
2,100,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,334,037	0.3
2,123,551	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	491,654	0.1
5,072,813		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,798,272	0.7
2,178,168		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,319,636	0.3
369,771	(1)	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/2038	7,874	0.0
922,687	(1)	Ginnie Mae Series 2010-9 SB, 4.030%, (-1.000*US0001M + 6.500%), 09/20/2038	31,959	0.0
6,027,833		Ginnie Mae Series 2010-H01 FA, 3.142%, (US0001M + 0.820%), 01/20/2060	6,078,755	0.7
7,733,446		Ginnie Mae Series 2010-H10 FB, 3.322%, (US0001M + 1.000%), 05/20/2060	7,860,300	0.9
8,272,567		Ginnie Mae Series 2010-H10 FC, 3.322%, (US0001M + 1.000%), 05/20/2060	8,383,604	0.9
533,591	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	78,865	0.0
181,655		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	197,985	0.0
417,880	(2)	Ginnie Mae Series 2011-169 BG, 5.404%, 04/16/2039	443,044	0.1
6,832,283		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	7,077,734	0.8
1,863,394		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,933,724	0.2
7,761,451	(1)	Ginnie Mae Series 2011-73 LS, 4.220%, (-1.000*US0001M + 6.690%), 08/20/2039	633,866	0.1
1,304,437		Ginnie Mae Series 2011-H07 FA, 2.814%, (US0001M + 0.500%), 02/20/2061	1,307,022	0.2
3,038,615	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	288,271	0.0
3,202,432	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	315,272	0.0
818,031	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	101,159	0.0
10,219,614	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	961,883	0.1
707,423	(1)	Ginnie Mae Series 2012-34 MS, 4.245%, (-1.000*US0001M + 6.700%), 04/16/2041	97,519	0.0
225,568		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	228,396	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,737,350	(1)	Ginnie Mae Series 2012-48 SA, 4.195%, (-1.000*US0001M + 6.650%), 04/16/2042	$1,033,059	0.1
8,142,461	(1)	Ginnie Mae Series 2012-60 SG, 3.645%, (-1.000*US0001M + 6.100%), 05/16/2042	1,284,317	0.1
2,118,966	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	293,510	0.0
2,207,478		Ginnie Mae Series 2012-H11 VA, 2.964%, (US0001M + 0.650%), 05/20/2062	2,227,684	0.3
27,860,954		Ginnie Mae Series 2012-H12 FB, 3.364%, (US0001M + 1.050%), 02/20/2062	28,264,849	3.2
2,178,146		Ginnie Mae Series 2012-H20 BA, 2.874%, (US0001M + 0.560%), 09/20/2062	2,185,682	0.3
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,323,528	0.8
1,319,084		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,240,832	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	573,765	0.1
1,627,745	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	265,253	0.0
8,206,572	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	1,231,188	0.1
4,279,618	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	303,287	0.0
2,458,735		Ginnie Mae Series 2013-H08 BF, 2.714%, (US0001M + 0.400%), 03/20/2063	2,455,731	0.3
4,639,645		Ginnie Mae Series 2013-H10 FT, 3.110%, (H15T1Y + 0.450%), 04/20/2063	4,649,448	0.5
3,705,888		Ginnie Mae Series 2013-H14 FC, 2.784%, (US0001M + 0.470%), 06/20/2063	3,712,704	0.4
1,263,857		Ginnie Mae Series 2013-H18 BA, 2.914%, (US0001M + 0.600%), 07/20/2063	1,269,897	0.1
3,805,147		Ginnie Mae Series 2013-H19 DF, 2.964%, (US0001M + 0.650%), 05/20/2063	3,823,320	0.4
3,371,104		Ginnie Mae Series 2013-H20 FB, 3.314%, (US0001M + 1.000%), 08/20/2063	3,413,551	0.4
4,177,649		Ginnie Mae Series 2013-H23 FA, 3.614%, (US0001M + 1.300%), 09/20/2063	4,261,653	0.5
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	2,912,755	0.3
9,083,346		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	9,473,921	1.1
2,505,207	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	493,854	0.1
4,044,599	(1)	Ginnie Mae Series 2014-30 ES, 2.530%, (-1.000*US0001M + 5.000%), 03/20/2040	428,728	0.1
11,255,176	(2)	Ginnie Mae Series 2015-10 Q, 2.291%, 10/20/2044	9,522,387	1.1
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	12,356,895	1.4
3,641,499	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	582,819	0.1
9,949,230		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	9,841,801	1.1
16,271,724	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	2,801,690	0.3
7,343,355	(2)	Ginnie Mae Series 2016-5 AB, 4.675%, 01/20/2046	7,768,923	0.9
11,081,678		Ginnie Mae Series 2016-H08 FT, 3.034%, (US0001M + 0.720%), 02/20/2066	11,136,271	1.3
1,234		Ginnie Mae Series 2017-182 ZL, 3.000%, 12/20/2047	1,232	0.0
47,390,968		Ginnie Mae Series 2017-H23 FC, 2.764%, (US0001M + 0.450%), 11/20/2067	47,466,390	5.4
1,612,754		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,631,488	0.2

	Total Collateralized Mortgage Obligations
	(Cost $495,101,193)		491,243,304	55.3

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
555,936	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.665%, 07/26/2033	574,101	0.1
127,952	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	132,655	0.0
87,182	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	87,296	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
131,196	(2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.500%, 05/25/2032	$132,917	0.0

	Total Asset-Backed Securities
	(Cost $948,572)		926,969	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.5%
585,660	(2)	Ginnie Mae 2004-23 Z, 5.547%, 03/16/2044	607,277	0.1
6,741,797	(1),(2)	Ginnie Mae 2006-67 IO, 0.573%, 11/16/2046	24,175	0.0
702,416	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	719,598	0.1
1,248,191		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	1,282,301	0.1
241,272	(1),(2)	Ginnie Mae 2008-45 IO, 0.850%, 02/16/2048	458	0.0
640,721	(2)	Ginnie Mae 2009-115 D, 4.661%, 01/16/2050	646,842	0.1
3,475,893	(1),(2)	Ginnie Mae 2010-122 IO, 0.281%, 02/16/2044	50,495	0.0
78,460	(1),(2)	Ginnie Mae 2010-123 IA, 2.083%, 10/16/2052	1,993	0.0
29,499,387	(1),(2)	Ginnie Mae 2011-47 IO, 0.024%, 01/16/2051	220,537	0.0
575,284	(2)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	587,863	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $4,544,886)		4,141,539	0.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.2%
		Federal Home Loan Mortgage Corporation: 5.0%(4)
13,000,000	(5)	3.500%, 07/15/2041	12,996,923	1.5
4,029,295		3.500%, 07/01/2047	4,034,819	0.5
5,631,980		3.500%, 12/01/2047	5,636,486	0.7
7,768,884		3.500%, 03/01/2048	7,794,899	0.9
8,956,136		3.500%, 11/01/2048	8,986,711	1.0
151,806		5.290%, 10/01/2037	159,925	0.0
27,895		5.410%, 07/01/2037	29,465	0.0
19,195		5.410%, 08/01/2037	20,266	0.0
27,120		5.410%, 08/01/2037	28,650	0.0
65,977		5.440%, 01/01/2037	69,728	0.0
23,431		5.440%, 02/01/2037	24,762	0.0
53,573		5.440%, 04/01/2037	56,628	0.0
32,819		5.440%, 09/01/2037	34,681	0.0
31,474		5.440%, 02/01/2038	33,272	0.0
6,039		5.440%, 06/01/2038	6,379	0.0
144,583		5.450%, 12/01/2037	151,355	0.0
111,340		5.450%, 12/01/2037	117,039	0.0
161,623		5.460%, 05/01/2037	171,677	0.0
72,597		5.460%, 08/01/2037	76,746	0.0
40,810		5.460%, 01/01/2038	42,890	0.0
87,629		5.480%, 08/01/2037	92,696	0.0
79,740		5.480%, 10/01/2037	83,681	0.0
163,707		5.500%, 08/01/2037	174,969	0.0
98,384		5.500%, 11/01/2037	104,103	0.0
29,934		5.500%, 04/01/2038	31,678	0.0
40,480		5.520%, 09/01/2037	42,855	0.0
18,894		5.520%, 10/01/2037	20,007	0.0
67,752		5.620%, 12/01/2036	71,967	0.0
104,110		5.620%, 03/01/2037	110,568	0.0
71,877		5.620%, 08/01/2037	76,338	0.0
52,980		5.620%, 12/01/2037	56,270	0.0
299,016		5.625%, 12/01/2036	317,673	0.1
38,567		5.625%, 01/01/2037	40,950	0.0
281,328		5.625%, 01/01/2037	298,916	0.1
28,156		5.625%, 02/01/2037	29,904	0.0
67,898		5.625%, 03/01/2037	72,124	0.0
183,564		5.625%, 03/01/2037	194,956	0.0
98,912		5.625%, 06/01/2037	105,021	0.0
88,837		5.625%, 07/01/2037	94,381	0.0
116,061		5.625%, 02/01/2038	123,347	0.0
775,089		5.750%, 09/01/2037	838,959	0.1
261,128		5.750%, 10/01/2037	278,790	0.1
161,404		5.750%, 11/01/2037	172,187	0.0
57,843		5.750%, 12/01/2037	61,703	0.0
103,071		6.090%, 12/01/2037	111,050	0.0
8,769		7.500%, 01/01/2030	9,997	0.0
9,330		8.000%, 01/01/2030	9,345	0.0
3,114		9.500%, 07/01/2020	3,110	0.0
			44,100,846	5.0

		Federal National Mortgage Association: 5.7%(4)
13,588,564		4.000%, 05/01/2042	13,983,306	1.6
1,772,863		4.000%, 05/01/2045	1,811,201	0.2
625,187		4.250%, 08/01/2035	644,813	0.1
520,785		4.750%, 11/01/2034	545,811	0.1
376,666		4.750%, 11/01/2034	393,284	0.1
388,070		4.750%, 02/01/2035	404,683	0.1
726,567		4.750%, 04/01/2035	764,125	0.1
768,376		4.750%, 05/01/2035	808,002	0.1
915,450		4.750%, 07/01/2035	963,014	0.1
142,309		4.750%, 07/01/2035	148,237	0.0
149,670		5.000%, 02/01/2033	156,920	0.0
143,388		5.000%, 07/01/2033	150,333	0.0
91,476		5.000%, 03/01/2036	95,906	0.0
397,514		5.000%, 05/01/2036	417,495	0.1
19,419,000	(5)	5.000%, 01/13/2040	20,350,004	2.3
161,051		5.030%, 05/01/2037	168,866	0.0
295,895		5.030%, 09/01/2037	310,226	0.1
51,698		5.155%, 11/01/2036	54,365	0.0
191,546		5.155%, 01/01/2037	201,376	0.0
82,467		5.250%, 04/01/2032	86,889	0.0
162,389		5.250%, 04/01/2032	171,113	0.0
29,219		5.280%, 11/01/2036	30,788	0.0
198,466		5.280%, 11/01/2036	209,212	0.0
49,296		5.280%, 01/01/2037	51,934	0.0
75,761		5.290%, 06/01/2037	79,851	0.0
213,550		5.290%, 08/01/2037	225,202	0.0
357,268		5.290%, 09/01/2037	369,567	0.1
396,531		5.290%, 09/01/2037	416,502	0.1
80,915		5.290%, 09/01/2037	85,320	0.0
349,502		5.290%, 09/01/2037	368,459	0.1
318,073		5.290%, 11/01/2037	332,633	0.1
88,163		5.290%, 12/01/2037	94,783	0.0
282,855		5.290%, 04/01/2038	302,036	0.0
56,763		5.300%, 09/01/2036	59,816	0.0
25,042		5.300%, 10/01/2036	26,408	0.0
35,252		5.300%, 10/01/2036	37,151	0.0
150,558		5.300%, 12/01/2036	158,743	0.0
132,174		5.300%, 12/01/2036	139,307	0.0
72,198		5.300%, 02/01/2037	76,096	0.0
136,389		5.300%, 05/01/2037	143,841	0.0
413,655		5.300%, 08/01/2037	437,006	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
62,434		5.350%, 04/01/2029	$66,241	0.0
44,883		5.350%, 09/01/2029	47,705	0.0
294,523		5.390%, 12/01/2037	311,150	0.1
73,982		5.390%, 05/01/2038	79,594	0.0
279,673		5.405%, 11/01/2036	295,587	0.0
252,407		5.405%, 02/01/2037	266,667	0.0
288,746		5.440%, 08/01/2047	301,184	0.0
299,575		5.440%, 08/01/2047	307,194	0.0
166,195		5.440%, 08/01/2047	173,389	0.0
171,055		5.440%, 08/01/2047	175,192	0.0
182,579		5.440%, 09/01/2047	187,036	0.0
492,836		5.440%, 10/01/2047	515,184	0.1
97,495		5.440%, 05/01/2048	101,565	0.0
113,468		5.620%, 12/01/2036	118,118	0.0
106,564		5.740%, 07/01/2037	113,620	0.0
195,374		5.740%, 08/01/2037	200,538	0.0
138,504		5.740%, 08/01/2037	147,689	0.0
51,379		5.875%, 06/01/2035	52,554	0.0
153,673		5.890%, 07/01/2047	158,958	0.0
114,606		5.890%, 08/01/2047	118,507	0.0
231,131		5.890%, 08/01/2047	239,322	0.0
115,914		5.890%, 10/01/2047	120,454	0.0
31,827		5.900%, 09/01/2028	33,796	0.0
93,603		6.600%, 07/01/2027	98,540	0.0
50,750		6.600%, 09/01/2027	53,213	0.0
35,494		6.600%, 11/01/2027	35,654	0.0
29,588		6.600%, 06/01/2028	29,651	0.0
18,515		7.500%, 05/01/2028	18,545	0.0
			50,641,471	5.7

		Government National Mortgage Association: 65.5%
87,787,000	(5)	3.000%, 01/15/2043	86,381,233	9.7
441,505		3.000%, 11/20/2045	434,686	0.1
351,757		3.000%, 12/20/2045	346,437	0.0
122,068		3.000%, 12/20/2045	120,169	0.0
402,894		3.000%, 12/20/2045	396,705	0.1
420,411		3.000%, 01/20/2046	414,198	0.1
3,254,403		3.000%, 04/20/2046	3,209,911	0.4
21,941,296		3.000%, 07/20/2047	21,607,462	2.4
19,597,277		3.000%, 01/20/2048	19,293,108	2.2
127,859,000	(5)	3.500%, 10/20/2041	128,740,945	14.5
2,403,541		3.500%, 04/20/2043	2,433,197	0.3
5,402,220		3.500%, 09/20/2045	5,436,477	0.6
162,821		3.500%, 09/20/2045	164,205	0.0
1,885,397		3.500%, 11/20/2045	1,901,311	0.2
2,015,514		3.500%, 02/20/2046	2,032,565	0.2
459,102		3.500%, 02/20/2046	462,955	0.1
1,359,753		3.500%, 03/20/2046	1,371,084	0.2
9,354,495		3.500%, 04/20/2046	9,430,796	1.1
8,089,560		3.500%, 08/20/2046	8,153,581	0.9
2,758,726		3.500%, 08/20/2046	2,778,261	0.3
1,338,015		3.500%, 09/20/2046	1,349,886	0.2
5,730,088		3.500%, 09/20/2046	5,770,719	0.7
3,569,272		3.500%, 09/20/2046	3,600,988	0.4
9,544,315		3.500%, 09/20/2046	9,628,939	1.1
1,169,131		3.500%, 09/20/2046	1,177,458	0.1
1,068,991		3.500%, 09/20/2046	1,076,617	0.1
1,104,242		3.500%, 09/20/2046	1,112,120	0.1
2,665,111		3.500%, 09/20/2046	2,688,730	0.3
2,641,379		3.500%, 09/20/2046	2,660,084	0.3
2,214,827		3.500%, 09/20/2046	2,228,677	0.3
2,010,003		3.500%, 09/20/2046	2,023,979	0.2
1,396,474		3.500%, 09/20/2046	1,406,435	0.2
6,738,927		3.500%, 10/20/2046	6,786,652	0.8
5,854,588		3.500%, 10/20/2046	5,896,047	0.7
1,010,208		3.500%, 10/20/2046	1,020,251	0.1
2,974,478		3.500%, 10/20/2046	2,995,543	0.3
2,946,785		3.500%, 10/20/2046	2,970,378	0.3
3,301,887		3.500%, 10/20/2046	3,331,196	0.4
1,228,943		3.500%, 10/20/2046	1,237,764	0.1
752,292		3.500%, 10/20/2046	757,706	0.1
2,344,768		3.500%, 10/20/2046	2,362,457	0.3
1,530,986		3.500%, 10/20/2046	1,544,641	0.2
1,552,355		3.500%, 10/20/2046	1,562,063	0.2
1,435,175		3.500%, 10/20/2046	1,445,412	0.2
3,560,004		3.500%, 11/20/2046	3,585,556	0.4
2,313,515		3.500%, 11/20/2046	2,331,095	0.3
1,047,097		3.500%, 11/20/2046	1,054,567	0.1
2,040,274		3.500%, 11/20/2046	2,060,482	0.2
3,460,324		3.500%, 11/20/2046	3,486,617	0.4
4,984,251		3.500%, 11/20/2046	5,025,787	0.6
3,936,323		3.500%, 11/20/2046	3,964,577	0.5
4,667,910		3.500%, 11/20/2046	4,709,460	0.5
954,671		3.500%, 03/20/2047	963,331	0.1
3,253,787		3.500%, 03/20/2047	3,274,356	0.4
785,716		3.500%, 04/20/2047	791,754	0.1
1,408,958		3.500%, 04/20/2047	1,423,347	0.2
822,272		3.500%, 04/20/2047	828,205	0.1
2,648,159		3.500%, 07/20/2047	2,668,281	0.3
1,175,631		3.500%, 11/20/2047	1,185,773	0.1
587,336		3.500%, 11/20/2047	592,402	0.1
879,707		3.500%, 11/20/2047	887,296	0.1
2,644,814		3.500%, 11/20/2047	2,667,631	0.3
1,874,736		3.500%, 12/20/2047	1,890,327	0.2
1,516,664		3.500%, 01/20/2048	1,529,749	0.2
490,421		3.500%, 01/20/2048	494,652	0.1
690,541		3.500%, 01/20/2048	696,498	0.1
988,826		3.500%, 01/20/2048	997,357	0.1
5,445,408		3.750%, 05/20/2042	5,531,434	0.6
5,644,670		3.750%, 05/20/2042	5,733,849	0.7
122,472		4.000%, 05/20/2033	126,725	0.0
31,902		4.000%, 08/15/2033	32,716	0.0
43,567		4.000%, 01/15/2034	44,678	0.0
64,991		4.000%, 03/15/2034	66,649	0.0
1,730,171		4.000%, 05/20/2034	1,781,111	0.2
1,098,500		4.000%, 07/20/2034	1,123,905	0.1
1,733,436		4.000%, 07/20/2034	1,772,937	0.2
147,555		4.000%, 08/20/2035	151,278	0.0
176,976		4.000%, 05/15/2040	181,489	0.0
19,499,000	(5)	4.000%, 09/20/2040	19,969,823	2.3
2,393,196		4.000%, 09/20/2040	2,431,848	0.3
3,728,419		4.000%, 07/20/2041	3,799,122	0.4
12,764,102		4.000%, 08/20/2042	13,187,313	1.5
725,369		4.000%, 09/15/2042	747,583	0.1
2,639,399		4.000%, 10/20/2043	2,713,633	0.3
3,583,651		4.000%, 12/20/2044	3,682,191	0.4
3,486,538		4.000%, 01/20/2045	3,583,077	0.4
1,082,508		4.000%, 06/20/2045	1,112,034	0.1
4,875,799		4.000%, 07/20/2045	5,019,732	0.6
6,021,445		4.000%, 09/20/2045	6,197,427	0.7
375,482		4.000%, 12/20/2045	385,081	0.1
1,081,825		4.000%, 01/20/2046	1,111,599	0.1
6,924,584		4.000%, 01/20/2046	7,114,984	0.8
263,185		4.000%, 02/20/2046	270,666	0.0
5,734,078		4.000%, 03/20/2046	5,891,946	0.7
3,255,148		4.000%, 04/20/2046	3,341,783	0.4
1,429,805		4.000%, 08/20/2046	1,467,737	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
13,922		4.500%, 07/20/2036	$14,425	0.0
11,615		4.500%, 08/20/2036	12,032	0.0
1,250,079		4.500%, 10/15/2039	1,307,716	0.2
736,472		4.500%, 11/15/2039	770,359	0.1
903,957		4.500%, 11/15/2039	945,663	0.1
256,327		4.500%, 12/15/2039	268,113	0.0
659,873		4.500%, 01/15/2040	689,655	0.1
77,158		4.500%, 01/20/2040	79,582	0.0
2,568,858		4.500%, 02/15/2040	2,684,928	0.3
513,330		4.500%, 06/15/2040	534,858	0.1
97,491		4.500%, 07/20/2040	100,551	0.0
499,704		4.500%, 08/20/2040	515,009	0.1
33,974,000	(5)	4.500%, 06/20/2041	35,160,745	4.0
1,618,151		4.500%, 09/20/2041	1,698,480	0.2
893,376		4.750%, 06/15/2029	935,265	0.1
210,550		4.750%, 01/15/2030	220,299	0.0
381,914		4.750%, 09/15/2034	399,848	0.1
39,010		5.000%, 03/20/2024	42,228	0.0
1,179,085		5.000%, 04/20/2030	1,211,288	0.1
271,003		5.000%, 07/15/2033	282,164	0.0
76,804		5.000%, 03/15/2034	80,938	0.0
72,140		5.000%, 04/15/2034	75,065	0.0
74,379		5.000%, 01/15/2035	77,403	0.0
177,888		5.000%, 03/15/2035	185,132	0.0
25,961		5.000%, 03/15/2035	27,540	0.0
400,009		5.000%, 04/15/2035	424,413	0.1
54,913		5.000%, 04/15/2035	57,151	0.0
80,638		5.000%, 04/15/2035	85,545	0.0
36,234		5.000%, 05/15/2035	38,514	0.0
102,906		5.000%, 05/20/2035	109,284	0.0
526,551		5.000%, 11/20/2035	559,139	0.1
260,492		5.000%, 04/20/2036	276,733	0.0
153,003		5.000%, 02/15/2038	159,258	0.0
46,250		5.000%, 06/20/2038	46,787	0.0
42,366		5.000%, 08/20/2038	43,431	0.0
187,319		5.000%, 10/20/2038	191,860	0.0
65,394		5.000%, 11/20/2038	66,976	0.0
215,782		5.000%, 01/20/2039	220,945	0.0
245,058		5.000%, 02/15/2039	255,075	0.0
235,580		5.000%, 03/15/2039	245,212	0.0
872,262		5.000%, 11/15/2039	926,575	0.1
273,566		5.000%, 11/15/2039	284,862	0.0
1,263,477		5.000%, 11/15/2039	1,345,141	0.2
200,513		5.000%, 04/15/2040	211,157	0.0
1,012,194		5.000%, 09/15/2040	1,060,423	0.1
1,214,308		5.000%, 07/20/2041	1,288,148	0.2
39,842		5.250%, 01/15/2024	42,048	0.0
55,728		5.250%, 06/15/2028	59,028	0.0
115,806		5.250%, 06/15/2029	122,696	0.0
1,316,837		5.250%, 01/20/2036	1,412,761	0.2
125,760		5.290%, 07/20/2037	131,458	0.0
144,253		5.290%, 08/20/2037	151,529	0.0
334,690		5.290%, 08/20/2037	349,856	0.0
406,325		5.290%, 09/20/2037	424,736	0.1
108,895		5.290%, 09/20/2037	113,829	0.0
126,340		5.290%, 01/20/2038	132,066	0.0
11,772		5.350%, 01/15/2029	12,419	0.0
63,781		5.350%, 01/20/2029	66,702	0.0
10,654		5.350%, 02/20/2029	11,129	0.0
111,537		5.350%, 04/20/2029	116,576	0.0
39,134		5.350%, 06/20/2029	40,928	0.0
48,697		5.350%, 10/20/2029	50,931	0.0
131,433		5.390%, 05/15/2038	139,047	0.0
244,059		5.390%, 08/20/2038	258,541	0.0
169,482		5.390%, 09/15/2038	179,299	0.0
100,196		5.390%, 02/15/2040	106,141	0.0
85,318		5.500%, 08/15/2024	87,370	0.0
77,630		5.500%, 08/20/2024	81,306	0.0
1,631		5.500%, 04/20/2029	1,710	0.0
382,770		5.500%, 09/15/2029	405,396	0.1
187,973		5.500%, 10/15/2029	199,091	0.0
52,453		5.500%, 12/20/2032	56,047	0.0
182,152		5.500%, 08/20/2033	194,644	0.0
72,616		5.500%, 11/20/2033	73,199	0.0
50,815		5.500%, 12/20/2033	54,273	0.0
72,375		5.500%, 03/20/2034	72,960	0.0
306,143		5.500%, 04/20/2034	327,104	0.0
278,514		5.500%, 04/20/2034	292,134	0.0
93,921		5.500%, 06/20/2034	94,965	0.0
191,933		5.500%, 06/20/2034	201,123	0.0
104,333		5.500%, 07/20/2034	109,326	0.0
117,097		5.500%, 01/20/2035	119,430	0.0
293,404		5.500%, 05/15/2035	311,826	0.0
59,157		5.500%, 05/20/2035	61,990	0.0
75,992		5.500%, 06/20/2035	79,621	0.0
566,154		5.500%, 07/15/2035	609,056	0.1
340,218		5.500%, 08/15/2035	362,680	0.0
233,345		5.500%, 09/20/2035	244,522	0.0
166,340		5.500%, 04/15/2036	176,773	0.0
66,444		5.500%, 06/20/2036	70,888	0.0
13,736		5.500%, 06/20/2038	14,115	0.0
31,178		5.500%, 08/20/2038	32,038	0.0
40,207		5.500%, 09/20/2038	41,305	0.0
4,409		5.500%, 10/20/2038	4,520	0.0
54,238		5.500%, 11/20/2038	55,742	0.0
7,606		5.500%, 12/20/2038	7,808	0.0
94,222		5.500%, 01/15/2039	100,142	0.0
6,343		5.500%, 01/20/2039	6,487	0.0
88,205		5.500%, 03/20/2039	90,298	0.0
31,351		5.500%, 06/15/2039	33,317	0.0
18,002		5.500%, 06/20/2039	18,439	0.0
50,950		5.500%, 10/20/2039	54,340	0.0
274,160		5.500%, 09/15/2040	291,447	0.0
136,992		5.740%, 08/20/2037	144,455	0.0
74,724		5.740%, 08/20/2037	78,795	0.0
271,799		5.740%, 09/20/2037	286,606	0.0
364,605		5.740%, 09/20/2037	384,397	0.1
89,294		5.740%, 09/20/2037	94,158	0.0
432,703		5.740%, 10/20/2037	458,881	0.1
102,246		5.740%, 04/20/2038	107,811	0.0
114,119		5.750%, 11/15/2024	117,164	0.0
881,913		5.750%, 07/15/2029	929,328	0.1
725,271		5.750%, 08/15/2029	763,508	0.1
776,464		5.750%, 11/15/2029	818,120	0.1
117,352		5.750%, 11/15/2029	123,564	0.0
16,233		5.900%, 03/20/2028	17,178	0.0
40,141		5.900%, 05/20/2028	42,493	0.0
43,858		5.900%, 09/20/2028	46,424	0.0
1,420,865		5.970%, 11/15/2031	1,418,585	0.2
39,288		6.000%, 01/20/2024	40,120	0.0
100,776		6.000%, 10/15/2025	108,400	0.0
235,144		6.000%, 04/15/2026	246,501	0.0
46,891		6.000%, 10/20/2027	49,768	0.0
164,173		6.000%, 05/15/2029	173,463	0.0
186,346		6.000%, 07/15/2029	200,197	0.0
94,068		6.000%, 10/20/2034	102,159	0.0
212,219		6.000%, 03/15/2037	231,107	0.0
1,828		6.000%, 09/20/2037	1,827	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
15,060	6.000%, 05/20/2038	$15,824	0.0
125,165	6.000%, 08/20/2038	128,719	0.0
23,447	6.000%, 09/20/2038	24,106	0.0
78,207	6.000%, 10/20/2038	80,418	0.0
224,948	6.000%, 11/15/2038	241,591	0.0
81,779	6.000%, 12/15/2038	87,829	0.0
168,661	6.000%, 12/15/2038	181,139	0.0
394,618	6.000%, 08/15/2039	423,855	0.1
461,805	6.000%, 08/15/2039	495,970	0.1
63,744	6.490%, 01/15/2028	68,597	0.0
34,380	6.500%, 07/20/2029	38,578	0.0
53,046	6.500%, 07/20/2032	53,773	0.0
218,861	6.500%, 02/15/2034	233,217	0.0
443	6.500%, 09/20/2034	451	0.0
11,810	7.500%, 08/20/2027	13,427	0.0
		581,675,048	65.5

	Total U.S. Government Agency Obligations
	(Cost $676,623,939)	676,417,365	76.2

	Total Long-Term Investments
	(Cost $1,177,218,590)	1,172,729,177	132.1

SHORT-TERM INVESTMENTS: 1.7%
	U.S. Treasury Bills: 1.7%
15,000,000	United States Treasury Bill, 2.300%, 01/29/2019
	(Cost $14,971,825)	14,973,101	1.7

	Total Short-Term Investments
	(Cost $14,971,825)	14,973,101	1.7

	Total Investments in Securities (Cost $1,192,190,415)	$1,187,702,278	133.8
	Liabilities in Excess of Other Assets	(299,952,420)	(33.8)
	Net Assets	$887,749,858	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$491,243,304	$–	$491,243,304
U.S. Government Agency Obligations	–	676,417,365	–	676,417,365
Commercial Mortgage-Backed Securities	–	4,141,539	–	4,141,539
Asset-Backed Securities	–	926,969	–	926,969
Short-Term Investments	–	14,973,101	–	14,973,101
Total Investments, at fair value	$–	$1,187,702,278	$–	$1,187,702,278
Other Financial Instruments+
Futures	152,399	–	–	152,399
Total Assets	$152,399	$1,187,702,278	$–	$1,187,854,677
Liabilities Table
Other Financial Instruments+
Futures	$(6,850,325)	$–	$–	$(6,850,325)
Total Liabilities	$(6,850,325)	$–	$–	$(6,850,325)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	18	03/20/19	$2,891,813	$152,399
			$2,891,813	$152,399
Short Contracts:
U.S. Treasury 10-Year Note	(1,044)	03/20/19	(127,384,313)	(2,742,812)
U.S. Treasury 2-Year Note	(321)	03/29/19	(68,152,313)	(462,038)
U.S. Treasury 5-Year Note	(700)	03/29/19	(80,281,250)	(1,368,531)
U.S. Treasury Long Bond	(407)	03/20/19	(59,422,000)	(2,276,944)
			$(335,239,876)	$(6,850,325)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$152,399
Total Asset Derivatives		$152,399

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$6,850,325
Total Liability Derivatives		$6,850,325

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,194,156,343.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,275,669
Gross Unrealized Depreciation	(23,427,660)

Net Unrealized Depreciation	$(13,151,991)

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.7%
		Basic Materials: 7.9%
1,500,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	$1,417,500	0.3
1,635,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	1,626,825	0.4
1,970,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	1,930,600	0.5
1,570,000		Chemours Co/The, 5.375%, 05/15/2027	1,420,850	0.4
2,000,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	1,805,000	0.4
920,000	(1)	Constellium NV, 5.750%, 05/15/2024	851,000	0.2
250,000	(1),(2)	Constellium NV, 5.875%, 02/15/2026	223,125	0.1
1,050,000	(1)	Constellium NV, 6.625%, 03/01/2025	976,500	0.2
1,560,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,376,700	0.3
940,000	(1)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	775,500	0.2
1,185,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	987,994	0.2
1,650,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,528,312	0.4
1,750,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	1,340,937	0.3
1,600,000		Hexion, Inc., 6.625%, 04/15/2020	1,280,000	0.3
975,000	(1)	Hexion, Inc., 10.375%, 02/01/2022	782,437	0.2
1,080,000		Huntsman International LLC, 5.125%, 11/15/2022	1,092,150	0.3
1,300,000	(1)	IAMGOLD Corp., 7.000%, 04/15/2025	1,228,500	0.3
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,595,625	0.4
1,720,000	(1)	OCI NV, 6.625%, 04/15/2023	1,698,500	0.4
1,450,000	(2)	Olin Corp., 5.125%, 09/15/2027	1,341,250	0.3
1,570,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,389,450	0.3
1,950,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,837,875	0.5
1,650,000		Teck Resources Ltd., 5.200%, 03/01/2042	1,394,250	0.3
1,450,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,208,938	0.3
1,850,000		United States Steel Corp., 6.250%, 03/15/2026	1,625,688	0.4
			32,735,506	7.9

		Communications: 19.0%
1,000,000	(1)	Altice Finco SA, 8.125%, 01/15/2024	935,000	0.2
2,925,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	2,738,531	0.7
400,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	378,000	0.1
1,500,000	(1)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,126,875	0.3
1,645,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	1,503,119	0.4
1,985,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,806,350	0.4
1,450,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,460,875	0.4
1,600,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,542,000	0.4
1,040,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,024,400	0.3
1,755,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,638,994	0.4
535,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	493,537	0.1
870,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	838,462	0.2
2,245,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,205,712	0.5
1,150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	1,147,125	0.3
1,550,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,548,062	0.4
1,000,000		CenturyLink, Inc., 5.800%, 03/15/2022	967,500	0.2
2,295,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,099,925	0.5
955,000	(1)	CSC Holdings LLC, 5.125%, 12/15/2021	938,287	0.2
2,585,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,374,969	0.6
1,200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	1,106,616	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,845,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	$1,743,525	0.4
600,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	601,500	0.1
570,000		DISH DBS Corp., 5.000%, 03/15/2023	476,662	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/2022	923,750	0.2
3,525,000		DISH DBS Corp., 5.875%, 11/15/2024	2,850,844	0.7
850,000		Embarq Corp., 7.995%, 06/01/2036	773,500	0.2
2,750,000		Frontier Communications Corp., 6.875%, 01/15/2025	1,409,375	0.3
2,280,000		Frontier Communications Corp., 11.000%, 09/15/2025	1,430,586	0.3
940,000	(1)	Gray Escrow, Inc., 7.000%, 05/15/2027	918,775	0.2
1,815,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	1,677,967	0.4
1,260,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	1,089,900	0.3
1,260,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,228,500	0.3
1,615,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,259,700	0.3
995,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	963,906	0.2
1,100,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,009,250	0.2
1,550,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	1,480,250	0.4
1,850,000	(1)	Netflix, Inc., 5.875%, 11/15/2028	1,807,320	0.4
1,955,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,832,813	0.4
605,000		Nexstar Broadcasting, Inc., 5.875%, 11/15/2022	605,000	0.2
1,705,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	1,589,913	0.4
1,530,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,365,525	0.3
860,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	763,250	0.2
1,120,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,131,200	0.3
1,825,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,674,438	0.4
1,310,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,318,188	0.3
750,000		Sprint Communications, Inc., 6.000%, 11/15/2022	737,873	0.2
4,110,000		Sprint Corp., 7.125%, 06/15/2024	4,083,532	1.0
2,170,000		Sprint Corp., 7.250%, 09/15/2021	2,226,420	0.5
2,000,000		Sprint Corp., 7.625%, 03/01/2026	1,980,000	0.5
1,050,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	913,500	0.2
1,250,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,134,538	0.3
1,500,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,563,750	0.4
605,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	557,356	0.1
150,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	146,250	0.0
2,000,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	1,937,500	0.5
1,195,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	1,118,853	0.3
1,220,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	1,091,900	0.3
1,415,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	1,346,019	0.3
			78,637,467	19.0

		Consumer, Cyclical: 15.3%
2,650,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,444,625	0.6
1,775,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,526,500	0.4
1,750,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	1,684,375	0.4
870,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	761,250	0.2
856,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	826,040	0.2
2,205,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,901,812	0.5
1,985,000		Caleres, Inc., 6.250%, 08/15/2023	1,994,925	0.5
1,300,000	(1)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,303,250	0.3
1,340,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,363,115	0.3
1,440,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,414,800	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,730,000		Century Communities, Inc., 5.875%, 07/15/2025	$1,533,212	0.4
1,960,000		Dana, Inc., 5.500%, 12/15/2024	1,832,600	0.4
1,100,000	(1)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.500%, 05/01/2025	1,033,175	0.3
2,095,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,236,412	0.5
2,000,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,890,000	0.5
1,840,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,695,100	0.4
900,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	906,750	0.2
865,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	856,350	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/2036	1,758,900	0.4
1,300,000		Lennar Corp., 5.250%, 06/01/2026	1,230,125	0.3
600,000		Lennar Corp., 5.375%, 10/01/2022	600,750	0.1
600,000		Lennar Corp., 8.375%, 01/15/2021	640,500	0.2
1,960,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,950,200	0.5
1,030,000		M/I Homes, Inc., 5.625%, 08/01/2025	947,600	0.2
830,000		M/I Homes, Inc., 6.750%, 01/15/2021	828,963	0.2
1,750,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,767,500	0.4
900,000		Meritage Homes Corp., 5.125%, 06/06/2027	767,250	0.2
1,081,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,112,079	0.3
1,810,000		MGM Resorts International, 5.750%, 06/15/2025	1,755,700	0.4
1,250,000		MGM Resorts International, 6.000%, 03/15/2023	1,259,375	0.3
1,000,000		MGM Resorts International, 7.750%, 03/15/2022	1,066,250	0.3
1,800,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,746,000	0.4
980,000	(1)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	409,150	0.1
1,920,197	(1),(4)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	816,084	0.2
1,295,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,162,263	0.3
2,980,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	1,750,750	0.4
1,440,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,288,800	0.3
905,000		Scientific Games International, Inc., 6.625%, 05/15/2021	862,013	0.2
1,260,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,280,462	0.3
2,010,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,135,022	0.5
1,585,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,497,825	0.4
1,355,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	1,229,663	0.3
1,630,000		Taylor Morrison Communities, Inc., 6.625%, 05/15/2022	1,634,075	0.4
1,715,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,603,525	0.4
745,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	727,306	0.2
585,000	(1)	WMG Acquisition Corp., 5.625%, 04/15/2022	585,731	0.1
1,620,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,502,550	0.4
			63,120,702	15.3

		Consumer, Non-cyclical: 16.3%
510,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	489,600	0.1
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	952,500	0.2
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	106,700	0.0
2,015,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	1,878,987	0.5
1,750,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,338,750	0.3
1,750,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	1,602,020	0.4
450,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	421,313	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
780,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	$682,500	0.2
1,135,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	1,149,188	0.3
2,490,000	(1)	Bausch Health Cos, Inc., 8.500%, 01/31/2027	2,421,525	0.6
1,245,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,157,850	0.3
515,000		Centene Corp., 4.750%, 01/15/2025	493,112	0.1
935,000		Centene Corp., 5.625%, 02/15/2021	939,675	0.2
1,180,000		Centene Corp., 6.125%, 02/15/2024	1,210,975	0.3
350,000		Central Garden & Pet Co., 5.125%, 02/01/2028	314,125	0.1
1,385,000		Central Garden & Pet Co., 6.125%, 11/15/2023	1,388,462	0.3
1,430,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,304,946	0.3
1,380,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,305,825	0.3
950,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	909,625	0.2
450,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	427,500	0.1
1,015,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	776,475	0.2
1,660,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,668,300	0.4
2,395,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,454,875	0.6
3,315,000		HCA, Inc., 5.375%, 02/01/2025	3,240,412	0.8
1,000,000		HCA, Inc., 5.500%, 06/15/2047	950,000	0.2
1,400,000		HCA, Inc., 7.500%, 02/15/2022	1,491,000	0.4
575,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	543,375	0.1
1,235,000	(1)	Hertz Corp., 5.500%, 10/15/2024	907,725	0.2
775,000	(2)	Hertz Corp., 7.375%, 01/15/2021	756,594	0.2
2,125,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,132,969	0.5
1,570,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	1,504,201	0.4
925,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	909,969	0.2
1,335,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,306,631	0.3
1,440,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,395,000	0.3
2,275,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,127,125	0.5
650,000		New Albertsons L.P., 7.450%, 08/01/2029	523,250	0.1
1,125,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,060,312	0.3
1,200,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,092,000	0.3
700,000	(1),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	641,109	0.2
1,975,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,824,406	0.4
900,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	945,000	0.2
1,960,000		Revlon Consumer Products Corp., 6.250%, 08/01/2024	1,048,600	0.2
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,293,619	0.3
1,220,000	(1)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	1,171,200	0.3
805,000	(1),(4)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	758,713	0.2
1,455,000		Teleflex, Inc., 5.250%, 06/15/2024	1,455,000	0.3
795,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	743,325	0.2
900,000		Tenet Healthcare Corp., 6.750%, 02/01/2020	902,250	0.2
2,060,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,941,550	0.5
650,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	654,063	0.2
1,550,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,496,756	0.4
600,000		United Rentals North America, Inc., 4.625%, 10/15/2025	537,000	0.1
745,000		United Rentals North America, Inc., 4.875%, 01/15/2028	655,600	0.2
800,000		United Rentals North America, Inc., 5.500%, 07/15/2025	756,000	0.2
350,000		United Rentals North America, Inc., 5.500%, 05/15/2027	325,500	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,340,000		United Rentals North America, Inc., 6.500%, 12/15/2026	$1,323,250	0.3
1,775,000	(1)	Vizient, Inc., 10.375%, 03/01/2024	1,885,938	0.5
1,835,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,633,150	0.4
			67,327,420	16.3

		Energy: 15.0%
1,600,000		Antero Resources Corp., 5.125%, 12/01/2022	1,510,000	0.4
700,000		Antero Resources Corp., 5.000%, 03/01/2025	637,000	0.1
1,620,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,158,300	0.3
2,950,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,006,000	0.5
1,250,000	(2)	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	953,125	0.2
1,690,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/2026	1,580,150	0.4
1,680,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	1,592,304	0.4
935,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	932,662	0.2
2,295,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,036,812	0.5
1,505,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,301,825	0.3
1,400,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,305,500	0.3
700,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	677,250	0.2
1,595,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,555,125	0.4
1,200,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	678,000	0.2
1,160,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,125,200	0.3
515,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	503,412	0.1
1,520,000		Eclipse Resources Corp., 8.875%, 07/15/2023	1,311,000	0.3
840,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	864,150	0.2
835,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	856,042	0.2
1,170,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	1,056,699	0.3
1,170,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	1,057,192	0.3
1,300,000		Ensco PLC, 5.200%, 03/15/2025	871,000	0.2
800,000		Ensco PLC, 5.750%, 10/01/2044	451,104	0.1
1,470,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,512,262	0.4
1,650,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,468,500	0.4
420,000		Gulfport Energy Corp., 6.375%, 01/15/2026	364,350	0.1
1,605,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	1,560,863	0.4
1,545,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,336,425	0.3
1,290,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	1,206,150	0.3
2,525,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,641,250	0.4
1,850,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,762,125	0.4
1,510,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,464,700	0.3
1,300,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,131,000	0.3
1,285,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,213,001	0.3
1,000,000		Murphy Oil Corp., 5.750%, 08/15/2025	936,980	0.2
225,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	217,125	0.0

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	$1,926,713	0.5
1,470,000	(1),(2)	Murray Energy Corp., 11.250%, 04/15/2021	924,263	0.2
1,800,000		Newfield Exploration Co., 5.625%, 07/01/2024	1,827,000	0.4
220,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	216,700	0.0
1,000,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	946,250	0.2
830,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	710,688	0.2
1,270,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,254,125	0.3
990,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	811,800	0.2
840,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	821,100	0.2
85,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	80,750	0.0
85,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	79,720	0.0
1,600,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,544,000	0.4
2,300,000		Transocean, Inc., 6.800%, 03/15/2038	1,541,000	0.4
2,367,000		Unit Corp., 6.625%, 05/15/2021	2,165,805	0.5
1,655,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,559,838	0.4
1,445,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	1,372,750	0.3
2,353,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,300,058	0.6
			61,917,143	15.0

		Financial: 5.6%
2,125,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	2,122,344	0.5
1,500,000		Ally Financial, Inc., 7.500%, 09/15/2020	1,560,000	0.4
1,060,000		CIT Group, Inc., 5.000%, 08/15/2022	1,048,075	0.3
205,000		CIT Group, Inc., 5.250%, 03/07/2025	200,900	0.0
415,000		CIT Group, Inc., 6.125%, 03/09/2028	413,962	0.1
1,825,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,701,812	0.4
1,565,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,424,150	0.3
1,695,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,682,288	0.4
1,715,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,704,281	0.4
820,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	751,838	0.2
200,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	189,500	0.0
250,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	250,000	0.1
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/2024	1,030,000	0.3
840,000		Navient Corp., 5.875%, 10/25/2024	705,600	0.2
2,000,000		Navient Corp., 7.250%, 09/25/2023	1,842,500	0.4
1,405,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,248,694	0.3
2,040,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,940,550	0.5
410,000		Springleaf Finance Corp., 6.125%, 05/15/2022	399,631	0.1
1,400,000		Springleaf Finance Corp., 7.125%, 03/15/2026	1,252,125	0.3
1,850,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,720,500	0.4
			23,188,750	5.6

		Industrial: 10.0%
1,975,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,940,437	0.5
1,745,000		AECOM, 5.875%, 10/15/2024	1,725,369	0.4
1,775,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	1,601,937	0.4
313,708	(1),(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	266,652	0.1
1,000,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,001,250	0.2
1,610,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,630,125	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,655,000	(1)	BMC East LLC, 5.500%, 10/01/2024	$1,549,494	0.4
450,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	424,125	0.1
2,185,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,258,744	0.6
2,555,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	2,302,694	0.6
1,555,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,337,300	0.3
1,725,000	(1)	Itron, Inc., 5.000%, 01/15/2026	1,582,687	0.4
1,675,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,530,531	0.4
1,350,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,194,750	0.3
1,125,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,095,469	0.3
675,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	637,875	0.2
210,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	180,075	0.0
1,825,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	1,815,875	0.4
1,450,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,286,875	0.3
600,000	(1)	Novelis Corp., 6.250%, 08/15/2024	565,500	0.1
525,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	528,281	0.1
1,425,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	1,417,875	0.3
1,365,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,347,937	0.3
1,560,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,540,500	0.4
1,030,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	982,363	0.2
135,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	128,841	0.0
850,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	841,500	0.2
1,415,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	1,362,433	0.3
1,365,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,351,350	0.3
650,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	593,125	0.1
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	437,800	0.1
1,375,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/2022	1,442,031	0.4
1,200,000		TransDigm, Inc., 6.375%, 06/15/2026	1,120,500	0.3
820,000		TransDigm, Inc., 6.500%, 05/15/2025	786,175	0.2
1,620,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,713,150	0.4
			41,521,625	10.0

		Technology: 4.8%
1,575,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,515,937	0.4
605,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	581,556	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,488,750	0.4
1,975,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,849,094	0.5
540,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	540,748	0.1
540,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	549,866	0.1
1,445,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,437,775	0.4
2,305,000	(1)	First Data Corp., 5.750%, 01/15/2024	2,259,684	0.5
1,890,000	(1),(4)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	1,847,475	0.4
810,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	810,000	0.2
380,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	384,750	0.1
975,000		NCR Corp., 5.000%, 07/15/2022	923,812	0.2
1,120,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,120,000	0.3
525,000	(1)	Open Text Corp., 5.875%, 06/01/2026	515,812	0.1
875,000	(1)	Qorvo, Inc., 5.500%, 07/15/2026	837,813	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
440,000		Qorvo, Inc., 7.000%, 12/01/2025	$468,050	0.1
1,425,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,439,250	0.4
1,805,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,195,813	0.3
200,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	164,000	0.0
			19,930,185	4.8

		Utilities: 1.8%
1,725,000		Calpine Corp., 5.750%, 01/15/2025	1,582,687	0.4
1,520,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,497,200	0.4
1,500,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,350,000	0.3
540,000		NRG Energy, Inc., 5.750%, 01/15/2028	520,425	0.1
1,700,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,719,125	0.4
975,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	942,094	0.2
			7,611,531	1.8

	Total Corporate Bonds/Notes
	(Cost $422,556,519)		395,990,329	95.7

OTHER(5): –%
		Basic Materials: –%
2,000,000	(6),(7),(8)	Momentive Performance Materials, Inc. (Escrow), 8.875%, 10/15/2020	–	–

	Total Other
	(Cost $–)		–	–

BANK LOANS: 0.2%
		Health Care: 0.2%
986,563		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.379%, (US0001M + 3.000%), 06/02/2025	947,100	0.2

	Total Bank Loans
	(Cost $981,630)		947,100	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
27,789	(9) Southeastern Grocers, Inc.	$889,248	0.2

	Total Common Stock
	(Cost $848,084)	889,248	0.2

	Total Long-Term Investments
	(Cost $424,386,233)	397,826,677	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
	Commercial Paper: 1.5%
6,000,000	Sysco Corp., 0.300%, 01/02/2019
	(Cost $5,998,067)	5,999,916	1.5

	Securities Lending Collateral(10): 4.2%
4,124,813	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $4,125,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,207,309, due 01/25/19-10/20/68)	4,124,813	1.0
4,124,813	Daiwa Capital Markets, Repurchase Agreement dated 12/31/18, 3.05%, due 01/02/19 (Repurchase Amount $4,125,502, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,207,309, due 01/25/19-02/01/49)	4,124,813	1.0
864,804	Mizuho Securities USA LLC, Repurchase Agreement dated 12/31/18, 2.92%, due 01/02/19 (Repurchase Amount $864,942, collateralized by various U.S. Government Securities, 1.875%-2.625%, Market Value plus accrued interest $882,100, due 02/29/24-09/09/49)	864,804	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(10) (continued)
4,124,813	Nomura Securities, Repurchase Agreement dated 12/31/18, 3.00%, due 01/02/19 (Repurchase Amount $4,125,491, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,207,309, due 01/03/19-11/20/68)	$4,124,813	1.0
4,124,813	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $4,125,496, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $4,207,309, due 10/01/25-10/20/48)	4,124,813	1.0
		17,364,056	4.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
4,963,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
		(Cost $4,963,000)	4,963,000	1.2

	Total Short-Term Investments
	(Cost $28,325,123)		28,326,972	6.9

	Total Investments in Securities (Cost $452,711,356)		$426,153,649	103.0
	Liabilities in Excess of Other Assets		(12,288,844)	(3.0)
	Net Assets		$413,864,805	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Defaulted security
(8)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2018, the Fund held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(9)	Non-income producing security.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of December 31, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$889,248	$–	$889,248
Total Common Stock	–	889,248	–	889,248
Corporate Bonds/Notes	–	395,990,329	–	395,990,329
Bank Loans	–	947,100	–	947,100
Other	–	–	–	–
Short-Term Investments	4,963,000	23,363,972	–	28,326,972
Total Investments, at fair value	$4,963,000	$421,190,649	$–	$426,153,649

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At December 31, 2018, Voya High Yield Bond Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Momentive Performance Materials, Inc. (Escrow)	10/30/2014	$–	$–
		$–	$–

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $452,727,845.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,528,503
Gross Unrealized Depreciation	(29,102,699)

Net Unrealized Depreciation	$(26,574,196)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.3%
		Basic Materials: 1.5%
3,782,000	(1)	Air Liquide Finance SA, 2.250%, 09/27/2023	$3,615,422	0.1
2,746,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	2,692,883	0.0
5,510,000		ArcelorMittal, 5.500%, 03/01/2021	5,669,885	0.1
1,945,000		ArcelorMittal, 7.000%, 10/15/2039	2,055,163	0.0
1,795,000		BHP Billiton Finance USA Ltd., 2.875%, 02/24/2022	1,782,695	0.0
2,250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	2,088,023	0.0
4,095,000		Chemours Co/The, 5.375%, 05/15/2027	3,705,975	0.1
5,485,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	5,596,038	0.1
2,250,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	2,284,143	0.0
3,203,000		Dow Chemical Co/The, 4.625%, 10/01/2044	2,911,320	0.1
3,199,000	(1)	Dow Chemical Co/The, 4.800%, 11/30/2028	3,263,093	0.1
3,745,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	3,799,714	0.1
7,000,000		DowDuPont, Inc., 5.419%, 11/15/2048	7,309,400	0.1
113,000		Eastman Chemical Co., 2.700%, 01/15/2020	112,183	0.0
4,900,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	3,754,625	0.1
1,897,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	1,882,901	0.0
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,942,996	0.0
1,360,000	(1)	Georgia-Pacific LLC, 3.734%, 07/15/2023	1,373,671	0.0
6,165,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	6,388,470	0.1
1,242,000		Goldcorp, Inc., 3.700%, 03/15/2023	1,234,759	0.0
1,996,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	1,998,001	0.0
7,120,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	7,210,288	0.1
7,600,000	(1)	NOVA Chemicals Corp., 5.250%, 06/01/2027	6,754,500	0.1
3,285,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	2,907,225	0.1
4,085,000		Teck Resources Ltd., 6.000%, 08/15/2040	3,819,475	0.1
3,570,000		United States Steel Corp., 6.250%, 03/15/2026	3,137,138	0.1
			89,289,986	1.5

		Communications: 3.7%
2,075,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	2,051,972	0.0
5,230,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	5,701,605	0.1
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,403,172	0.0
3,790,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	3,510,501	0.1
4,173,000		Amazon.com, Inc., 4.050%, 08/22/2047	4,093,731	0.1
7,105,000		AMC Networks, Inc., 4.750%, 08/01/2025	6,465,550	0.1
592,000		AT&T, Inc., 4.125%, 02/17/2026	579,286	0.0
5,376,000		AT&T, Inc., 4.300%, 02/15/2030	5,094,718	0.1
2,657,000		AT&T, Inc., 4.550%, 03/09/2049	2,298,966	0.0
1,622,000		AT&T, Inc., 5.150%, 03/15/2042	1,521,865	0.0
3,275,000		AT&T, Inc., 5.150%, 11/15/2046	3,058,123	0.1
8,046,000		AT&T, Inc., 5.150%, 02/15/2050	7,491,462	0.1
7,769,000		AT&T, Inc., 5.450%, 03/01/2047	7,624,443	0.1
2,460,000		Baidu, Inc., 4.375%, 05/14/2024	2,485,156	0.0
145,000		CBS Corp., 3.700%, 06/01/2028	134,875	0.0
1,813,000		CBS Corp., 4.600%, 01/15/2045	1,618,361	0.0
2,090,000		CBS Corp., 5.500%, 05/15/2033	2,202,785	0.0
6,575,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	6,140,392	0.1
545,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	543,637	0.0
10,150,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	10,141,201	0.2
7,400,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	7,476,558	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	$5,854,266	0.1
3,975,000		Comcast Corp., 3.300%, 10/01/2020	3,990,479	0.1
3,650,000		Comcast Corp., 3.450%, 10/01/2021	3,688,288	0.1
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,053,269	0.1
6,080,000		Comcast Corp., 4.000%, 03/01/2048	5,562,126	0.1
4,580,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	3,721,250	0.1
6,805,000		CSC Holdings LLC, 5.250%, 06/01/2024	6,252,094	0.1
5,480,000		Discovery Communications LLC, 2.950%, 03/20/2023	5,252,773	0.1
4,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,407,431	0.1
7,680,000		DISH DBS Corp., 5.875%, 11/15/2024	6,211,200	0.1
6,825,000	(1)	Gray Escrow, Inc., 7.000%, 05/15/2027	6,670,892	0.1
1,980,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	1,982,922	0.0
2,770,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,788,145	0.0
3,705,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	3,399,338	0.1
3,140,000		Level 3 Parent LLC, 5.750%, 12/01/2022	3,091,613	0.1
9,365,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,505,475	0.2
5,920,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	6,077,912	0.1
4,130,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	3,665,375	0.1
3,000,000	(1),(2)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	2,820,000	0.0
7,100,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	6,514,250	0.1
6,875,000		Sprint Nextel Corp., 6.875%, 11/15/2028	6,514,063	0.1
5,175,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	5,165,323	0.1
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,325,387	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,085,695	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,677,349	0.0
4,500,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	4,089,375	0.1
4,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	4,007,188	0.1
1,902,000		Verizon Communications, Inc., 4.150%, 03/15/2024	1,944,842	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	6,347,818	0.1
2,719,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,685,772	0.0
3,668,000		Viacom, Inc., 4.375%, 03/15/2043	2,921,241	0.1
1,950,000		Viacom, Inc., 5.850%, 09/01/2043	1,914,240	0.0
			220,825,750	3.7

		Consumer, Cyclical: 3.5%
7,065,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	6,517,462	0.1
7,655,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	6,583,300	0.1
1,578,671		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	1,551,052	0.0
1,894,218		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,953,862	0.0
6,134,590		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	5,798,292	0.1
1,371,769		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	1,354,513	0.0
2,773,849		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,626,690	0.0
1,737,488		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	1,682,230	0.0
4,205,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	4,188,776	0.1
5,340,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	5,304,010	0.1
1,428,291	(1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	1,413,723	0.0
7,195,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	6,205,687	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,002,783		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	$1,003,134	0.0
570,316		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	563,900	0.0
4,225,122		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	4,270,965	0.1
6,659,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	6,498,592	0.1
5,660,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	5,454,825	0.1
1,125,000		Dana, Inc., 5.500%, 12/15/2024	1,051,875	0.0
3,184,556		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	3,375,471	0.1
1,547,084		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,569,042	0.0
10,010,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	9,858,946	0.2
4,690,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	4,505,541	0.1
3,970,000		DR Horton, Inc., 4.750%, 02/15/2023	4,024,688	0.1
756,000		Ford Motor Co., 5.291%, 12/08/2046	623,429	0.0
1,642,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,470,317	0.0
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	2,947,380	0.1
2,200,000		General Motors Co., 5.400%, 04/01/2048	1,882,180	0.0
2,674,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	2,633,126	0.0
1,645,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,563,993	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,574,426	0.1
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,597,667	0.0
6,885,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	6,626,812	0.1
4,000,000		Home Depot, Inc./The, 4.500%, 12/06/2048	4,150,884	0.1
7,185,000		Lennar Corp., 4.750%, 11/29/2027	6,511,406	0.1
3,926,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,219,051	0.1
7,370,000		MGM Resorts International, 4.625%, 09/01/2026	6,651,425	0.1
5,030,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,792,633	0.1
3,795,000	(1),(2)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	3,777,918	0.1
1,100,000		Nordstrom, Inc., 5.000%, 01/15/2044	952,452	0.0
851,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	812,739	0.0
7,010,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	6,624,450	0.1
2,330,000		Southwest Airlines Co., 3.450%, 11/16/2027	2,223,380	0.0
1,923,150		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,843,640	0.0
5,660,000		Toyota Motor Credit Corp., 2.950%, 04/13/2021	5,650,489	0.1
3,000,131		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	3,079,537	0.1
2,557,525		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	2,472,000	0.0
1,005,787		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	984,181	0.0
6,665,958		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	6,140,980	0.1
1,344,097		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,273,667	0.0
1,940,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	1,908,612	0.0
3,666,732		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	3,835,582	0.1
6,778,136		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	6,993,226	0.1
4,730,000	(1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	4,657,349	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
4,570,000		Walmart, Inc., 2.350%, 12/15/2022	$4,453,922	0.1
4,228,000		Walmart, Inc., 3.125%, 06/23/2021	4,259,385	0.1
3,231,000		Walmart, Inc., 3.400%, 06/26/2023	3,266,083	0.1
4,180,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	3,908,300	0.1
4,670,000	(1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	4,649,662	0.1
			209,368,859	3.5

		Consumer, Non-cyclical: 5.2%
2,232,000		Abbott Laboratories, 2.800%, 09/15/2020	2,219,319	0.0
2,180,000		Abbott Laboratories, 2.900%, 11/30/2021	2,159,816	0.0
1,020,000		Abbott Laboratories, 3.750%, 11/30/2026	1,009,592	0.0
2,189,000		Abbott Laboratories, 4.750%, 11/30/2036	2,292,491	0.0
1,560,000		Abbott Laboratories, 4.900%, 11/30/2046	1,646,087	0.0
3,210,000		AbbVie, Inc., 2.900%, 11/06/2022	3,126,065	0.1
3,414,000		AbbVie, Inc., 3.200%, 05/14/2026	3,170,739	0.1
1,599,000		AbbVie, Inc., 3.375%, 11/14/2021	1,599,081	0.0
5,589,000		AbbVie, Inc., 4.450%, 05/14/2046	4,913,621	0.1
1,849,000		Aetna, Inc., 2.800%, 06/15/2023	1,760,119	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/2042	1,645,368	0.0
1,697,000		Altria Group, Inc., 4.250%, 08/09/2042	1,375,093	0.0
7,850,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	7,330,455	0.1
3,470,000		Amgen, Inc., 2.125%, 05/01/2020	3,424,386	0.1
4,589,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	4,285,457	0.1
7,940,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	7,388,828	0.1
1,960,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,701,425	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/2044	4,240,521	0.1
6,220,000		AstraZeneca PLC, 2.375%, 11/16/2020	6,112,160	0.1
3,580,000		BAT Capital Corp., 3.222%, 08/15/2024	3,301,200	0.1
5,270,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	5,179,146	0.1
4,220,000		Becton Dickinson and Co., 2.894%, 06/06/2022	4,090,248	0.1
3,032,000		Becton Dickinson and Co., 3.700%, 06/06/2027	2,871,490	0.0
7,240,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	6,626,265	0.1
3,870,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	3,806,579	0.1
1,473,000		Campbell Soup Co., 3.650%, 03/15/2023	1,437,776	0.0
3,470,000		Cardinal Health, Inc., 2.616%, 06/15/2022	3,345,334	0.1
7,495,000		Celgene Corp., 4.550%, 02/20/2048	6,528,336	0.1
4,030,000		Conagra Brands, Inc., 4.300%, 05/01/2024	4,010,117	0.1
7,680,000		CVS Health Corp., 3.125%, 03/09/2020	7,666,031	0.1
5,120,000		CVS Health Corp., 3.700%, 03/09/2023	5,069,760	0.1
5,390,000		CVS Health Corp., 4.100%, 03/25/2025	5,349,970	0.1
2,603,000		CVS Health Corp., 4.300%, 03/25/2028	2,553,625	0.0
5,579,000		CVS Health Corp., 5.050%, 03/25/2048	5,453,842	0.1
4,130,000		Ecolab, Inc., 4.350%, 12/08/2021	4,245,848	0.1
3,460,000		General Mills, Inc., 3.700%, 10/17/2023	3,443,329	0.1
5,340,000		General Mills, Inc., 4.000%, 04/17/2025	5,264,829	0.1
8,000,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	8,258,722	0.1
18,370,000	(1)	Cigna Corp., 3.200%, 09/17/2020	18,298,742	0.3
3,290,000		HCA, Inc., 5.500%, 06/15/2047	3,125,500	0.1
3,290,000		HCA, Inc., 5.875%, 02/15/2026	3,281,775	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/2022	1,130,492	0.0
3,430,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,379,486	0.1
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,273,317	0.0
6,865,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	6,581,819	0.1
1,140,000		Johnson & Johnson, 4.375%, 12/05/2033	1,221,276	0.0
4,200,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	4,186,829	0.1
289,000	(1)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	288,184	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,750,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	$2,276,778	0.0
5,635,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	5,663,470	0.1
3,426,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	3,159,547	0.1
1,025,000		Kroger Co/The, 5.150%, 08/01/2043	984,773	0.0
1,155,000		Medtronic, Inc., 3.625%, 03/15/2024	1,166,782	0.0
2,074,000		Medtronic, Inc., 4.375%, 03/15/2035	2,129,324	0.0
1,658,000		Medtronic, Inc., 4.625%, 03/15/2045	1,744,710	0.0
1,690,000		Mylan NV, 3.750%, 12/15/2020	1,689,657	0.0
989,000		Mylan NV, 3.950%, 06/15/2026	904,679	0.0
4,375,000		Novartis Capital Corp., 4.400%, 04/24/2020	4,470,086	0.1
1,722,000		PepsiCo, Inc., 4.450%, 04/14/2046	1,805,157	0.0
3,795,000		Pfizer, Inc., 3.200%, 09/15/2023	3,812,170	0.1
2,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	2,321,325	0.0
7,335,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	6,674,850	0.1
7,210,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	6,597,150	0.1
3,071,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,865,574	0.0
4,825,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	4,840,652	0.1
3,698,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	3,578,079	0.1
5,560,000		Stryker Corp., 2.625%, 03/15/2021	5,493,884	0.1
7,240,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,343,276	0.1
3,495,000		Teleflex, Inc., 4.625%, 11/15/2027	3,254,719	0.1
7,620,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	6,569,091	0.1
3,380,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	3,315,318	0.1
9,510,000		Unilever Capital Corp., 3.000%, 03/07/2022	9,443,797	0.2
13,215,000		Unilever Capital Corp., 3.250%, 03/07/2024	13,139,517	0.2
7,275,000		United Rentals North America, Inc., 4.875%, 01/15/2028	6,402,000	0.1
2,137,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	2,129,492	0.0
3,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,301,762	0.1
3,000,000	(1)	Universal Health Services, Inc., 4.750%, 08/01/2022	2,992,500	0.0
			313,740,609	5.2

		Energy: 3.8%
1,020,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,039,555	0.0
2,285,000		Apache Corp., 4.250%, 01/15/2044	1,848,557	0.0
4,713,000		Apache Corp., 5.250%, 02/01/2042	4,373,825	0.1
5,856,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,737,146	0.1
4,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	3,862,619	0.1
1,575,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	1,365,763	0.0
856,000		Cimarex Energy Co., 3.900%, 05/15/2027	796,143	0.0
5,090,000		Cimarex Energy Co., 4.375%, 06/01/2024	5,067,335	0.1
3,660,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	3,468,727	0.1
5,565,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	5,247,925	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,645,264	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	374,381	0.0
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/2019	1,538,702	0.0
5,395,000	(3)	Enbridge, Inc., 6.250%, 03/01/2078	4,868,713	0.1
1,217,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,238,821	0.0
9,457,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	8,373,671	0.1
1,244,000		Energy Transfer Operating L.P., 9.700%, 03/15/2019	1,258,844	0.0
1,263,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,264,769	0.0
3,140,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	3,150,459	0.1
1,374,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,361,932	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	$3,159,460	0.1
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,126,966	0.0
202,000	(3)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	167,883	0.0
6,645,000		EOG Resources, Inc., 2.625%, 03/15/2023	6,389,738	0.1
2,338,000		Exxon Mobil Corp., 2.726%, 03/01/2023	2,300,358	0.0
8,243,000		Halliburton Co., 3.500%, 08/01/2023	8,190,243	0.1
6,775,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	6,588,687	0.1
3,145,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	2,044,250	0.0
850,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	829,490	0.0
4,925,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	4,806,165	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,612,269	0.0
4,225,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	4,164,844	0.1
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,291,285	0.0
638,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	638,745	0.0
1,947,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,869,620	0.0
2,235,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	2,223,786	0.0
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,317,570	0.0
6,904,000		MPLX L.P., 4.125%, 03/01/2027	6,588,115	0.1
6,850,000		Murphy Oil Corp., 5.750%, 08/15/2025	6,418,316	0.1
555,000		Noble Energy, Inc., 3.850%, 01/15/2028	503,409	0.0
3,439,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	3,407,297	0.1
3,595,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	3,582,137	0.1
3,660,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,596,536	0.1
2,018,000		ONEOK, Inc., 6.000%, 06/15/2035	2,019,290	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/2023	394,945	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	712,126	0.0
2,950,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	2,736,125	0.1
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	4,571,875	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,850,000	0.1
9,075,000		Petroleos Mexicanos, 6.500%, 03/13/2027	8,553,187	0.1
2,225,000		Petroleos Mexicanos, 6.500%, 01/23/2029	2,078,706	0.0
4,550,000		Petroleos Mexicanos, 6.875%, 08/04/2026	4,433,975	0.1
513,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	471,625	0.0
2,988,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	2,798,886	0.1
5,190,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	4,985,814	0.1
73,000		Schlumberger Investment SA, 3.650%, 12/01/2023	73,390	0.0
1,508,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	1,530,759	0.0
1,656,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,676,916	0.0
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,181,304	0.1
4,432,000		Shell International Finance BV, 4.000%, 05/10/2046	4,296,531	0.1
2,253,000		Shell International Finance BV, 4.375%, 05/11/2045	2,324,364	0.0
2,005,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	1,854,625	0.0
4,242,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	3,898,720	0.1
937,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	910,039	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	891,759	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
6,710,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	$6,475,150	0.1
4,143,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	4,054,062	0.1
3,517,000		Western Gas Partners L.P., 4.000%, 07/01/2022	3,489,526	0.1
1,370,000		Western Gas Partners L.P., 5.375%, 06/01/2021	1,411,736	0.0
4,092,000		Williams Partners L.P., 3.600%, 03/15/2022	4,020,456	0.1
419,000		Williams Partners L.P., 3.750%, 06/15/2027	397,965	0.0
4,375,000		Williams Partners L.P., 4.000%, 09/15/2025	4,232,379	0.1
2,180,000		Williams Partners L.P., 4.500%, 11/15/2023	2,193,611	0.0
3,324,000		Williams Partners L.P., 5.400%, 03/04/2044	3,182,596	0.1
6,950,000		WPX Energy, Inc., 5.750%, 06/01/2026	6,324,500	0.1
			232,727,262	3.8

		Financial: 10.3%
4,980,000		American International Group, Inc., 3.375%, 08/15/2020	4,992,300	0.1
3,329,000		American International Group, Inc., 4.500%, 07/16/2044	2,983,237	0.1
2,495,000		American International Group, Inc., 6.400%, 12/15/2020	2,635,647	0.0
3,975,000		Air Lease Corp., 3.500%, 01/15/2022	3,914,386	0.1
7,430,000		American Express Co., 3.700%, 08/03/2023	7,458,690	0.1
1,373,000		Aon PLC, 4.750%, 05/15/2045	1,354,004	0.0
1,811,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	1,900,806	0.0
2,140,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	2,743,381	0.0
5,402,000		Assurant, Inc., 4.900%, 03/27/2028	5,441,719	0.1
4,140,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	4,075,044	0.1
400,000	(1)	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/2023	402,000	0.0
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	731,530	0.0
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/2023	392,812	0.0
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,352,957	0.1
6,000,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	5,614,608	0.1
11,041,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	11,045,983	0.2
3,620,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	3,578,074	0.1
2,470,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	2,346,225	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	1,883,067	0.0
9,581,000		Bank of America Corp., 4.183%, 11/25/2027	9,231,070	0.2
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	4,378,375	0.1
8,500,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	8,475,132	0.1
6,080,000		Bank of Montreal, 3.100%, 07/13/2020	6,077,032	0.1
5,660,000		Bank of Montreal, 3.100%, 04/13/2021	5,658,805	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	5,187,036	0.1
4,310,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	4,237,329	0.1
7,130,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	7,120,846	0.1
3,962,000		Bank of Nova Scotia, 4.500%, 12/16/2025	3,952,703	0.1
2,980,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,351,671	0.1
4,560,000	(3)	Barclays PLC, 4.610%, 02/15/2023	4,524,573	0.1
4,110,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	4,036,825	0.1
8,924,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	8,659,703	0.1
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,105,040	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,281,888	0.1
9,025,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	9,032,700	0.2
5,310,000		Citibank NA, 3.400%, 07/23/2021	5,318,416	0.1
5,170,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,005,810	0.1
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,167,221	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,153,791	0.0
202,000		CME Group, Inc., 4.150%, 06/15/2048	205,410	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,984,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	$3,276,490	0.1
1,872,000	(1),(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,939,860	0.0
6,300,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,199,101	0.1
1,500,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,522,454	0.0
5,500,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	5,479,375	0.1
4,330,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	4,210,358	0.1
6,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,344,913	0.1
4,759,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	4,646,587	0.1
1,170,000	(1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,091,134	0.0
1,441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,392,480	0.0
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,462,376	0.0
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	3,169,273	0.1
8,650,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	8,455,006	0.1
805,000		Discover Financial Services, 3.850%, 11/21/2022	800,091	0.0
7,130,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	6,648,725	0.1
2,862,000		Essex Portfolio L.P., 3.250%, 05/01/2023	2,802,936	0.0
5,500,000	(1)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,297,640	0.1
13,105,000	(1),(2)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	12,863,550	0.2
11,234,000		First Tennessee Bank NA, 2.950%, 12/01/2019	11,149,561	0.2
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	723,007	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,463,629	0.0
1,989,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,678,069	0.0
2,426,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	2,364,040	0.0
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,267,210	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,568,756	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	896,759	0.0
1,831,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	1,810,118	0.0
6,791,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	6,871,514	0.1
12,923,000		HSBC Holdings PLC, 3.400%, 03/08/2021	12,888,771	0.2
4,000,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	3,980,537	0.1
2,238,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,144,572	0.0
2,320,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	2,303,664	0.0
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,362,296	0.1
4,055,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	3,486,955	0.1
3,604,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,564,194	0.1
3,320,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	3,148,098	0.1
11,040,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	11,068,390	0.2
7,890,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	7,834,510	0.1
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,280,105	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,650,380	0.1
6,919,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	6,316,073	0.1
8,123,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	7,152,485	0.1
2,400,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	2,156,196	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	2,892,674	0.0
3,229,000		Kite Realty Group L.P., 4.000%, 10/01/2026	2,959,306	0.0
5,810,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	5,498,610	0.1
9,620,000	(1),(3)	Macquarie Group Ltd, 3.189%, 11/28/2023	9,263,175	0.2
5,851,000		Mitsubishi UFJ Financial Group, Inc., 3.761%, 07/26/2023	5,881,282	0.1
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,513,156	0.1
5,080,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,985,103	0.1
4,446,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	4,495,591	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,933,000		Morgan Stanley, 2.750%, 05/19/2022	$6,747,885	0.1
3,840,000		Morgan Stanley, 3.700%, 10/23/2024	3,778,855	0.1
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,196,714	0.1
1,772,000		Morgan Stanley, 3.950%, 04/23/2027	1,674,450	0.0
5,524,000		Morgan Stanley, 4.000%, 07/23/2025	5,456,805	0.1
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,368,597	0.0
4,155,000		Morgan Stanley, 5.500%, 07/28/2021	4,353,656	0.1
6,990,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	6,919,295	0.1
1,345,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,265,981	0.0
DKK 9	(4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
7,860,000		ORIX Corp., 3.250%, 12/04/2024	7,621,515	0.1
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,593,958	0.0
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	2,355,888	0.0
4,630,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	4,114,912	0.1
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,256,273	0.0
5,630,000		Royal Bank of Canada, 2.125%, 03/02/2020	5,572,168	0.1
4,410,000		Royal Bank of Canada, 3.068%, (US0003M + 0.660%), 10/05/2023	4,343,135	0.1
5,550,000		Royal Bank of Canada, 3.700%, 10/05/2023	5,575,517	0.1
9,148,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	8,778,783	0.1
3,017,000	(3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	2,963,155	0.1
1,483,000		Santander UK PLC, 2.375%, 03/16/2020	1,466,875	0.0
4,118,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	4,097,768	0.1
4,156,000	(1)	Societe Generale SA, 2.625%, 09/16/2020	4,106,565	0.1
23,139,000	(1),(3)	Standard Chartered PLC, 3.885%, 03/15/2024	22,418,525	0.4
2,217,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,162,465	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	281,846	0.0
5,910,000	(1)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	5,792,970	0.1
7,382,000	(3)	SunTrust Bank/Atlanta GA, 3.689%, 08/02/2024	7,356,859	0.1
3,700,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	3,668,668	0.1
5,920,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	5,934,178	0.1
11,700,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	11,787,182	0.2
1,061,000	(3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	1,003,586	0.0
2,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	1,763,516	0.0
7,760,000	(1)	UBS AG/London, 2.450%, 12/01/2020	7,619,971	0.1
3,080,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,049,598	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	1,569,225	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,172,273	0.1
4,644,000		US Bank NA/Cincinnati OH, 2.936%, (US0003M + 0.290%), 05/21/2021	4,628,625	0.1
4,723,000		Wells Fargo & Co., 4.125%, 08/15/2023	4,755,553	0.1
3,631,000		Wells Fargo & Co., 4.750%, 12/07/2046	3,508,755	0.1
12,450,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	12,528,095	0.2
4,470,000		Westpac Banking Corp., 3.650%, 05/15/2023	4,499,308	0.1
2,893,000		Willis North America, Inc., 3.600%, 05/15/2024	2,827,813	0.0
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,145,118	0.0
2,511,000		XLIT Ltd., 5.500%, 03/31/2045	2,608,848	0.0
5,650,000		Zions Bancorp NA, 3.500%, 08/27/2021	5,636,206	0.1
			620,556,914	10.3

		Industrial: 2.2%
7,220,000		AECOM, 5.125%, 03/15/2027	6,209,200	0.1
9,620,000	(1)	Airbus Finance BV, 2.700%, 04/17/2023	9,370,470	0.2
2,020,000		Amphenol Corp., 3.200%, 04/01/2024	1,960,871	0.0
2,530,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,732,400	0.0
3,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	4,188,544	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
5,615,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	$5,631,710	0.1
2,715,000		CSX Corp., 4.650%, 03/01/2068	2,468,103	0.0
200,000		Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	196,500	0.0
1,000,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	982,500	0.0
5,000,000		FedEx Corp., 4.050%, 02/15/2048	4,210,752	0.1
2,647,000		FedEx Corp., 4.400%, 01/15/2047	2,390,316	0.0
3,565,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	3,065,900	0.0
3,700,000		General Electric Co., 2.300%, 01/14/2019	3,698,583	0.1
3,232,000		General Electric Co., 4.500%, 03/11/2044	2,648,295	0.0
3,588,000	(3)	General Electric Co., 5.000%, 12/31/2199	2,749,305	0.0
6,810,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	6,873,403	0.1
4,717,000		John Deere Capital Corp., 3.125%, 09/10/2021	4,727,277	0.1
803,000		Mexico City Airport Trust, 4.250%, 10/31/2026	719,689	0.0
4,420,000		Norfolk Southern Corp., 3.650%, 08/01/2025	4,451,351	0.1
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	412,554	0.0
7,000,000	(1)	Novelis Corp., 5.875%, 09/30/2026	6,212,500	0.1
3,330,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	3,350,812	0.1
4,045,000		Packaging Corp. of America, 2.450%, 12/15/2020	3,972,664	0.1
2,335,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,251,130	0.0
4,413,000		Roper Technologies, Inc., 3.650%, 09/15/2023	4,420,647	0.1
3,590,000		Ryder System, Inc., 3.500%, 06/01/2021	3,596,364	0.1
3,930,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	3,887,377	0.1
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,502,202	0.0
7,245,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	6,357,488	0.1
7,290,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	7,165,493	0.1
3,705,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	3,380,813	0.1
1,000,000		Transnet SOC Ltd., 4.000%, 07/26/2022	939,212	0.0
3,920,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,852,621	0.1
2,690,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,618,458	0.0
4,800,000		United Parcel Service, Inc., 2.800%, 11/15/2024	4,606,383	0.1
6,230,000		United Technologies Corp., 3.650%, 08/16/2023	6,211,737	0.1
			135,013,624	2.2

		Technology: 1.8%
2,282,000		Analog Devices, Inc., 3.500%, 12/05/2026	2,189,010	0.0
3,530,000		Apple, Inc., 2.000%, 11/13/2020	3,483,757	0.1
5,675,000		Apple, Inc., 2.400%, 01/13/2023	5,509,900	0.1
4,490,000		Apple, Inc., 3.750%, 09/12/2047	4,140,785	0.1
2,000,000		Apple, Inc., 3.750%, 11/13/2047	1,855,134	0.0
963,000		Apple, Inc., 4.450%, 05/06/2044	998,349	0.0
6,075,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	5,999,983	0.1
1,608,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,607,270	0.0
7,406,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	7,543,353	0.1
4,880,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	4,911,376	0.1
5,592,000		Electronic Arts, Inc., 3.700%, 03/01/2021	5,634,108	0.1
6,690,000	(1)	First Data Corp., 5.750%, 01/15/2024	6,558,475	0.1
2,895,000		HP, Inc., 4.050%, 09/15/2022	2,937,697	0.1
6,885,000		HP, Inc., 4.300%, 06/01/2021	7,003,020	0.1
2,289,000		International Business Machines Corp., 2.875%, 11/09/2022	2,225,929	0.0
4,100,000		IBM Credit LLC, 3.000%, 02/06/2023	4,023,500	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/2021	1,261,751	0.0
4,477,000		Microsoft Corp., 3.700%, 08/08/2046	4,320,930	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
5,345,000		Microsoft Corp., 4.250%, 02/06/2047	$5,633,084	0.1
4,216,000		Microsoft Corp., 4.450%, 11/03/2045	4,488,522	0.1
4,576,000	(1)	NXP BV / NXP Funding LLC, 4.875%, 03/01/2024	4,601,809	0.1
4,032,000		Oracle Corp., 3.850%, 07/15/2036	3,819,518	0.1
8,841,000		Oracle Corp., 4.000%, 11/15/2047	8,259,744	0.1
895,000		Oracle Corp., 4.300%, 07/08/2034	900,752	0.0
7,215,000		Western Digital Corp., 4.750%, 02/15/2026	6,286,069	0.1
			106,193,825	1.8

		Utilities: 3.3%
3,770,000		Alabama Power Co., 3.375%, 10/01/2020	3,772,062	0.1
2,200,000		Alabama Power Co., 5.700%, 02/15/2033	2,561,204	0.0
1,927,000		Ameren Corp., 2.700%, 11/15/2020	1,901,722	0.0
8,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,123,983	0.2
5,385,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,662,548	0.1
1,432,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,434,287	0.0
4,000,000		Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	3,604,648	0.1
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,736,875	0.0
4,510,000	(1)	Calpine Corp., 5.250%, 06/01/2026	4,132,288	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	516,793	0.0
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,068,704	0.0
4,600,000		Comision Federal de Electricidad, 4.750%, 02/23/2027	4,347,046	0.1
1,400,000	(1)	Comision Federal de Electricidad, 4.750%, 02/23/2027	1,323,014	0.0
4,990,000		Commonwealth Edison Co., 3.750%, 08/15/2047	4,593,001	0.1
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,653,002	0.0
3,000,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	2,945,334	0.1
3,000,000		DTE Electric Co., 4.050%, 05/15/2048	2,984,799	0.1
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,475,713	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,134,041	0.0
3,032,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,854,329	0.0
3,030,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,029,044	0.1
2,888,000	(1)	Enel Finance International NV, 3.500%, 04/06/2028	2,482,055	0.0
3,323,000		Entergy Corp., 2.950%, 09/01/2026	3,072,516	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/2019	784,175	0.0
4,965,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	5,017,766	0.1
3,617,000		Exelon Corp., 3.497%, 06/01/2022	3,537,155	0.1
3,475,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,389,475	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/2023	1,544,613	0.0
4,400,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	4,025,654	0.1
1,750,000		Georgia Power Co., 2.000%, 03/30/2020	1,721,728	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,322,697	0.0
4,400,000		Interstate Power & Light Co., 3.250%, 12/01/2024	4,293,353	0.1
13,076,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	13,066,926	0.2
4,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	4,237,274	0.1
2,862,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	2,873,621	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,941,288	0.0
618,000		Metropolitan Edison Co., 7.700%, 01/15/2019	618,883	0.0
3,160,000		Mississippi Power Co., 3.950%, 03/30/2028	3,126,325	0.1
2,412,000		Mississippi Power Co., 4.250%, 03/15/2042	2,237,486	0.0
790,000		Mississippi Power Co., 4.750%, 10/15/2041	761,343	0.0
709,000		Nevada Power Co., 7.125%, 03/15/2019	714,932	0.0
6,290,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	6,303,905	0.1
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	1,401,623	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
3,210,000	(1)	Niagara Mohawk Power Corp., 4.278%, 12/15/2028	$3,325,752	0.1
1,901,000		NiSource, Inc., 5.950%, 06/15/2041	2,115,477	0.0
3,480,000		NRG Energy, Inc., 5.750%, 01/15/2028	3,353,850	0.1
3,638,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	2,988,700	0.1
2,259,000	(1)	Pacific Gas & Electric Co., 4.250%, 08/01/2023	2,104,295	0.0
1,402,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	1,307,635	0.0
720,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	671,101	0.0
1,469,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	1,505,997	0.0
3,300,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	3,061,372	0.1
2,050,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,901,761	0.0
950,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	953,326	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,715,698	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,568,464	0.1
4,035,000		Pinnacle West Capital Corp., 2.250%, 11/30/2020	3,956,360	0.1
6,924,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	6,962,041	0.1
2,758,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	2,747,488	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	3,394,648	0.1
435,000		Southern California Edison Co., 2.400%, 02/01/2022	419,750	0.0
1,581,000		Southern California Edison Co., 3.500%, 10/01/2023	1,577,115	0.0
980,000		Southern California Edison Co., 3.875%, 06/01/2021	988,458	0.0
2,311,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,172,572	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	1,906,880	0.0
3,690,000		Tampa Electric Co., 5.400%, 05/15/2021	3,871,583	0.1
3,000,000		Tucson Electric Power Co., 4.850%, 12/01/2048	3,132,245	0.1
6,165,000		Virginia Electric & Power Co., 3.800%, 04/01/2028	6,206,351	0.1
			201,238,149	3.3

	Total Corporate Bonds/Notes
	(Cost $2,197,143,781)		2,128,954,978	35.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.1%
1,083,727	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.885%, 09/25/2044	1,083,058	0.0
2,808,625		Alternative Loan Trust 2004-J7 MI, 3.335%, (US0001M + 1.020%), 10/25/2034	2,759,577	0.1
3,312,196		Alternative Loan Trust 2005-10CB 1A1, 3.006%, (US0001M + 0.500%), 05/25/2035	2,894,860	0.1
2,785,214		Alternative Loan Trust 2005-51 3A2A, 3.447%, (12MTA + 1.290%), 11/20/2035	2,693,092	0.1
857,759		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	787,537	0.0
1,082,244		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,041,201	0.0
1,945,281		Alternative Loan Trust 2005-J2 1A12, 2.906%, (US0001M + 0.400%), 04/25/2035	1,688,576	0.0
941,715		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	721,912	0.0
206,763		Alternative Loan Trust 2006-18CB A10, 2.906%, (US0001M + 0.400%), 07/25/2036	136,075	0.0
1,241,340		Alternative Loan Trust 2006-19CB A28, 3.106%, (US0001M + 0.600%), 08/25/2036	878,575	0.0
1,191,075		Alternative Loan Trust 2006-HY11 A1, 2.626%, (US0001M + 0.120%), 06/25/2036	1,107,332	0.0
1,347,520		Alternative Loan Trust 2007-23CB A3, 3.006%, (US0001M + 0.500%), 09/25/2037	852,909	0.0
3,410,911		Alternative Loan Trust 2007-2CB 2A1, 3.106%, (US0001M + 0.600%), 03/25/2037	2,260,466	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,375,505		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	$996,333	0.0
1,231,953		Alternative Loan Trust 2007-8CB A3, 3.006%, (US0001M + 0.500%), 05/25/2037	853,951	0.0
2,018,635		American Home Mortgage Assets Trust 2007-4 A4, 2.796%, (US0001M + 0.290%), 08/25/2037	1,824,788	0.0
1,213,778		Banc of America Funding 2007-2 1A16 Trust, 3.106%, (US0001M + 0.600%), 03/25/2037	964,770	0.0
1,310,902	(5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	138,174	0.0
1,852,380	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.032%, 05/25/2035	1,871,963	0.0
2,404,990	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.406%, 09/25/2035	2,252,518	0.0
5,132,550		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.696%, (US0001M + 0.190%), 01/25/2037	4,926,953	0.1
337,736	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.806%, (US0001M + 4.300%), 07/25/2025	339,760	0.0
2,564,188	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.291%, 11/25/2034	2,549,865	0.1
838,932		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	691,175	0.0
1,661,895		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,677,990	0.0
2,022,433	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.634%, 11/25/2036	1,758,912	0.0
776,425	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.238%, 09/25/2037	746,433	0.0
2,453,471	(1),(3)	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.500%, 12/25/2035	2,564,758	0.1
1,643,041	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,715,302	0.0
2,869,000	(1),(3)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	2,851,801	0.1
1,680,000	(1),(3)	COLT 2018-2 M1 Mortgage Loan Trust, 4.189%, 07/27/2048	1,699,375	0.0
1,550,000	(1),(3)	COLT 2018-3 M1 Mortgage Loan Trust, 4.283%, 10/26/2048	1,545,156	0.0
631,063		Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.006%, (US0001M + 0.500%), 11/25/2035	410,456	0.0
7,750,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.226%, (US0001M + 0.720%), 11/25/2035	7,696,005	0.1
2,257,623	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	2,018,322	0.0
1,664,832	(1),(3)	CSMC Trust 2015-2 B3, 3.935%, 02/25/2045	1,677,865	0.0
1,360,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,362,624	0.0
105,721,835	(3),(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.865%, 04/25/2037	4,304,359	0.1
2,219,781		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.750%, (US0001M + 0.280%), 08/19/2045	1,924,304	0.0
5,631,431	(5)	Fannie Mae 2008-12 SC, 3.844%, (-1.000*US0001M + 6.350%), 03/25/2038	833,051	0.0
7,902,333		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	8,644,473	0.2
1,076,445		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,063,032	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,163,955	0.1
6,534,000		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	6,763,036	0.1
3,655,154		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	3,811,616	0.1
32,958,693	(5)	Fannie Mae 2016-82 SD, 3.544%, (-1.000*US0001M + 6.050%), 11/25/2046	4,916,435	0.1
7,615,854		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,706,710	0.1
4,600,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.756%, (US0001M + 4.250%), 04/25/2029	5,059,501	0.1
7,434,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.156%, (US0001M + 3.650%), 09/25/2029	7,902,406	0.1
2,650,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.506%, (US0001M + 3.000%), 10/25/2029	2,744,870	0.1
4,300,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.356%, (US0001M + 2.850%), 11/25/2029	4,405,283	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.706%, (US0001M + 2.200%), 01/25/2030	$10,532,010	0.2
7,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.906%, (US0001M + 2.400%), 05/25/2030	7,262,094	0.1
9,750,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.006%, (US0001M + 2.500%), 05/25/2030	9,744,635	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.706%, (US0001M + 2.200%), 08/25/2030	1,462,222	0.0
1,550,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.656%, (US0001M + 2.150%), 10/25/2030	1,517,419	0.0
735,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 5.056%, (US0001M + 2.550%), 12/25/2030	726,895	0.0
8,730,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.506%, (US0001M + 2.000%), 03/25/2031	8,404,257	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.606%, (US0001M + 2.100%), 03/25/2031	2,894,002	0.1
18,231,152		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.756%, (US0001M + 2.250%), 07/25/2030	17,839,069	0.3
23,007		Fannie Mae Grantor Trust 1998-T2 A6, 0.830%, (US0001M + 0.550%), 01/25/2032	23,865	0.0
30,943	(5)	Fannie Mae Interest Strip 104 2, 9.500%, 10/25/2021	2,964	0.0
4,651	(5)	Fannie Mae Interest Strip 83 2, 9.500%, 09/25/2020	233	0.0
530,172	(5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	74,410	0.0
1,759,436	(5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	145,883	0.0
183,629		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	197,282	0.0
254,297	(5)	Fannie Mae REMIC Trust 1999-6 SE, 5.230%, (-1.000*US0001M + 7.685%), 02/17/2029	20,894	0.0
149,013		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	160,305	0.0
1,493,253		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,623,065	0.0
491,031		Fannie Mae REMIC Trust 2003-45 FJ, 3.849%, (US0001M + 1.500%), 06/25/2033	511,150	0.0
1,869,496	(5)	Fannie Mae REMIC Trust 2003-66 SA, 5.144%, (-1.000*US0001M + 7.650%), 07/25/2033	347,166	0.0
342,000	(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	80,002	0.0
1,005,500		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	1,080,445	0.0
4,536		Fannie Mae REMIC Trust 2004-10 SC, 18.575%, (-4.000*US0001M + 28.600%), 02/25/2034	4,674	0.0
1,435,956		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,534,602	0.0
30,035		Fannie Mae REMIC Trust 2004-56 FE, 2.956%, (US0001M + 0.450%), 10/25/2033	30,102	0.0
749,411		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	797,314	0.0
1,608,411		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,676,288	0.0
84,032		Fannie Mae REMIC Trust 2004-79 S, 12.908%, (-2.750*US0001M + 19.800%), 08/25/2032	85,784	0.0
11,374		Fannie Mae REMIC Trust 2004-W10 A5, 5.500%, 08/25/2034	11,352	0.0
3,833,617		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	4,085,138	0.1
28,269		Fannie Mae REMIC Trust 2005-74 NP, 13.514%, (-3.782*US0001M + 22.992%), 01/25/2035	28,863	0.0
201,294		Fannie Mae REMIC Trust 2006-104 ES, 20.919%, (-5.000*US0001M + 33.450%), 11/25/2036	329,007	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,692,724	(5)	Fannie Mae REMIC Trust 2006-12 SD, 4.244%, (-1.000*US0001M + 6.750%), 10/25/2035	$496,866	0.0
1,100,085	(5)	Fannie Mae REMIC Trust 2006-123 UI, 4.234%, (-1.000*US0001M + 6.740%), 01/25/2037	196,975	0.0
284,452	(5)	Fannie Mae REMIC Trust 2006-72 HS, 4.194%, (-1.000*US0001M + 6.700%), 08/25/2026	31,995	0.0
53,055		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	58,129	0.0
5,547,013	(5)	Fannie Mae REMIC Trust 2007-91 AS, 3.894%, (-1.000*US0001M + 6.400%), 10/25/2037	961,646	0.0
2,419,941		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,528,685	0.1
11,581,418	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.553%, 02/25/2049	12,346,153	0.2
2,863,361	(5)	Fannie Mae REMIC Trust 2009-90 TS, 3.644%, (-1.000*US0001M + 6.150%), 11/25/2039	400,776	0.0
4,169,787	(5)	Fannie Mae REMIC Trust 2010-118 GS, 3.444%, (-1.000*US0001M + 5.950%), 10/25/2039	273,014	0.0
7,457,478	(5)	Fannie Mae REMIC Trust 2010-123 SL, 3.564%, (-1.000*US0001M + 6.070%), 11/25/2040	965,588	0.0
7,933,525	(5)	Fannie Mae REMIC Trust 2010-41 SB, 3.894%, (-1.000*US0001M + 6.400%), 05/25/2040	1,188,674	0.0
2,295,381	(5)	Fannie Mae REMIC Trust 2010-43 VS, 3.944%, (-1.000*US0001M + 6.450%), 05/25/2040	359,389	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,280,385	0.2
2,499,729	(5)	Fannie Mae REMIC Trust 2011-102 SA, 4.094%, (-1.000*US0001M + 6.600%), 10/25/2041	414,818	0.0
3,614,495		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,931,376	0.1
3,505,502	(5)	Fannie Mae REMIC Trust 2011-93 GS, 4.044%, (-1.000*US0001M + 6.550%), 04/25/2039	615,908	0.0
1,678,187	(5)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	158,017	0.0
9,553,008	(5)	Fannie Mae REMIC Trust 2012-122 SB, 3.644%, (-1.000*US0001M + 6.150%), 11/25/2042	1,621,468	0.0
5,257,812	(5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	515,928	0.0
9,456,975	(5)	Fannie Mae REMIC Trust 2012-133 AS, 3.694%, (-1.000*US0001M + 6.200%), 10/25/2042	1,351,305	0.0
1,493,729	(5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	169,170	0.0
6,747,770	(5)	Fannie Mae REMIC Trust 2012-15 SP, 4.114%, (-1.000*US0001M + 6.620%), 06/25/2040	728,449	0.0
3,523,961	(5)	Fannie Mae REMIC Trust 2012-24 HS, 4.044%, (-1.000*US0001M + 6.550%), 09/25/2040	453,781	0.0
8,419,390	(5)	Fannie Mae REMIC Trust 2012-30 QS, 4.094%, (-1.000*US0001M + 6.600%), 04/25/2031	960,375	0.0
2,091,774	(5)	Fannie Mae REMIC Trust 2012-68 YS, 4.194%, (-1.000*US0001M + 6.700%), 07/25/2042	352,305	0.0
3,343,521	(5)	Fannie Mae REMIC Trust 2013-26 JS, 3.694%, (-1.000*US0001M + 6.200%), 10/25/2032	445,539	0.0
11,554,958	(5)	Fannie Mae REMIC Trust 2013-60 DS, 3.694%, (-1.000*US0001M + 6.200%), 06/25/2033	1,768,214	0.0
10,565,603	(5)	Fannie Mae REMIC Trust 2013-9 SM, 3.744%, (-1.000*US0001M + 6.250%), 02/25/2033	1,416,530	0.0
7,340,289	(5)	Fannie Mae REMIC Trust 2014-17 DS, 3.694%, (-1.000*US0001M + 6.200%), 02/25/2043	870,687	0.0
3,749,606	(5)	Fannie Mae REMIC Trust 2014-28 BS, 3.694%, (-1.000*US0001M + 6.200%), 08/25/2043	545,535	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	2,615,278	0.1
67,633,044	(5)	Fannie Mae REMIC Trust 2015-79 SA, 3.744%, (-1.000*US0001M + 6.250%), 11/25/2045	9,659,886	0.2
27,441,232	(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	6,188,610	0.1
47,655,751	(5)	Fannie Mae REMICS 16-60 SB, 3.594%, (-1.000*US0001M + 6.100%), 09/25/2046	6,874,661	0.1
3		Fannie Mae REMICS 1989-34 J, 985.500%, 07/25/2019	7	0.0
34		Fannie Mae REMICS 1990-59 K, 1184.190%, 06/25/2020	246	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
38		Fannie Mae REMICS 1990-97 H, 1133.313%, 08/25/2020	$220	0.0
209,868	(5)	Fannie Mae REMICS 1997-18 SG, 5.645%, (-1.000*US0001M + 8.100%), 03/17/2027	24,434	0.0
160,127	(5),(6)	Fannie Mae REMICS 1997-91 FC, 0.000%, 11/25/2023	80	0.0
60,509	(5)	Fannie Mae REMICS 1999-57 SC, 7.295%, (-1.000*US0001M + 9.750%), 11/17/2029	3,774	0.0
35,367	(5)	Fannie Mae REMICS 2000-38 SJ, 6.745%, (-1.000*US0001M + 9.200%), 11/18/2030	1,436	0.0
123,754	(5)	Fannie Mae REMICS 2000-38 SK, 6.745%, (-1.000*US0001M + 9.200%), 10/17/2030	3,601	0.0
173,019	(5)	Fannie Mae REMICS 2001-15 S, 5.745%, (-1.000*US0001M + 8.200%), 04/18/2021	2,175	0.0
396,877	(5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	14,859	0.0
137,808	(5)	Fannie Mae REMICS 2001-8 SK, 6.295%, (-1.000*US0001M + 8.750%), 03/18/2031	18,402	0.0
12,826	(5)	Fannie Mae REMICS 2001-8 SO, 7.330%, (-1.000*US0001M + 9.800%), 02/20/2031	319	0.0
875,961	(5)	Fannie Mae REMICS 2003-49 SW, 4.494%, (-1.000*US0001M + 7.000%), 01/25/2033	129,706	0.0
6,838,675	(5)	Fannie Mae REMICS 2004-54 SN, 4.544%, (-1.000*US0001M + 7.050%), 07/25/2034	1,107,675	0.0
993,985	(5)	Fannie Mae REMICS 2004-88 JH, 4.094%, (-1.000*US0001M + 6.600%), 06/25/2033	33,806	0.0
1,862,073	(5)	Fannie Mae REMICS 2005-75 SP, 4.244%, (-1.000*US0001M + 6.750%), 08/25/2035	263,227	0.0
3,624,769	(5)	Fannie Mae REMICS 2006-56 SM, 4.244%, (-1.000*US0001M + 6.750%), 07/25/2036	545,528	0.0
1,295,062	(5)	Fannie Mae REMICS 2007-21 SB, 3.894%, (-1.000*US0001M + 6.400%), 03/25/2037	133,512	0.0
1,819,055	(5)	Fannie Mae REMICS 2007-52 NS, 3.944%, (-1.000*US0001M + 6.450%), 06/25/2037	264,890	0.0
2,285,782	(5)	Fannie Mae REMICS 2007-85 SM, 3.954%, (-1.000*US0001M + 6.460%), 09/25/2037	328,437	0.0
121,684	(5)	Fannie Mae REMICS 2010-112 SG, 3.854%, (-1.000*US0001M + 6.360%), 06/25/2021	1,719	0.0
1,750,362	(5)	Fannie Mae REMICS 2010-35 CS, 3.944%, (-1.000*US0001M + 6.450%), 04/25/2050	239,371	0.0
2,724,624		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,949,455	0.1
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,361,508	0.1
132,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	133,261	0.0
15,074,223	(5)	Fannie Mae REMICS 2011-47 GS, 3.424%, (-1.000*US0001M + 5.930%), 06/25/2041	1,963,182	0.0
4,099,369		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	4,233,871	0.1
8,223,867	(5)	Fannie Mae REMICS 2012-111 SL, 3.594%, (-1.000*US0001M + 6.100%), 05/25/2041	1,022,264	0.0
5,648,323		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	5,647,397	0.1
3,000,000		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	2,965,186	0.1
5,815,272		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,135,561	0.1
2,649,113		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,751,990	0.1
1,058,948		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,075,998	0.0
6,500,000		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	6,586,604	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	487,417	0.0
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,650,461	0.1
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,475,699	0.0
1,187,998		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,160,999	0.0
12,668,591	(5)	Fannie Mae REMICS 2013-40 LS, 3.644%, (-1.000*US0001M + 6.150%), 05/25/2043	2,135,067	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,371,711	(5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	$1,628,617	0.0
14,763,784	(5)	Fannie Mae REMICS 2014-15 SB, 4.144%, (-1.000*US0001M + 6.650%), 04/25/2044	2,678,459	0.1
13,020,440	(5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	982,908	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	977,025	0.0
11,862,120	(5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	2,307,780	0.1
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,018,235	0.0
5,000,000		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	4,855,964	0.1
5,033,955	(5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	954,549	0.0
1,025,682		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	1,009,573	0.0
9,682,072		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,561,961	0.2
66,647,935	(5)	Fannie Mae REMICS 2018-15 SC, 3.794%, (-1.000*US0001M + 6.300%), 03/25/2048	9,465,286	0.2
7,020,944		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	6,850,195	0.1
33,829,918		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	33,244,048	0.6
6,414,485		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	6,471,739	0.1
81,476,895	(5)	Fannie Mae REMICS 2018-86 SM, 3.694%, (-1.000*US0001M + 6.200%), 12/25/2048	11,540,070	0.2
72,073,333	(5)	Fannie Mae REMICS 2018-91 SB, 3.594%, (-1.000*US0001M + 6.100%), 12/25/2058	12,287,437	0.2
66		Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	269	0.0
4,606,052		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	4,976,364	0.1
2,428,483	(5)	Fannie Mae Series 2013-72 YS, 3.644%, (-1.000*US0001M + 6.150%), 07/25/2033	355,548	0.0
349,260	(5)	FHLMC-GNMA 20 S, 6.396%, (-1.000*US0001M + 8.900%), 10/25/2023	37,559	0.0
716,410		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.806%, (US0001M + 0.300%), 12/25/2036	435,749	0.0
716,410	(5)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.194%, (-1.000*US0001M + 6.700%), 12/25/2036	174,347	0.0
829,943		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	634,591	0.0
1,965,117	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.057%, 03/25/2048	1,990,731	0.0
2,304,100	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.057%, 03/25/2048	2,326,015	0.1
2,562,512	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.057%, 03/25/2048	2,533,637	0.1
33,272,938		Freddie Mac 326 350, 3.500%, 03/15/2044	33,838,737	0.6
12,720,230	(5)	Freddie Mac 3510 AS, 3.955%, (-1.000*US0001M + 6.410%), 04/15/2037	2,040,867	0.0
10,952,957	(5)	Freddie Mac 4191 SA, 3.745%, (-1.000*US0001M + 6.200%), 03/15/2043	1,426,247	0.0
3,818,669		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,158,038	0.1
1,013,938		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	1,129,637	0.0
489,761		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	536,799	0.0
151,107		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	163,993	0.0
137,264		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	147,008	0.0
939,041		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	1,028,256	0.0
189,468		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	205,994	0.0
221,171		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	226,719	0.0
378,220		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	411,041	0.0
151,507	(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	34,818	0.0
976,754		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	1,030,685	0.0
189,036		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	208,673	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,551,250	(5)	Freddie Mac REMIC Trust 2866 GS, 4.145%, (-1.000*US0001M + 6.600%), 09/15/2034	$62,005	0.0
632,317	(5)	Freddie Mac REMIC Trust 2883 SD, 4.245%, (-1.000*US0001M + 6.700%), 10/15/2034	28,327	0.0
280,156		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	297,153	0.0
395,646		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	418,134	0.0
7,775,459	(5)	Freddie Mac REMIC Trust 3045 DI, 4.275%, (-1.000*US0001M + 6.730%), 10/15/2035	1,177,765	0.0
26,237		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	26,239	0.0
1,428,740		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,540,760	0.0
295,790	(6),(7)	Freddie Mac REMIC Trust 3139 PO, 0.000%, 01/15/2036	288,669	0.0
1,964,938	(5)	Freddie Mac REMIC Trust 3171 PS, 4.030%, (-1.000*US0001M + 6.485%), 06/15/2036	245,306	0.0
8,666,102	(5)	Freddie Mac REMIC Trust 3199 S, 3.995%, (-1.000*US0001M + 6.450%), 08/15/2036	1,392,126	0.0
716,136		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	786,431	0.0
277,449		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	297,671	0.0
378,740	(3),(5)	Freddie Mac REMIC Trust 3524 LA, 5.478%, 03/15/2033	402,747	0.0
44,544		Freddie Mac REMIC Trust 3556 NT, 5.555%, (US0001M + 3.100%), 03/15/2038	45,786	0.0
7,795,183		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	8,496,189	0.2
709,797		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	773,053	0.0
1,877,855	(5)	Freddie Mac REMIC Trust 3710 SL, 3.545%, (-1.000*US0001M + 6.000%), 05/15/2036	57,970	0.0
550,593		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	601,942	0.0
23,322,995		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/2038	23,670,437	0.4
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	1,014,248	0.0
362,102		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	386,805	0.0
1,983,232	(5)	Freddie Mac REMIC Trust 3856 KS, 4.095%, (-1.000*US0001M + 6.550%), 05/15/2041	309,697	0.0
1,742,102	(5)	Freddie Mac REMIC Trust 3925 SD, 3.595%, (-1.000*US0001M + 6.050%), 07/15/2040	181,341	0.0
10,988,853	(5)	Freddie Mac REMIC Trust 3925 SL, 3.595%, (-1.000*US0001M + 6.050%), 01/15/2041	1,222,731	0.0
469,852		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	498,299	0.0
2,353,078	(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	282,843	0.0
2,557,225	(5)	Freddie Mac REMIC Trust 4088 CS, 3.545%, (-1.000*US0001M + 6.000%), 08/15/2042	437,904	0.0
9,459,476	(5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	1,087,785	0.0
4,794,411	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	776,916	0.0
4,145,886		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,091,261	0.1
1,265,931		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,375,456	0.0
2,462,254	(5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	405,292	0.0
4,705,433		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	4,969,826	0.1
6,316,126		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	6,689,781	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,842,997	0.0
8,226,443	(5)	Freddie Mac REMIC Trust 4386 LS, 3.645%, (-1.000*US0001M + 6.100%), 09/15/2044	1,280,173	0.0
29		Freddie Mac REMICS 1006 I, 860.000%, 10/15/2020	156	0.0
170		Freddie Mac REMICS 1022 K, 479.145%, 12/15/2020	345	0.0
73		Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	287	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
82		Freddie Mac REMICS 1074 J, 332.203%, 05/15/2021	$144	0.0
107		Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	1,185	0.0
85		Freddie Mac REMICS 1159 D, 888.794%, 11/15/2021	637	0.0
54		Freddie Mac REMICS 121 I, 622.000%, 03/15/2021	160	0.0
30		Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	287	0.0
15,214	(5)	Freddie Mac REMICS 1368 S, 7.045%, (-1.000*US0001M + 9.500%), 08/15/2022	532	0.0
12		Freddie Mac REMICS 182 S, 1063.390%, 08/15/2021	59	0.0
105,724	(5)	Freddie Mac REMICS 2074 S, 6.245%, (-1.000*US0001M + 8.700%), 07/17/2028	10,537	0.0
121,708	(5)	Freddie Mac REMICS 2232 SA, 6.145%, (-1.000*US0001M + 8.600%), 05/17/2030	8,408	0.0
32,524	(5)	Freddie Mac REMICS 2301 SP, 6.795%, (-1.000*US0001M + 9.250%), 04/15/2031	3,990	0.0
2,652,371	(5)	Freddie Mac REMICS 2953 LS, 4.245%, (-1.000*US0001M + 6.700%), 12/15/2034	181,146	0.0
2,680,663	(5)	Freddie Mac REMICS 2993 GS, 3.695%, (-1.000*US0001M + 6.150%), 06/15/2025	184,201	0.0
1,098,532	(5)	Freddie Mac REMICS 3006 SI, 4.285%, (-1.000*US0001M + 6.740%), 07/15/2035	159,009	0.0
1,215,406	(5)	Freddie Mac REMICS 3006 YI, 4.285%, (-1.000*US0001M + 6.740%), 07/15/2035	182,263	0.0
52,013	(5)	Freddie Mac REMICS 3034 SE, 4.245%, (-1.000*US0001M + 6.700%), 09/15/2035	1,064	0.0
7,707,964	(5)	Freddie Mac REMICS 3213 JS, 4.745%, (-1.000*US0001M + 7.200%), 09/15/2036	1,450,660	0.0
1,654,217	(5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	31,635	0.0
5,000,000		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	5,216,277	0.1
20,128,304		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	21,873,952	0.4
6,024,871		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	6,616,070	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,059,080	0.0
664,755		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	795,877	0.0
2,350,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,683,454	0.1
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,027,584	0.1
3,000,000		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,094,226	0.1
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	471,957	0.0
1,500,000		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,578,150	0.0
2,638,537		Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	2,602,966	0.1
11,450,855	(5)	Freddie Mac REMICS 4057 SN, 4.195%, (-1.000*US0001M + 6.650%), 12/15/2041	1,859,369	0.0
3,744,296	(5)	Freddie Mac REMICS 4090 SN, 4.245%, (-1.000*US0001M + 6.700%), 08/15/2032	551,929	0.0
2,225,158		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	2,249,365	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,265,971	0.1
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	299,935	0.0
38,196,551	(5)	Freddie Mac REMICS 4301 SD, 3.645%, (-1.000*US0001M + 6.100%), 07/15/2037	5,209,261	0.1
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,148,454	0.1
1,260,542		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	1,254,994	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	2,797,454	0.1
37,391,226	(5)	Freddie Mac REMICS 4574 ST, 3.545%, (-1.000*US0001M + 6.000%), 04/15/2046	6,016,574	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,912,633		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	$7,996,039	0.1
1,048,531		Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	1,061,374	0.0
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,675,932	0.1
11,006,722		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	11,503,234	0.2
7,752,483		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	7,680,923	0.1
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.206%, (US0001M + 4.700%), 04/25/2028	4,851,957	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.356%, (US0001M + 3.850%), 03/25/2029	820,768	0.0
4,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.956%, (US0001M + 3.450%), 10/25/2029	5,086,966	0.1
13,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 5.006%, (US0001M + 2.500%), 03/25/2030	13,524,273	0.2
10,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.156%, (US0001M + 2.650%), 12/25/2029	10,342,376	0.2
9,120,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.856%, (US0001M + 2.350%), 04/25/2030	9,066,557	0.2
9,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.306%, (US0001M + 1.800%), 07/25/2030	8,853,414	0.2
1,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.806%, (US0001M + 2.300%), 09/25/2030	1,759,718	0.0
1,218,396	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.969%, 07/25/2033	1,275,502	0.0
500,000		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	558,691	0.0
5,000,000		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	5,236,687	0.1
8,889,133		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	9,316,165	0.2
3,671,431	(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,670,624	0.1
29,862	(5)	Ginnie Mae 2000-22 SD, 7.345%, (-1.000*US0001M + 9.800%), 05/16/2030	523	0.0
2,419,989	(5)	Ginnie Mae 2005-37 SI, 3.680%, (-1.000*US0001M + 6.150%), 05/20/2035	301,785	0.0
2,405,798	(5)	Ginnie Mae 2007-23 ST, 3.730%, (-1.000*US0001M + 6.200%), 04/20/2037	259,662	0.0
2,777,333	(5)	Ginnie Mae 2007-40 SE, 4.280%, (-1.000*US0001M + 6.750%), 07/20/2037	431,807	0.0
1,910,914	(5)	Ginnie Mae 2007-7 EI, 3.730%, (-1.000*US0001M + 6.200%), 02/20/2037	263,693	0.0
6,690,797	(5)	Ginnie Mae 2010-11 SA, 3.965%, (-1.000*US0001M + 6.420%), 01/16/2040	995,486	0.0
2,897,088	(5)	Ginnie Mae 2010-14 SB, 4.330%, (-1.000*US0001M + 6.800%), 11/20/2035	456,119	0.0
2,540,832	(5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	426,848	0.0
1,122,805		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	1,014,040	0.0
1,970,272		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,113,352	0.0
80,282,122	(5)	Ginnie Mae 2018-167 CS, 3.800%, (-1.000*US0001M + 6.100%), 12/20/2048	10,241,655	0.2
6,465	(5)	Ginnie Mae Series 2001-28 SV, 5.795%, (-1.000*US0001M + 8.250%), 06/16/2031	230	0.0
853,303	(5)	Ginnie Mae Series 2005-7 AH, 4.315%, (-1.000*US0001M + 6.770%), 02/16/2035	119,187	0.0
14,823,444	(5)	Ginnie Mae Series 2007-41 SL, 4.230%, (-1.000*US0001M + 6.700%), 07/20/2037	2,599,184	0.1
1,581,350	(5)	Ginnie Mae Series 2008-2 SW, 4.080%, (-1.000*US0001M + 6.550%), 01/20/2038	267,534	0.0
963,339	(5)	Ginnie Mae Series 2008-35 SN, 3.930%, (-1.000*US0001M + 6.400%), 04/20/2038	127,091	0.0
544,176	(5)	Ginnie Mae Series 2008-40 PS, 4.045%, (-1.000*US0001M + 6.500%), 05/16/2038	80,651	0.0
1,332,041	(5)	Ginnie Mae Series 2009-25 KS, 3.730%, (-1.000*US0001M + 6.200%), 04/20/2039	185,113	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,078,444		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	$1,147,349	0.0
1,159,735		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,239,526	0.0
2,853,443	(5)	Ginnie Mae Series 2009-33 SN, 3.830%, (-1.000*US0001M + 6.300%), 05/20/2039	118,034	0.0
11,212,155		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,841,219	0.2
2,278,713		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,411,127	0.1
401,894	(5)	Ginnie Mae Series 2009-43 HS, 3.730%, (-1.000*US0001M + 6.200%), 06/20/2038	16,289	0.0
3,310,354		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	3,344,308	0.1
2,789,804	(5)	Ginnie Mae Series 2010-116 NS, 4.195%, (-1.000*US0001M + 6.650%), 09/16/2040	386,361	0.0
7,472,334	(5)	Ginnie Mae Series 2010-116 SK, 4.150%, (-1.000*US0001M + 6.620%), 08/20/2040	1,158,038	0.0
12,681,686	(5)	Ginnie Mae Series 2010-149 HS, 3.645%, (-1.000*US0001M + 6.100%), 05/16/2040	1,112,837	0.0
1,808,032	(5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	590,512	0.0
2,157,836	(5)	Ginnie Mae Series 2010-68 MS, 3.380%, (-1.000*US0001M + 5.850%), 06/20/2040	296,159	0.0
5,749,317	(5)	Ginnie Mae Series 2011-72 SA, 2.895%, (-1.000*US0001M + 5.350%), 05/16/2041	718,981	0.0
7,761,451	(5)	Ginnie Mae Series 2011-73 LS, 4.220%, (-1.000*US0001M + 6.690%), 08/20/2039	633,866	0.0
181,737		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	184,015	0.0
1,604,873	(5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	179,099	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,404,931	0.0
10,792,653	(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,165,325	0.0
859,347		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	826,941	0.0
2,775,069	(5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	262,401	0.0
6,513,463	(5)	Ginnie Mae Series 2014-185 SB, 3.130%, (-1.000*US0001M + 5.600%), 12/20/2044	792,466	0.0
11,153,582	(5)	Ginnie Mae Series 2014-3 SU, 3.580%, (-1.000*US0001M + 6.050%), 07/20/2039	1,632,177	0.0
9,753,246	(5)	Ginnie Mae Series 2014-56 SP, 3.745%, (-1.000*US0001M + 6.200%), 12/16/2039	1,298,894	0.0
11,551,573	(5)	Ginnie Mae Series 2014-58 SG, 3.145%, (-1.000*US0001M + 5.600%), 04/16/2044	1,432,926	0.0
2,453,813		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,427,317	0.1
6,450,849		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	6,528,102	0.1
4,589		GSR Mortgage Loan Trust 2005-5F 8A1, 3.006%, (US0001M + 0.500%), 06/25/2035	4,390	0.0
276,519		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	249,767	0.0
3,074,744		HarborView Mortgage Loan Trust 2007-5 A1A, 2.660%, (US0001M + 0.190%), 09/19/2037	2,906,807	0.1
208,997		HomeBanc Mortgage Trust 2004-1 2A, 3.366%, (US0001M + 0.860%), 08/25/2029	199,536	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.976%, (US0001M + 0.470%), 10/25/2035	1,957,066	0.0
1,456,340		Impac CMB Trust Series 2005-1 M1, 3.196%, (US0001M + 0.690%), 04/25/2035	1,428,870	0.0
2,054,877		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.716%, (US0001M + 0.210%), 04/25/2046	1,869,915	0.0
3,007,330		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.716%, (US0001M + 0.210%), 02/25/2046	2,556,232	0.1
371,962	(1),(3)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.769%, 03/26/2036	366,894	0.0
441,826		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	359,820	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,764,012	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.324%, 07/25/2035	$2,742,685	0.1
4,488,574	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.877%, 05/25/2046	4,388,405	0.1
2,148,700	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.865%, 08/25/2047	2,112,335	0.0
2,057,678	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.865%, 08/25/2047	2,022,688	0.0
1,470,896	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.849%, 12/25/2048	1,340,430	0.0
2,124,702	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.768%, 06/25/2048	2,062,258	0.0
2,045,210	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.768%, 06/25/2048	1,959,841	0.0
2,699,795	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.768%, 06/25/2048	2,490,729	0.1
2,610,365	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.782%, 09/25/2048	2,534,993	0.1
2,246,327	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.797%, 10/25/2048	2,135,740	0.0
1,500,575	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 4.009%, 12/25/2048	1,479,698	0.0
3,010,065	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.506%, 02/25/2049	2,908,817	0.1
9,189,993,674	(1),(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	12,277,832	0.2
17,423,474	(5)	Lehman Mortgage Trust 2006-7 2A4, 4.044%, (-1.000*US0001M + 6.550%), 11/25/2036	2,812,063	0.1
12,662,642	(5)	Lehman Mortgage Trust 2006-9 2A5, 4.114%, (-1.000*US0001M + 6.620%), 01/25/2037	2,488,713	0.1
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 2.866%, (US0001M + 0.360%), 11/25/2035	1,411,283	0.0
5,087,428		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	4,109,108	0.1
2,917,210	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	3,039,418	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 3.006%, (US0001M + 0.500%), 11/25/2035	9,013,058	0.2
201,468		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	182,178	0.0
1,876,645	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	1,899,376	0.0
1,903,973	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.861%, 11/25/2044	1,919,044	0.0
1,889,853	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.743%, 05/25/2045	1,802,868	0.0
1,645,053	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.715%, 07/25/2045	1,539,217	0.0
3,300,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,291,769	0.1
2,466,197	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	2,484,388	0.1
6,475,291	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.502%, 02/25/2048	6,788,390	0.1
2,667,686	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.502%, 02/25/2048	2,750,114	0.1
5,332,000	(1),(3)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	5,543,692	0.1
69,495	(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 4.385%, 09/25/2034	70,666	0.0
1,360,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,373,444	0.0
1,773,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,776,604	0.0
1,231,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,233,209	0.0
1,414,196	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.537%, 10/20/2035	1,417,011	0.0
455,975	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.319%, 10/25/2036	420,439	0.0
7,247,706	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.110%, 06/25/2034	7,410,006	0.1
3,618,401		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 3.016%, (US0001M + 0.510%), 08/25/2045	3,630,226	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
102,523,975	(3),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.513%, 08/25/2045	$2,624,173	0.1
2,757,523		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.996%, (US0001M + 0.490%), 10/25/2045	2,745,773	0.1
511,302	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.881%, 10/25/2036	494,511	0.0
1,177,248	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.667%, 11/25/2036	1,114,417	0.0
1,379,847	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.860%, 12/25/2036	1,272,680	0.0
3,190,057	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.860%, 12/25/2036	2,942,299	0.1
1,964,919	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.693%, 12/25/2036	1,896,139	0.0
1,848,497	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.877%, 08/25/2046	1,749,523	0.0
2,482,891	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.645%, 12/25/2036	2,432,821	0.1
601,549	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.173%, 03/25/2037	555,574	0.0
1,651,092	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.161%, 04/25/2037	1,496,205	0.0
2,087,904		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.406%, (US0001M + 0.900%), 11/25/2035	1,715,574	0.0
1,926,156		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,741,962	0.0
1,340,626		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,281,496	0.0
555,251		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	530,683	0.0
5,275,733		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.117%, (12MTA + 0.960%), 08/25/2046	3,892,315	0.1
901,760		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.736%, (US0001M + 0.230%), 01/25/2047	814,894	0.0
1,868,174		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 2.826%, (US0001M + 0.320%), 01/25/2047	1,704,523	0.0
1,275,524		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.936%, (US0001M + 0.430%), 06/25/2037	1,054,797	0.0
1,432,187		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	1,330,321	0.0
592,672	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.209%, 04/25/2036	578,623	0.0
1,865,770	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.792%, 08/20/2045	1,790,192	0.0

	Total Collateralized Mortgage Obligations
	(Cost $961,780,358)		970,190,024	16.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.7%
20,205,000	(3),(5)	Banc of America Commercial Mortgage Trust 2017-BNK3 XB, 0.630%, 02/15/2050	903,475	0.0
4,390,000	(1)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.555%, (US0001M + 2.100%), 09/15/2035	4,298,703	0.1
25,156,370	(3),(5)	BANK 2017-BNK4 XA, 1.443%, 05/15/2050	2,097,141	0.0
9,830,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	9,754,574	0.2
4,880,000	(3)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,863,182	0.1
167,655,000	(3),(5)	BANK 2017-BNK8 XB, 0.176%, 11/15/2050	2,349,702	0.0
103,653,748	(3),(5)	BANK 2018-BNK14 XA, 0.527%, 09/15/2060	3,872,006	0.1
19,110,000	(1),(3),(5)	BANK 2018-BNK14 XD, 1.598%, 09/15/2060	2,398,200	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
92,840,000	(1),(3),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	$3,515,879	0.1
2,400,000	(1)	BDS 2018-FL2 D, 5.005%, (US0001M + 2.550%), 08/15/2035	2,315,593	0.0
412,568	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	411,821	0.0
760,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	756,455	0.0
6,814,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.875%, 02/13/2042	6,935,167	0.1
110,350,000	(3),(5)	Benchmark 2018-B8 XA Mortgage Trust, 0.669%, 01/15/2052	5,685,342	0.1
2,680,000	(1)	BX Trust 2018-GW D, 4.225%, (US0001M + 1.770%), 05/15/2035	2,632,421	0.0
3,580,000	(1)	BX Trust 2018-GW E, 4.425%, (US0001M + 1.970%), 05/15/2035	3,521,937	0.1
4,520,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.394%, 11/15/2050	4,390,459	0.1
93,963,498	(3),(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.022%, 11/15/2050	5,887,086	0.1
25,225,368	(3),(5)	CD 2016-CD1 Mortgage Trust XA, 1.425%, 08/10/2049	1,985,267	0.0
45,113,000	(1),(3),(5)	CD 2016-CD1 Mortgage Trust XB, 0.682%, 08/10/2049	2,080,476	0.0
34,053,626	(3),(5)	CD 2017-CD4 Mortgage Trust XA, 1.320%, 05/10/2050	2,636,619	0.0
4,280,000	(3)	CD 2017-CD6 Mortgage Trust C, 4.269%, 11/13/2050	4,121,833	0.1
4,139,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.134%, 11/10/2046	4,335,648	0.1
3,910,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.058%, 03/10/2047	3,957,172	0.1
3,040,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	2,904,473	0.1
41,373,084	(3),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.995%, 07/10/2049	4,374,720	0.1
64,766,554	(3),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.119%, 10/12/2050	4,453,160	0.1
3,940,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.271%, 09/15/2050	3,837,452	0.1
40,539,587	(3),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.927%, 09/15/2050	2,501,945	0.0
89,121,070	(3),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.603%, 06/10/2051	4,492,147	0.1
4,938,738	(3),(5)	COMM 2012-CR1 XA, 1.868%, 05/15/2045	251,747	0.0
29,558,619	(3),(5)	COMM 2012-CR2 XA, 1.651%, 08/15/2045	1,405,379	0.0
35,228,221	(3),(5)	COMM 2012-CR4 XA, 1.785%, 10/15/2045	1,884,171	0.0
27,260,000	(1),(3),(5)	COMM 2012-CR4 XB, 0.594%, 10/15/2045	588,955	0.0
49,719,220	(1),(3),(5)	COMM 2012-LC4 XA, 2.108%, 12/10/2044	2,556,388	0.0
146,911,786	(3),(5)	COMM 2013-CCRE13 XA, 0.803%, 11/10/2046	4,908,029	0.1
137,813,977	(1),(3),(5)	COMM 2015-PC1 XA, 0.717%, 07/10/2050	4,086,653	0.1
920,000	(3)	COMM 2016-COR1 C, 4.392%, 10/10/2049	906,013	0.0
69,531,612	(3),(5)	COMM 2016-CR28 XA, 0.653%, 02/10/2049	2,461,586	0.0
36,345,396	(3),(5)	COMM 2017-COR2 XA, 1.179%, 09/10/2050	2,886,871	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.112%, 11/15/2050	3,874,051	0.1
11,910,000	(1)	CSWF 2018-TOP E, 4.705%, (US0001M + 2.250%), 08/15/2035	11,585,940	0.2
8,400,000	(1)	CSWF 2018-TOP F, 5.205%, (US0001M + 2.750%), 08/15/2035	8,195,973	0.1
7,065,000	(1),(6)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	6,833,081	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.493%, 08/10/2049	3,865,231	0.1
16,840,000	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.278%, 08/25/2020	1,235,655	0.0
77,599,012	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	4,263,678	0.1
42,047,111	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.873%, 05/25/2040	2,405,654	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,890,903	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K021 X3, 1.968%, 07/25/2040	$1,379,733	0.0
31,879,545	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.594%, 05/25/2041	1,907,634	0.0
32,460,000	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/2042	3,277,944	0.1
30,800,873	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.492%, 03/25/2019	88,420	0.0
38,668,774	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.668%, 07/25/2019	165,123	0.0
46,597,331	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.329%, 11/25/2019	313,605	0.0
155,826,035	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.707%, 12/25/2022	2,498,250	0.0
206,477,680	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	471,740	0.0
4,580,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 4.005%, (US0001M + 1.550%), 07/15/2035	4,466,459	0.1
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.555%, (US0001M + 2.100%), 07/15/2035	4,262,188	0.1
3,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.181%, 12/10/2043	3,438,840	0.1
3,000,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,874,869	0.1
3,710,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,451,565	0.1
22,824,497	(3),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.210%, 05/10/2045	913,311	0.0
48,374,098	(3),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.045%, 11/10/2046	2,016,586	0.0
104,013,844	(3),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.610%, 08/10/2046	2,528,119	0.0
67,505,391	(3),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.990%, 06/10/2047	2,503,154	0.0
3,936,000	(3)	GS Mortgage Securities Trust 2015-FRR1 K3B, 3.433%, 06/27/2041	3,911,596	0.1
82,849,559	(3),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.589%, 11/10/2049	2,565,693	0.0
55,063,469	(3),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.048%, 05/10/2050	3,900,112	0.1
42,086	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.762%, 05/15/2041	41,966	0.0
17,385,000	(1),(3),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.327%, 12/15/2047	218,258	0.0
81,877	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	81,598	0.0
1,087,349	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.354%, 06/12/2041	1,094,487	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.536%, 07/15/2046	2,472,352	0.0
4,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,373,385	0.1
81,204,518	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	2,758,266	0.0
7,263,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.199%, 11/15/2045	7,215,910	0.1
2,670,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.891%, 01/15/2047	2,700,806	0.0
19,482,624	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.118%, 04/15/2047	312,435	0.0
4,170,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C24 D, 3.890%, 11/15/2047	3,583,704	0.1
41,377,280	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.088%, 01/15/2048	1,614,281	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,580,269	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.117%, 10/15/2048	$66,412	0.0
19,611,069	(3),(5)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.318%, 07/15/2050	1,248,480	0.0
1,258,511	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.769%, 02/15/2040	1,256,516	0.0
1,130,000	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	1,152,815	0.0
4,713,230	(1),(3),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.731%, 11/15/2038	5,238	0.0
50,806,654	(1),(3),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.112%, 03/10/2050	2,306,663	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 4.909%, 11/15/2046	4,329,699	0.1
107,360,229	(3),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.101%, 12/15/2047	3,948,280	0.1
11,653,000		Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.102%, 11/15/2049	11,300,184	0.2
3,090,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	3,198,052	0.1
1,300,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.375%, 09/15/2047	1,345,286	0.0
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	14,863,964	0.2
46,752,482	(3),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.799%, 12/15/2050	2,588,288	0.0
115,009	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	114,005	0.0
5,145,235	(1)	SLIDE 2018-FUN D, 4.305%, (US0001M + 1.850%), 06/15/2031	5,103,208	0.1
4,320,000	(1)	STWD 2018-URB D Mortgage Trust, 4.505%, (US0001M + 2.050%), 05/15/2035	4,235,765	0.1
4,900,000	(1)	TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 4.355%, (US0001M + 1.900%), 02/15/2035	4,800,390	0.1
48,364,078	(3),(5)	Wells Fargo Commercial Mortgage Trust 2016-C33 XA, 1.773%, 03/15/2059	4,178,207	0.1
4,830,000	(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.334%, 10/15/2050	$4,690,496	0.1
6,000,000	(1),(6),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	4,781,690	0.1
14,217,188	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.836%, 08/15/2045	740,781	0.0
11,028,646	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.885%, 11/15/2045	642,213	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.266%, 03/15/2045	10,465,891	0.2
15,262,667	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.266%, 03/15/2045	7,349,289	0.1
58,099,501	(3),(5)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.749%, 09/15/2046	1,522,794	0.0
89,244,169	(3),(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.893%, 11/15/2047	3,360,204	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $347,900,631)		345,462,309	5.7

ASSET-BACKED SECURITIES: 12.9%
		Automobile Asset-Backed Securities: 0.5%
400,000		AmeriCredit Automobile Receivables 2015-4 D, 3.720%, 12/08/2021	402,027	0.0
5,950,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,032,702	0.1
750,000		CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	747,457	0.0
1,500,000		CarMax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,530,897	0.0
600,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	598,132	0.0
1,450,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,446,411	0.0
1,550,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,533,223	0.0
370,000		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/2021	370,113	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
500,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	$496,861	0.0
9,100,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,203,811	0.2
1,940,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,930,566	0.1
800,000	(1)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	797,796	0.0
4,150,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,172,841	0.1
			29,262,837	0.5

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	591,327	0.0

		Home Equity Asset-Backed Securities: 0.4%
7,705,348		Freddie Mac Structured Pass Through Certificates T-31 A7, 2.631%, (US0001M + 0.250%), 05/25/2031	7,657,195	0.1
3,948,990	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.846%, 03/25/2036	3,218,991	0.1
4,225,392	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,845,437	0.1
348,561	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.955%, 12/25/2036	291,213	0.0
1,933,893		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 2.666%, (US0001M + 0.160%), 04/25/2036	1,472,738	0.0
1,138,396		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 2.666%, (US0001M + 0.160%), 02/25/2037	1,012,163	0.0
1,386,073		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.736%, (US0001M + 0.230%), 02/25/2037	1,243,784	0.0
1,498,342		RASC Series 2001-KS1 AI6 Trust, 6.349%, 03/25/2032	1,361,715	0.0
3,475,456	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	3,603,625	0.1
			22,706,861	0.4

		Other Asset-Backed Securities: 10.9%
10,000,000	(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 3.587%, (US0003M + 1.260%), 01/15/2032	9,963,851	0.2
5,000,000	(1)	AMMC CLO 15 Ltd. 2014-15A CRR, 4.671%, (US0003M + 2.300%), 01/15/2032	4,839,720	0.1
4,161,476	(1),(8)	Ajax Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	4,166,964	0.1
1,460,942	(1),(8)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	1,452,711	0.0
3,363,286	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	3,357,701	0.1
9,823,711	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	9,902,701	0.2
2,930,000	(1)	ALM VIII Ltd. 2013-8A A1R, 3.926%, (US0003M + 1.490%), 10/15/2028	2,930,020	0.0
1,087,859	(1),(3),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 3.516%, (US0003M + 1.080%), 04/15/2031	3,861,074	0.1
500,000	(1)	Apidos CLO XII 2013-12A CR, 4.236%, (US0003M + 1.800%), 04/15/2031	467,479	0.0
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.666%, (US0003M + 1.230%), 01/15/2030	9,748,800	0.2
4,350,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.749%, (US0003M + 2.300%), 04/17/2026	4,310,115	0.1
2,000,000	(1)	Atrium CDO Corp. 12A CR, 4.119%, (US0003M + 1.650%), 04/22/2027	1,908,232	0.0
3,970,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.840%, (US0003M + 2.350%), 04/25/2026	3,941,341	0.1
3,620,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.669%, (US0003M + 2.200%), 07/20/2025	3,619,461	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.795%, (US0003M + 1.350%), 07/18/2029	$3,829,977	0.1
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.769%, (US0003M + 1.300%), 07/20/2029	6,247,170	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.819%, (US0003M + 1.350%), 07/20/2030	1,616,817	0.0
8,770,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.686%, (US0003M + 1.250%), 07/15/2029	8,703,453	0.1
7,500,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.669%, (US0003M + 1.200%), 01/20/2031	7,271,580	0.1
3,190,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.926%, (US0003M + 1.490%), 01/15/2029	3,190,010	0.1
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 3.619%, (US0003M + 1.150%), 04/20/2031	4,829,160	0.1
7,530,000	(1)	BlueMountain CLO 2012-2A CR2 Ltd., 4.645%, (US0003M + 2.000%), 11/20/2028	7,286,156	0.1
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.936%, (US0003M + 2.500%), 04/13/2027	4,070,501	0.1
3,250,000	(1)	BlueMountain CLO 2016-3A CR Ltd., 4.816%, (US0003M + 2.200%), 11/15/2030	3,119,636	0.0
3,270,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 3.899%, (US0003M + 1.430%), 10/20/2029	3,270,723	0.1
4,250,000	(1)	Burnham Park Clo Ltd. 2016-1A CR, 4.619%, (US0003M + 2.150%), 10/20/2029	4,126,563	0.1
10,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.609%, (US0003M + 1.140%), 01/20/2031	9,875,330	0.2
700,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.666%, (US0003M + 1.050%), 05/15/2031	685,450	0.0
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.579%, (US0003M + 1.130%), 04/17/2031	3,143,670	0.0
6,380,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.769%, (US0003M + 1.300%), 04/20/2031	6,330,848	0.1
6,250,000	(1)	Carlyle Global Market Strategies CLO 2012-3A BR2 Ltd., 4.640%, (US0003M + 2.200%), 01/14/2032	6,127,706	0.1
4,300,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 5.117%, (US0003M + 2.350%), 06/09/2030	4,178,551	0.1
3,500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.727%, (US0003M + 2.250%), 07/23/2030	3,359,590	0.1
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.699%, (US0003M + 1.250%), 10/17/2030	3,480,001	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 3.106%, (US0001M + 0.600%), 07/25/2033	36,125	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 3.655%, (US0003M + 1.210%), 10/18/2030	3,993,940	0.1
3,660,000	(1)	CIFC Funding 2016-1A A, 3.949%, (US0003M + 1.480%), 10/21/2028	3,653,621	0.1
2,150,000	(1)	CIFC Funding 2017-2A C, 4.819%, (US0003M + 2.350%), 04/20/2030	2,078,235	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 3.737%, (US0003M + 1.250%), 10/24/2030	7,311,215	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 3.629%, (US0003M + 1.180%), 11/16/2030	2,978,238	0.0
1,000,000	(1)	CIFC Funding 2018-IA B Ltd., 3.845%, (US0003M + 1.400%), 04/18/2031	961,211	0.0
4,675,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 0.000%, (US0003M + 2.000%), 10/20/2028	4,561,238	0.1
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.211%, (US0001M + 0.705%), 09/25/2035	7,119,092	0.1
11,380,123		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.656%, (US0001M + 0.150%), 10/25/2036	9,988,864	0.2
4,528,563	(1)	DB Master Finance LLC 2015-1A A2II, 3.980%, 02/20/2045	4,596,881	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.649%, (US0003M + 1.180%), 10/20/2030	$4,169,710	0.1
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.646%, (US0003M + 1.210%), 10/15/2030	6,919,542	0.1
2,925,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	2,955,829	0.0
641,875	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	626,684	0.0
2,388,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,360,020	0.0
2,338,250	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,384,726	0.0
5,565,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.866%, (US0003M + 1.430%), 10/15/2028	5,564,994	0.1
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.786%, (US0003M + 1.350%), 04/15/2028	6,560,526	0.1
6,410,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.636%, (US0003M + 2.200%), 04/15/2028	6,202,457	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.816%, (US0003M + 1.200%), 08/15/2030	5,500,886	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.719%, (US0003M + 1.250%), 01/20/2030	7,804,984	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,318,061	0.1
3,000,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 4.099%, (US0003M + 1.650%), 01/17/2026	2,995,641	0.0
3,920,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.799%, (US0003M + 2.350%), 01/17/2026	3,919,573	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.707%, (US0003M + 1.220%), 07/24/2030	4,220,356	0.1
2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.636%, (US0003M + 1.200%), 10/15/2030	2,463,925	0.0
11,150,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 3.489%, (US0003M + 1.020%), 04/20/2031	11,016,144	0.2
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.626%, (US0003M + 1.190%), 10/15/2030	2,278,980	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.619%, (US0003M + 1.150%), 11/28/2030	6,947,073	0.1
5,000,000	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,107,220	0.1
1,896,700	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,959,587	0.0
1,795,812	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,820,571	0.0
4,412,015	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	4,612,203	0.1
1,250,000	(1)	Home Partners of America 2018-1 E Trust, 4.305%, (US0001M + 1.850%), 07/17/2037	1,241,657	0.0
4,649,760	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,746,301	0.1
3,400,801	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,384,366	0.1
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 3.436%, (US0003M + 1.000%), 04/15/2031	5,831,340	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 3.719%, (US0003M + 1.250%), 01/20/2031	5,855,418	0.1
1,867,000	(1)	LCM XIV L.P. 14A AR, 3.509%, (US0003M + 1.040%), 07/20/2031	1,826,815	0.0
4,250,000	(1)	LCM XVI L.P. 16A CR2, 4.555%, (US0003M + 2.150%), 10/15/2031	4,140,766	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 3.689%, (US0003M + 1.220%), 04/20/2031	4,867,235	0.1
5,400,000	(1)	LCM XXIII Ltd. 23A A1, 3.869%, (US0003M + 1.400%), 10/20/2029	5,388,714	0.1
4,500,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.677%, (US0003M + 2.200%), 07/23/2029	4,384,278	0.1
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.709%, (US0003M + 2.200%), 01/27/2026	5,398,780	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.269%, (US0003M + 1.800%), 04/20/2030	$1,310,364	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,052,127	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,067,132	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.712%, 09/25/2057	2,301,016	0.0
6,409,682	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	6,494,986	0.1
10,368,656	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	10,367,321	0.2
2,086,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,072,190	0.0
3,696,503	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,723,472	0.1
2,500,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 4.299%, (US0003M + 1.850%), 04/17/2027	2,407,945	0.0
11,500,000	(1)	Octagon Investment Partners 28 Ltd. 2016-1A C1R, 5.180%, (US0003M + 2.250%), 10/24/2030	11,166,442	0.2
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.789%, (US0003M + 1.320%), 03/17/2030	9,394,107	0.2
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.786%, (US0003M + 1.350%), 07/15/2029	2,939,784	0.0
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.811%, (US0003M + 1.375%), 07/15/2029	5,415,904	0.1
1,570,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.536%, (US0003M + 2.100%), 04/15/2026	1,569,673	0.0
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.800%, (US0003M + 1.350%), 07/19/2030	3,978,248	0.1
8,090,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 4.840%, (US0003M + 2.200%), 11/18/2031	7,675,444	0.1
5,660,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 4.026%, (US0003M + 1.410%), 08/15/2029	5,659,847	0.1
5,980,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 4.416%, (US0003M + 1.800%), 08/15/2029	5,847,675	0.1
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 3.579%, (US0003M + 1.130%), 01/17/2031	3,485,926	0.1
2,190,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.739%, (US0003M + 1.270%), 07/20/2030	2,167,338	0.0
4,340,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.819%, (US0003M + 1.350%), 07/20/2030	4,254,094	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.475%, (US0003M + 1.030%), 04/18/2031	9,760,940	0.2
5,950,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.236%, (US0003M + 2.800%), 10/15/2025	5,743,809	0.1
6,700,000	(1)	Palmer Square Loan Funding 2018-1A B Ltd., 3.836%, (US0003M + 1.400%), 04/15/2026	6,346,461	0.1
4,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.286%, (US0003M + 1.850%), 04/15/2026	3,766,792	0.1
1,000,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 4.386%, (US0003M + 1.950%), 07/15/2026	941,813	0.0
6,184,500	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	6,225,056	0.1
740,417	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.044%, 01/25/2036	734,626	0.0
4,000,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	4,003,854	0.1
4,300,000	(1),(3)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/2025	4,387,651	0.1
2,000,000	(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,109,430	0.0
3,400,000	(1),(3)	Sofi Consumer Loan Program 2016-5 B LLC, 4.550%, 09/25/2028	3,477,684	0.1
5,101,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,112,837	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,585,000	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	$1,570,265	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	6,936,692	0.1
4,000,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	4,010,982	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,726,677	0.1
9,950,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	10,169,160	0.2
349,708	(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	345,738	0.0
1,342,936	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	1,341,171	0.0
5,000,000	(1),(4)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	4,949,625	0.1
7,320,000	(1)	Symphony CLO Ltd. 2012-9A AR, 3.886%, (US0003M + 1.450%), 10/16/2028	7,320,059	0.1
3,120,000	(1)	Symphony CLO Ltd. 2016-18A B, 4.277%, (US0003M + 1.800%), 01/23/2028	3,111,333	0.0
3,080,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 4.936%, (US0003M + 2.500%), 07/14/2026	3,080,058	0.0
5,968,115	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	6,025,696	0.1
2,900,000	(1)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	2,939,411	0.0
6,150,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,258,736	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	7,404,231	0.1
2,580,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.669%, (US0003M + 2.200%), 10/20/2026	2,526,210	0.0
7,000,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.675%, (US0003M + 1.230%), 10/18/2030	6,908,874	0.1
12,000,000	(1)	THL Credit Wind River 2015-1A C1 CLO Ltd., 4.608%, (US0003M + 2.150%), 10/20/2030	11,362,416	0.2
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.733%, (US0003M + 1.190%), 11/01/2031	12,222,756	0.2
6,000,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.745%, (US0003M + 2.300%), 04/18/2029	5,816,160	0.1
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.699%, (US0003M + 1.230%), 07/20/2030	7,034,617	0.1
7,500,000	(1)	Tiaa Clo III Ltd 2017-2A A, 3.586%, (US0003M + 1.150%), 01/16/2031	7,351,530	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.711%, 11/25/2060	1,406,282	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.481%, 11/25/2057	2,757,025	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,101,325	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,154,102	0.1
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,132,153	0.0
9,525,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	8,506,959	0.1
3,000,000	(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,032,811	0.0
1,500,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 4.336%, (US0003M + 1.900%), 04/15/2027	1,452,567	0.0
1,980,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,899,988	0.0
3,653,100	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,446,700	0.1
			659,531,381	10.9

		Student Loan Asset-Backed Securities: 1.1%
1,358,809	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,371,906	0.0
2,300,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	2,229,731	0.0
1,000,000	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	1,000,869	0.0
9,502,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	9,671,312	0.2
915,232	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	909,239	0.0
1,317,545	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,318,497	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
2,900,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	$2,831,257	0.0
524,930	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	508,205	0.0
611,019	(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	629,878	0.0
476,042	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	482,169	0.0
791,620	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	779,546	0.0
4,400,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 4.055%, (US0001M + 1.600%), 10/15/2031	4,544,151	0.1
3,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	3,008,685	0.1
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,565,941	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,380,152	0.0
1,112,942	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	1,097,447	0.0
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,159,958	0.1
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,970,574	0.1
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,837,908	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,262,642	0.1
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,095,762	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,955,918	0.1
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,188,443	0.1
			68,800,190	1.1

	Total Asset-Backed Securities
	(Cost $787,826,234)		780,892,596	12.9

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
1,690,000		Santander UK PLC, 3.400%, 06/01/2021	1,682,333	0.0

	Total Convertible Bonds/Notes
	(Cost $1,679,961)		1,682,333	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.7%
		Federal Home Loan Mortgage Corporation: 9.0%(10)
1,245,023		2.500%, 05/01/2030	1,220,153	0.0
952,122		2.500%, 05/01/2030	934,513	0.0
1,580,238		2.500%, 06/01/2030	1,546,709	0.0
11,794,000	(9)	3.000%, 10/15/2026	11,750,366	0.2
1,857,048		3.000%, 11/01/2042	1,826,751	0.0
1,985,079		3.000%, 02/01/2043	1,951,536	0.0
2,471,149		3.000%, 03/01/2045	2,422,947	0.0
2,495,422		3.000%, 03/01/2045	2,445,264	0.0
5,985,499		3.000%, 04/01/2045	5,863,414	0.1
5,801,138		3.000%, 04/01/2045	5,681,239	0.1
24,281,319		3.000%, 10/01/2046	23,706,964	0.4
2,547,783		3.000%, 10/01/2046	2,491,074	0.1
9,414,944		3.000%, 03/01/2048	9,205,155	0.2
8,029,953		3.000%, 03/01/2048	7,842,611	0.1
30,176,732		3.000%, 08/01/2048	29,448,581	0.5
97,273,000	(9)	3.500%, 07/15/2041	97,249,978	1.6
9,472,581		3.500%, 01/01/2045	9,530,498	0.2
3,330,408		3.500%, 03/01/2045	3,343,611	0.1
26,494,765		3.500%, 12/01/2046	26,566,972	0.4
13,109,690		3.500%, 12/01/2046	13,153,539	0.2
10,745,665		3.500%, 04/01/2047	10,801,606	0.2
16,750,146		3.500%, 07/01/2047	16,773,111	0.3
14,980,473		3.500%, 01/01/2048	14,986,368	0.3
4,723,032		3.500%, 03/01/2048	4,729,312	0.1
67,930,368		3.500%, 03/01/2048	68,157,836	1.1
45,775,807		3.500%, 11/01/2048	45,932,076	0.8
1,327,492		4.000%, 10/01/2041	1,366,537	0.0
2,070,358		4.000%, 12/01/2041	2,131,246	0.0
2,936,874		4.000%, 08/01/2044	3,003,245	0.1
1,741,552		4.000%, 07/01/2045	1,779,828	0.0
3,067,423		4.000%, 09/01/2045	3,132,843	0.1
4,439,256		4.000%, 09/01/2045	4,537,737	0.1
6,348,001		4.000%, 09/01/2045	6,484,841	0.1
4,649,484		4.000%, 05/01/2046	4,748,816	0.1
25,367,444		4.000%, 11/01/2047	25,878,213	0.4
1,223,627		4.000%, 03/01/2048	1,248,469	0.0
10,333,091		4.000%, 06/01/2048	10,629,039	0.2
4,885		4.415%, 05/01/2037	5,099	0.0
903,058		4.500%, 08/01/2041	940,218	0.0
1,388,748		4.500%, 09/01/2041	1,453,331	0.0
1,295,578		4.500%, 10/01/2041	1,355,830	0.0
1,666,996		4.500%, 03/01/2044	1,732,532	0.0
8,802,053		4.500%, 02/01/2048	9,121,797	0.2
132,000		5.000%, 01/01/2041	139,833	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,127,087		5.000%, 04/01/2041	$1,196,439	0.0
37,020,000	(9)	5.000%, 01/01/2049	38,758,637	0.7
37,185		5.500%, 07/01/2037	39,818	0.0
1,887,245		5.500%, 11/01/2038	2,031,786	0.0
4,511		6.000%, 12/01/2028	4,854	0.0
17,038		6.000%, 01/01/2029	18,335	0.0
5,998		6.500%, 01/01/2024	6,514	0.0
6,172		6.500%, 12/01/2031	6,810	0.0
597,454		6.500%, 09/01/2034	668,405	0.0
1,045		7.000%, 03/01/2032	1,082	0.0
			541,984,318	9.0

		Federal National Mortgage Association: 9.6%(10)
1,974,009		2.500%, 05/01/2030	1,933,607	0.0
4,540,712		2.500%, 06/01/2030	4,447,722	0.1
3,074,576		2.500%, 06/01/2030	3,011,642	0.1
1,870,943		2.500%, 07/01/2030	1,832,655	0.0
18,700,000	(9)	2.500%, 01/23/2032	18,264,477	0.3
2,573,531		3.000%, 08/01/2030	2,576,897	0.0
1,526,095		3.000%, 09/01/2030	1,528,092	0.0
5,032,242		3.000%, 04/01/2043	4,952,806	0.1
3,894,734		3.000%, 07/01/2043	3,832,448	0.1
1,042,293		3.000%, 08/01/2043	1,026,450	0.0
933,727		3.000%, 09/01/2043	918,990	0.0
12,816,327		3.000%, 04/01/2045	12,584,056	0.2
6,246,380		3.000%, 08/01/2046	6,108,556	0.1
2,560,720		3.000%, 08/01/2046	2,506,601	0.0
1,242,211		3.000%, 11/01/2046	1,215,380	0.0
16,303,852		3.000%, 12/01/2046	15,943,940	0.3
39,886,412		3.000%, 01/01/2047	38,956,880	0.7
28,951,000	(9)	3.000%, 01/18/2047	28,253,045	0.5
9,254,176		3.000%, 03/01/2047	9,038,408	0.2
40,296,000	(9)	3.500%, 06/25/2042	40,304,746	0.7
6,675,487		3.500%, 10/01/2042	6,731,762	0.1
2,141,856		3.500%, 04/01/2043	2,159,910	0.0
6,438,420		3.500%, 08/01/2043	6,492,691	0.1
6,882,932		3.500%, 01/01/2044	6,927,992	0.1
4,024,202		3.500%, 03/01/2044	4,058,105	0.1
490,269		3.500%, 01/01/2046	492,542	0.0
736,633		3.500%, 02/01/2046	740,006	0.0
360,460		3.500%, 02/01/2046	362,111	0.0
29,657,584		3.500%, 08/01/2046	29,782,113	0.5
5,052,895		3.500%, 09/01/2047	5,058,468	0.1
2,825,237		3.500%, 02/01/2048	2,834,634	0.1
20,229,123		3.500%, 07/01/2048	20,305,815	0.3
530,381		4.000%, 03/01/2042	544,272	0.0
2,276,146		4.000%, 07/01/2042	2,342,275	0.0
420,011		4.000%, 07/01/2042	432,213	0.0
2,364,386		4.000%, 07/01/2042	2,432,916	0.0
1,265,445		4.000%, 09/01/2043	1,303,257	0.0
19,489,048		4.000%, 01/01/2045	20,152,729	0.3
2,722,093		4.000%, 01/01/2045	2,780,957	0.1
1,565,122		4.000%, 03/01/2045	1,598,969	0.0
17,512,261		4.000%, 05/01/2045	17,890,963	0.3
2,941,370		4.000%, 06/01/2045	3,015,532	0.1
8,845,487		4.000%, 02/01/2046	9,077,781	0.2
10,822,244		4.000%, 12/01/2046	11,109,649	0.2
17,849,291		4.000%, 07/01/2047	18,263,993	0.3
1,150,429		4.000%, 03/01/2048	1,173,884	0.0
3,437,952		4.000%, 03/01/2048	3,508,041	0.1
17,803,806		4.000%, 09/01/2048	18,213,084	0.3
139,524		4.187%, 07/01/2035	144,998	0.0
2,549,034		4.250%, 11/01/2043	2,634,002	0.1
541,244		4.500%, 11/01/2040	567,444	0.0
285,801		4.500%, 11/01/2040	299,636	0.0
4,334,960		4.500%, 11/01/2040	4,544,178	0.1
4,742		4.500%, 12/01/2040	4,972	0.0
8,390		4.500%, 12/01/2040	8,786	0.0
11,345		4.500%, 01/01/2041	11,889	0.0
7,980		4.500%, 01/01/2041	8,366	0.0
700,869		4.500%, 10/01/2041	734,798	0.0
954,120		4.500%, 10/01/2044	992,237	0.0
1,445,430		4.500%, 12/01/2045	1,515,268	0.0
2,468,892		4.500%, 04/01/2047	2,564,699	0.0
3,113,497		4.500%, 04/01/2047	3,275,895	0.1
6,021,289		4.500%, 04/01/2047	6,245,861	0.1
4,895,111		4.500%, 04/01/2047	5,131,549	0.1
4,389,102		4.500%, 04/01/2047	4,610,149	0.1
1,722,745		4.500%, 05/01/2047	1,806,892	0.0
1,969,221		4.500%, 05/01/2047	2,065,404	0.0
2,585,515		4.500%, 05/01/2047	2,710,626	0.1
3,089,056		4.500%, 05/01/2047	3,239,941	0.1
10,690,499		4.500%, 05/01/2047	11,185,484	0.2
7,144,288		4.500%, 06/01/2047	7,410,314	0.1
1,336,069		4.500%, 06/01/2047	1,423,295	0.0
6,597,975		4.500%, 06/01/2047	6,843,838	0.1
9,213,652		4.500%, 07/01/2047	9,556,882	0.2
7,582,445		4.500%, 08/01/2047	7,864,612	0.1
134,425		5.000%, 06/01/2033	142,791	0.0
30,460		5.000%, 09/01/2033	32,372	0.0
88,428		5.000%, 11/01/2033	94,263	0.0
26,886		5.000%, 03/01/2034	28,659	0.0
30,130		5.000%, 03/01/2034	32,077	0.0
202,610		5.000%, 02/01/2035	215,306	0.0
7,642		5.000%, 06/01/2035	8,120	0.0
135,820		5.000%, 06/01/2035	144,320	0.0
76,872		5.000%, 07/01/2035	81,684	0.0
514,263		5.000%, 08/01/2035	546,282	0.0
647,810		5.000%, 10/01/2035	688,105	0.0
30,797		5.000%, 10/01/2035	32,716	0.0
365,601		5.000%, 02/01/2036	388,564	0.0
5,323		5.000%, 03/01/2036	5,658	0.0
68,506		5.000%, 03/01/2036	72,811	0.0
10,958		5.000%, 05/01/2036	11,646	0.0
7,124		5.000%, 06/01/2036	7,571	0.0
267,216		5.000%, 07/01/2036	283,982	0.0
64,633,000	(9)	5.000%, 01/13/2040	67,731,695	1.1
240,485		5.000%, 11/01/2040	255,498	0.0
81,499		5.000%, 05/01/2041	86,272	0.0
309,577		5.000%, 06/01/2041	328,914	0.0
483,156		5.000%, 06/01/2041	513,340	0.0
19,144,706		5.000%, 08/01/2056	20,334,061	0.3
183,298		5.500%, 03/01/2037	197,645	0.0
186,352		5.500%, 06/01/2039	200,942	0.0
1,694,596		5.500%, 10/01/2039	1,812,683	0.0
65,836		6.000%, 09/01/2036	70,706	0.0
202,296		6.000%, 05/01/2038	211,590	0.0
382		6.500%, 02/01/2028	410	0.0
608		6.500%, 09/01/2031	652	0.0
164		6.500%, 09/01/2031	176	0.0
17,356		6.500%, 11/01/2031	19,263	0.0
7,988		6.500%, 04/01/2032	8,633	0.0
1,417		6.500%, 08/01/2032	1,541	0.0
4,578		6.500%, 08/01/2032	4,917	0.0
7,368		7.000%, 12/01/2027	7,445	0.0
958		7.000%, 10/01/2031	969	0.0
3,148		7.000%, 03/01/2032	3,463	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	1,386		7.500%, 09/01/2030	$1,615	0.0
	531		7.500%, 10/01/2030	531	0.0
	4,596		7.500%, 09/01/2031	5,260	0.0
	16,279		7.500%, 02/01/2032	18,097	0.0
				581,059,322	9.6

			Government National Mortgage Association: 4.1%
	1,700,000	(9)	3.000%, 01/15/2043	1,672,777	0.0
	3,095,417		3.000%, 04/20/2046	3,053,099	0.1
	208,333		3.000%, 01/20/2048	205,099	0.0
	43,036,000	(9)	3.500%, 10/20/2041	43,332,853	0.7
	1,284,986		3.500%, 07/20/2046	1,294,277	0.0
	9,345,102		3.500%, 07/20/2046	9,412,498	0.2
	1,039,473		3.500%, 09/20/2046	1,050,005	0.0
	1,922,241		3.500%, 10/20/2046	1,936,139	0.1
	1,465,038		3.500%, 02/20/2047	1,475,693	0.0
	824,705		3.500%, 03/20/2047	830,831	0.0
	1,311,169		3.500%, 04/20/2047	1,320,650	0.0
	1,511,624		3.500%, 05/20/2047	1,525,339	0.0
	1,535,795		3.500%, 06/20/2047	1,549,729	0.0
	1,588,895		3.500%, 07/20/2047	1,600,969	0.0
	1,347,449		3.500%, 07/20/2047	1,366,434	0.0
	5,332,129		3.500%, 07/20/2047	5,386,274	0.1
	1,729,539		3.500%, 08/20/2047	1,741,955	0.0
	11,274,800		3.500%, 08/20/2047	11,365,849	0.2
	16,323,835		3.500%, 08/20/2047	16,463,945	0.3
	4,297,892		3.500%, 09/20/2047	4,328,305	0.1
	546,357		3.500%, 11/20/2047	550,313	0.0
	1,867,531		3.500%, 11/20/2047	1,882,855	0.0
	4,649,198		3.500%, 11/20/2047	4,692,190	0.1
	663,148		3.500%, 11/20/2047	669,280	0.0
	1,432,123		3.500%, 11/20/2047	1,445,366	0.0
	1,070,438		3.500%, 11/20/2047	1,080,338	0.0
	684,725		3.500%, 11/20/2047	691,052	0.0
	1,295,992		3.500%, 11/20/2047	1,309,886	0.0
	1,536,271		3.500%, 12/20/2047	1,550,463	0.0
	2,282,452		3.500%, 12/20/2047	2,302,142	0.1
	1,957,994		3.500%, 12/20/2047	1,976,099	0.1
	1,415,532		3.500%, 12/20/2047	1,428,622	0.0
	2,547,336		3.500%, 12/20/2047	2,568,372	0.1
	1,139,951		3.500%, 01/20/2048	1,150,493	0.0
	2,516,786		3.500%, 01/20/2048	2,538,122	0.1
	1,523,711		3.500%, 01/20/2048	1,537,702	0.0
	2,673,827		3.500%, 02/20/2048	2,696,066	0.1
	1,713,611		3.500%, 03/20/2048	1,725,727	0.0
	7,774,783		3.500%, 03/20/2048	7,841,706	0.1
	51,542,000	(9)	4.000%, 09/20/2040	52,786,533	0.9
	369,307		4.000%, 11/20/2040	381,668	0.0
	2,327,059		4.000%, 03/20/2046	2,391,126	0.1
	474,373		4.500%, 10/15/2039	496,244	0.0
	312,484		4.500%, 11/15/2039	326,862	0.0
	334,056		4.500%, 11/15/2039	349,469	0.0
	105,324		4.500%, 12/15/2039	110,167	0.0
	27,852,000	(9)	4.500%, 06/20/2041	28,824,897	0.5
	97,657		4.500%, 08/20/2041	102,501	0.0
	6,386,794		4.500%, 09/15/2047	6,656,905	0.1
	350,667	(3)	5.140%, 10/20/2060	355,331	0.0
	398,219	(3)	5.310%, 10/20/2060	402,368	0.0
	374,870	(3)	5.500%, 03/20/2060	379,823	0.0
				244,113,408	4.1

		Total U.S. Government Agency Obligations
		(Cost $1,364,763,340)		1,367,157,048	22.7

U.S. TREASURY OBLIGATIONS: 10.2%
			U.S. Treasury Bonds: 3.5%
	209,037,000	(2)	3.000%, 08/15/2048	208,469,974	3.4
	3,370,000		3.500%, 02/15/2039	3,692,876	0.1
				212,162,850	3.5

			U.S. Treasury Notes: 6.7%
	8,627,000		1.500%, 10/31/2019	8,548,279	0.1
	6,518,000		2.500%, 12/31/2020	6,517,135	0.1
	6,774,000		2.625%, 12/15/2021	6,804,904	0.1
	1,636,000		2.625%, 12/31/2023	1,644,608	0.0
	40,143,000		2.875%, 11/30/2025	40,889,363	0.7
	328,685,200		3.125%, 11/15/2028	341,218,098	5.7
				405,622,387	6.7

		Total U.S. Treasury Obligations
		(Cost $589,389,871)		617,785,237	10.2

FOREIGN GOVERNMENT BONDS: 2.5%
	5,750,000		Argentine Republic Government International Bond, 5.625%, 01/26/2022	4,873,125	0.1
	9,160,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	8,310,502	0.1
	4,975,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	3,808,984	0.1
CLP	10,460,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	15,597,307	0.3
CLP	6,450,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	9,881,790	0.2
	1,968,000		Brazilian Government International Bond, 2.625%, 01/05/2023	1,855,844	0.0
	5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	5,683,234	0.1
	2,500,000		Brazilian Government International Bond, 6.000%, 04/07/2026	2,674,125	0.1
	5,225,000		Colombia Government International Bond, 3.875%, 04/25/2027	4,996,406	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	350,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	$309,313	0.0
	400,000		Costa Rica Government International Bond, 9.995%, 08/01/2020	414,500	0.0
	2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,626,898	0.1
	272,000		Croatia Government International Bond, 6.375%, 03/24/2021	285,626	0.0
	300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	298,125	0.0
	270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	274,107	0.0
	900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	900,000	0.0
	300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	313,500	0.0
	4,825,000		Dominican Republic International Bond, 6.875%, 01/29/2026	5,072,281	0.1
	2,675,000		Egypt Government International Bond, 5.875%, 06/11/2025	2,441,753	0.0
	250,000	(1)	Egypt Government International Bond, 5.875%, 06/11/2025	228,201	0.0
	2,700,000		Egypt Government International Bond, 6.125%, 01/31/2022	2,654,675	0.1
	232,000	(1)	El Salvador Government International Bond, 5.875%, 01/30/2025	214,890	0.0
	290,380	(1)	Gabonese Republic, 6.375%, 12/12/2024	261,688	0.0
	1,775,000	(1)	Indonesia Government International Bond, 3.850%, 07/18/2027	1,689,457	0.0
	1,500,000		Indonesia Government International Bond, 4.125%, 01/15/2025	1,479,651	0.0
	600,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	591,860	0.0
	2,750,000	(1)	Indonesia Government International Bond, 4.350%, 01/08/2027	2,724,043	0.1
	974,488	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	862,733	0.0
	2,506,143	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,218,738	0.0
	1,000,000		Jordan Government International Bond, 6.125%, 01/29/2026	959,697	0.0
	600,000	(1)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	575,569	0.0
	1,150,000		Lebanon Government International Bond, 6.100%, 10/04/2022	998,143	0.0
	718,000		Lebanon Government International Bond, 6.000%, 01/27/2023	608,886	0.0
	400,000		Mexico Government International Bond, 4.000%, 10/02/2023	398,634	0.0
	2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,261,115	0.0
	600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	602,964	0.0
	850,000		Namibia International Bonds, 5.500%, 11/03/2021	843,170	0.0
	693,000		Panama Government International Bond, 6.700%, 01/26/2036	848,925	0.0
	600,000		Paraguay Government International Bond, 4.625%, 01/25/2023	603,525	0.0
	2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,576,025	0.0
	4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	3,907,880	0.1
	121,875		Republic of Angola Via Northern Lights III BV, 7.000%, 08/17/2019	122,520	0.0
	600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	603,525	0.0
PLN	13,164,000		Republic of Poland Government Bond, 4.000%, 10/25/2023	3,816,042	0.1
	5,250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,688,250	0.1
	2,100,000		Republic of South Africa Government International Bond, 4.850%, 09/27/2027	1,962,307	0.0
	3,200,000		Republic of South Africa Government International Bond, 5.875%, 06/22/2030	3,130,112	0.1
RON	22,000,000		Romania Government Bond, 3.400%, 03/08/2022	5,307,920	0.1
	2,600,000		Russian Federal Bond - OFZ, 4.750%, 05/27/2026	2,579,691	0.1
	3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	3,431,246	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
8,375,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	$8,345,110	0.1
350,000		Sri Lanka Government International Bond, 5.875%, 07/25/2022	329,060	0.0
1,100,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,020,418	0.0
190,004		Tanzania Government International Bond, 8.544%, (US0003M + 6.000%), 03/09/2020	194,133	0.0
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	710,649	0.0
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	878,537	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	935,587	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/2022	201,792	0.0
2,625,000		Turkey Government International Bond, 7.250%, 12/23/2023	2,702,319	0.1
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,154,720	0.0
2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	2,707,193	0.1
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,352,895	0.0
2,300,000		Uruguay Government International Bond, 4.375%, 10/27/2027	2,308,131	0.0
253,970		Uruguay Government International Bond, 7.625%, 03/21/2036	332,401	0.0
341,643	(2)	Uruguay Government International Bond, 8.000%, 11/18/2022	384,929	0.0
475,000		Vietnam Government International Bond, 6.750%, 01/29/2020	490,490	0.0
300,000	(1)	Zambia Government International Bond, 5.375%, 09/20/2022	216,462	0.0

	Total Foreign Government Bonds
	(Cost $156,760,501)		149,634,328	2.5

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Utilities: 0.0%
68,612	(11),(12)	SCE Trust VI	$1,248,052	0.0

	Total Preferred Stock
	(Cost $1,715,300)		1,248,052	0.0

	Total Long-Term Investments
	(Cost $6,408,959,977)		6,363,006,905	105.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Commercial Paper: 0.3%
1,700,000	General Electric Co., 3.300%, 03/28/2019	1,686,791	0.0
9,500,000	Harley-Davidson, Inc., 2.900%, 01/23/2019	9,482,684	0.2
7,356,000	Waste Management, Inc., 2.700%, 01/04/2019	7,353,826	0.1
		18,523,301	0.3

	U.S. Government Agency Obligations: 0.2%
12,441,000	Federal Home Loan Bank Discount Notes, 2.150%, 01/02/2019
	(Cost $12,440,257)	12,441,000	0.2

	Securities Lending Collateral(13): 1.9%
13,171,334	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $13,173,752, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $13,434,761, due 01/25/19-10/20/68)	13,171,334	0.2
100,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 12/31/18, 2.55%, due 01/02/19 (Repurchase Amount $100,013,973, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $101,999,734, due 04/15/20-09/09/49)	100,000,000	1.7
		113,171,334	1.9

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
38,010,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
		(Cost $38,010,000)	$38,010,000	0.6

	Total Short-Term Investments
	(Cost $182,147,334)		182,145,635	3.0

	Total Investments in Securities (Cost $6,591,107,311)		$6,545,152,540	108.4
	Liabilities in Excess of Other Assets		(506,584,961)	(8.4)
	Net Assets		$6,038,567,579	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2018.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2018.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(11)	Preferred Stock may be called prior to convertible date.
(12)	Non-income producing security.
(13)	Represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2018.

CLP	Chilean Peso
DKK	Danish Krone
PLN	Polish Zloty
RON	Romanian New Leu

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Preferred Stock	$1,248,052	$–	$–	$1,248,052
Corporate Bonds/Notes	–	2,128,954,978	–	2,128,954,978
Collateralized Mortgage Obligations	–	970,190,024	–	970,190,024
Convertible Bonds/Notes	–	1,682,333	–	1,682,333
U.S. Treasury Obligations	–	617,785,237	–	617,785,237
U.S. Government Agency Obligations	–	1,367,157,048	–	1,367,157,048
Asset-Backed Securities	–	775,942,971	4,949,625	780,892,596
Commercial Mortgage-Backed Securities	–	345,462,309	–	345,462,309
Foreign Government Bonds	–	149,634,328	–	149,634,328
Short-Term Investments	38,010,000	144,135,635	–	182,145,635
Total Investments, at fair value	$39,258,052	$6,500,944,863	$4,949,625	$6,545,152,540
Other Financial Instruments+
Centrally Cleared Swaps	–	4,994,029	–	4,994,029
Forward Foreign Currency Contracts	–	2,158,629	–	2,158,629
Forward Premium Swaptions	–	3,870,556	–	3,870,556
Futures	19,278,234	–	–	19,278,234
Total Assets	$58,536,286	$6,511,968,077	$4,949,625	$6,575,453,988
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(13,786,189)	$–	$(13,786,189)
Forward Foreign Currency Contracts	–	(1,121,469)	–	(1,121,469)
Futures	(18,120,710)	–	–	(18,120,710)
Total Liabilities	$(18,120,710)	$(14,907,658)	$–	$(33,028,368)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 17,132,447,038	USD 24,984,975	Barclays Bank PLC	01/11/19	$(292,287)
ILS 198,126	USD 52,796	Barclays Bank PLC	01/11/19	227
MYR 38,391	USD 9,190	Barclays Bank PLC	01/11/19	103
USD 4,749,000	CLP 3,244,801,740	Barclays Bank PLC	01/11/19	72,326
USD 4,749,000	CLP 3,255,676,950	Barclays Bank PLC	01/11/19	56,651
ILS 16,092,880	USD 4,452,500	Barclays Bank PLC	01/11/19	(145,716)
USD 590,978	IDR 8,969,214,103	Barclays Bank PLC	01/11/19	(31,808)
USD 9,280	MYR 38,391	Barclays Bank PLC	01/11/19	(13)
USD 70,366	COP 211,281,189	Barclays Bank PLC	01/11/19	5,335
USD 53,143	ILS 198,126	Barclays Bank PLC	04/05/19	(226)
USD 9,177	MYR 38,391	Barclays Bank PLC	04/05/19	(123)
USD 24,998,099	CLP 17,132,447,038	Barclays Bank PLC	04/05/19	291,551
USD 8,963,000	ILS 32,393,410	BNP Paribas	01/11/19	293,861
PEN 1,594,688	USD 477,795	Citibank N.A.	01/11/19	(4,533)
TRY 2,441,206	USD 458,499	Citibank N.A.	01/11/19	548
USD 15,788,708	PLN 57,395,161	Citibank N.A.	01/11/19	449,596
COP 211,281,189	USD 65,288	Citibank N.A.	01/11/19	(256)
RON 22,130,116	USD 5,439,781	Citibank N.A.	01/11/19	7,331
PLN 13,842,752	USD 3,698,559	Citibank N.A.	01/11/19	978
USD 715	CZK 16,051	Citibank N.A.	01/11/19	–
USD 512,063	ZAR 7,288,516	Citibank N.A.	01/11/19	5,992
USD 6,573,000	CZK 145,115,802	Citibank N.A.	01/11/19	110,660
USD 62,781	RON 248,255	Citibank N.A.	01/11/19	1,675
USD 7,296	RON 29,916	Citibank N.A.	01/11/19	(68)
USD 476,396	PEN 1,594,688	Citibank N.A.	04/05/19	4,422

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 65,068	COP 211,281,189	Citibank N.A.	04/05/19	$293
CZK 16,051	USD 716	Citibank N.A.	04/05/19	–
USD 5,430,037	RON 22,130,116	Citibank N.A.	04/05/19	(8,410)
ZAR 7,288,516	USD 506,790	Citibank N.A.	04/05/19	(5,808)
USD 438,460	TRY 2,441,206	Citibank N.A.	04/05/19	(1,002)
USD 3,706,839	PLN 13,842,752	Citibank N.A.	04/05/19	(549)
USD 103,220	MXN 2,057,068	Goldman Sachs International	01/11/19	(1,315)
HUF 83,233,021	USD 296,945	Goldman Sachs International	01/11/19	272
USD 306,262	HUF 83,233,021	Goldman Sachs International	01/11/19	9,045
RUB 38,532,829	USD 567,889	Goldman Sachs International	01/11/19	(15,516)
USD 5,344,624	RON 21,851,944	Goldman Sachs International	01/11/19	(34,018)
ILS 16,102,404	USD 4,452,500	Goldman Sachs International	01/11/19	(143,167)
PHP 28,201,524	USD 531,192	Goldman Sachs International	01/11/19	5,275
BRL 2,056,971	USD 535,530	Goldman Sachs International	01/11/19	(5,057)
USD 15,990,711	CLP 10,631,968,348	Goldman Sachs International	01/11/19	667,046
CZK 145,131,853	USD 6,737,791	Goldman Sachs International	01/11/19	(274,736)
USD 503,382	BRL 2,056,971	Goldman Sachs International	01/11/19	(27,091)
USD 513,970	PHP 28,201,524	Goldman Sachs International	01/11/19	(22,497)
USD 366,911	TRY 2,441,206	Goldman Sachs International	01/11/19	(92,136)
ZAR 7,288,516	USD 505,018	Goldman Sachs International	01/11/19	1,052
USD 578,430	RUB 38,532,829	Goldman Sachs International	01/11/19	26,057
USD 527,812	PHP 28,201,524	Goldman Sachs International	04/05/19	(6,583)
USD 298,574	HUF 83,233,021	Goldman Sachs International	04/05/19	(404)
USD 561,934	RUB 38,532,829	Goldman Sachs International	04/05/19	15,578
MXN 2,057,068	USD 101,868	Goldman Sachs International	04/05/19	1,291
USD 532,108	BRL 2,056,971	Goldman Sachs International	04/05/19	4,989
IDR 8,969,214,103	USD 616,780	HSBC Bank USA N.A.	01/11/19	6,006
MXN 2,057,068	USD 107,439	HSBC Bank USA N.A.	01/11/19	(2,904)
USD 611,065	IDR 8,969,214,103	HSBC Bank USA N.A.	03/22/19	(5,246)
PLN 526,560	USD 139,132	JPMorgan Chase Bank N.A.	01/11/19	1,594
PLN 43,025,849	USD 11,387,866	JPMorgan Chase Bank N.A.	01/11/19	110,983
USD 481,154	PEN 1,594,688	JPMorgan Chase Bank N.A.	01/11/19	7,892
				$1,037,160

At December 31, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	2,580	03/20/19	$314,800,313	$7,776,288
U.S. Treasury 2-Year Note	185	03/29/19	39,277,812	265,663
U.S. Treasury Long Bond	598	03/20/19	87,308,000	4,081,981
U.S. Treasury Ultra Long Bond	845	03/20/19	135,754,531	7,154,302
			$577,140,656	$19,278,234
Short Contracts:
U.S. Treasury 5-Year Note	(2,504)	03/29/19	(287,177,500)	(4,734,354)
U.S. Treasury Ultra 10-Year Note	(3,247)	03/20/19	(422,363,672)	(13,386,356)
			$(709,541,172)	$(18,120,710)

At December 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover, Series 30, Version 1	Buy	(5.000)	12/20/23	EUR	139,010,527	$(10,112,303)	$(283,411)
						$(10,112,303)	$(283,411)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 31, Version 1	Sell	5.000	12/20/23	USD	300,000,000	$5,979,900	$(5,968,988)
						5,979,900	$(5,968,988)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 12/31/18 (%) (7)	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc 2.750%, due 3/15/2023	Sell	1.000	12/20/23	0.890	USD	11,540,000	$68,732	$(114,094)
							68,732	$(114,094)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At December 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD	151,804,000	$(3,213,077)	$(3,213,077)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	38,344,000	(1,609,756)	(1,609,756)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	31,365,000	(1,461,900)	(1,461,900)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	24,606,000	(1,134,963)	(1,134,963)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	162,439,000	1,426,663	1,426,663
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	45,684,000	1,313,371	1,313,371
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	45,865,000	2,253,995	2,253,995
								$(2,425,667)	$(2,425,667)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/(payable) at expiration(1)	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD 119,800,000	$(6,409,300)	$628,234
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 170,202,000	(8,999,431)	1,013,885
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD 119,800,000	(6,493,160)	541,921
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD 119,800,000	(6,418,285)	620,493
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 189,198,000	(10,065,334)	1,066,023
							$(38,385,510)	$3,870,556

(1)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,158,629
Interest rate contracts	Forward premium swaptions	3,870,556
Interest rate contracts	Futures contracts	19,278,234
Interest rate contracts	Interest rate swaps*	4,994,029
Total Asset Derivatives		$30,301,448

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,121,469
Credit contracts	Credit default swaps*	6,366,493
Interest rate contracts	Futures contracts	18,120,710
Interest rate contracts	Interest rate swaps*	7,419,696
Total Liability Derivatives		$33,028,368

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$-	$426,193	$293,861	$581,495	$730,605	$6,006	$120,469	$-	$2,158,629
Forward premium swaptions	628,234	1,013,885	-	-	-	-	-	2,228,437	3,870,556
Total Assets	$628,234	$1,440,078	$293,861	$581,495	$730,605	$6,006	$120,469	$2,228,437	$6,029,185

Liabilities:
Forward foreign currency contracts	$-	$470,173	$-	$20,626	$622,520	$8,150	$-	$-	$1,121,469
Total Liabilities	$-	$470,173	$-	$20,626	$622,520	$8,150	$-	$-	$1,121,469

Net OTC derivative instruments by counterparty, at fair value	$628,234	$969,905	$293,861	$560,869	$108,085	$(2,144)	$120,469	$2,228,437	4,907,716

Total collateral pledged by the Fund/(Received from counterparty)	$(440,000)	$(630,000)	$(260,000)	$(560,869)	$(108,085)	$-	$-	$(2,030,000)	$(4,028,954)

Net Exposure(1)(2)	$188,234	$339,905	$33,861	$-	$-	$(2,144)	$120,469	$198,437	$878,762

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2018, the Fund received $962,000 and $460,000 in cash collateral from Citibank N.A. and Goldman Sachs International, respectively. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,597,187,378.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$110,627,618
Gross Unrealized Depreciation	(161,438,251)
Net Unrealized Depreciation	$(50,810,633)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 61.3%
		Basic Materials: 2.1%
400,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$400,303	0.3
192,000		DowDuPont, Inc., 3.817%, (US0003M + 1.110%), 11/15/2023	188,845	0.2
160,000		Eastman Chemical Co., 3.500%, 12/01/2021	160,905	0.1
300,000		Huntsman International LLC, 4.875%, 11/15/2020	302,250	0.3
300,000	(1)	OCI NV, 6.625%, 04/15/2023	296,250	0.3
361,000		PPG Industries, Inc., 2.300%, 11/15/2019	358,692	0.3
320,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	315,160	0.3
300,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	297,750	0.3
			2,320,155	2.1

		Communications: 4.7%
250,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	247,225	0.2
230,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	222,766	0.2
280,000		Amazon.com, Inc., 1.900%, 08/21/2020	275,987	0.2
176,000		AT&T, Inc., 2.300%, 03/11/2019	175,695	0.2
215,000		AT&T, Inc., 2.800%, 02/17/2021	212,317	0.2
210,000		AT&T, Inc., 5.200%, 03/15/2020	214,579	0.2
200,000		Cablevision Systems Corp., 5.875%, 09/15/2022	197,000	0.2
141,000		CBS Corp., 2.500%, 02/15/2023	132,968	0.1
150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	148,969	0.1
195,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	194,831	0.2
236,000		Cisco Systems, Inc., 2.450%, 06/15/2020	234,761	0.2
70,000		Comcast Corp., 3.450%, 10/01/2021	70,734	0.1
300,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	298,125	0.3
300,000		DISH DBS Corp., 5.125%, 05/01/2020	297,000	0.3
180,000		eBay, Inc., 2.150%, 06/05/2020	177,755	0.2
40,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	40,059	0.0
55,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	55,360	0.0
117,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	120,121	0.1
390,000		Orange SA, 1.625%, 11/03/2019	385,205	0.3
400,000	(1)	Sky Ltd., 2.625%, 09/16/2019	397,055	0.3
240,000	(1)	Sky Ltd., 3.125%, 11/26/2022	236,998	0.2
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	295,149	0.3
250,000		Verizon Communications, Inc., 3.125%, 03/16/2022	248,510	0.2
220,000		Viacom, Inc., 4.250%, 09/01/2023	219,357	0.2
234,000		Walt Disney Co/The, 1.950%, 03/04/2020	231,745	0.2
			5,330,271	4.7

		Consumer, Cyclical: 4.3%
177,213		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	174,113	0.2
140,000		AutoZone, Inc., 4.000%, 11/15/2020	141,117	0.1
214,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	211,883	0.2
150,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	149,421	0.1
43,614		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	44,087	0.0
200,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	197,834	0.2
250,000		Delta Air Lines, Inc., 2.875%, 03/13/2020	248,380	0.2
300,000		Fiat Chrysler Automobiles NV, 4.500%, 04/15/2020	301,485	0.3
550,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	539,078	0.5
550,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	522,916	0.5
200,000		M/I Homes, Inc., 6.750%, 01/15/2021	199,750	0.2
250,000		MGM Resorts International, 6.750%, 10/01/2020	257,500	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
52,000		Newell Brands, Inc., 2.600%, 03/29/2019	$51,916	0.0
190,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	184,642	0.2
70,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	69,685	0.1
140,000		Nordstrom, Inc., 4.750%, 05/01/2020	142,407	0.1
207,000		Ralph Lauren Corp., 2.625%, 08/18/2020	204,786	0.2
160,000		Toyota Motor Credit Corp., 1.700%, 01/09/2019	159,965	0.1
110,000		Toyota Motor Credit Corp., 2.950%, 04/13/2021	109,815	0.1
31,654		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	32,491	0.0
186,836		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	186,079	0.2
198,690		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	207,839	0.2
23,055		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	23,787	0.0
249,000		Walmart, Inc., 2.850%, 06/23/2020	249,282	0.2
252,000		Walmart, Inc., 3.125%, 06/23/2021	253,871	0.2
			4,864,129	4.3

		Consumer, Non-cyclical: 8.9%
169,000		Abbott Laboratories, 2.800%, 09/15/2020	168,040	0.2
110,000		Abbott Laboratories, 2.900%, 11/30/2021	108,982	0.1
220,000		AbbVie, Inc., 2.500%, 05/14/2020	217,953	0.2
85,000		AbbVie, Inc., 2.900%, 11/06/2022	82,777	0.1
43,000		AbbVie, Inc., 3.375%, 11/14/2021	43,002	0.0
242,000		Altria Group, Inc., 4.750%, 05/05/2021	247,462	0.2
289,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	284,202	0.3
135,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	132,044	0.1
190,000		Anthem, Inc., 2.500%, 11/21/2020	187,438	0.2
180,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	180,949	0.2
220,000		AstraZeneca PLC, 1.950%, 09/18/2019	218,458	0.2
152,000		AstraZeneca PLC, 2.375%, 11/16/2020	149,365	0.1
100,000		BAT Capital Corp., 2.297%, 08/14/2020	97,655	0.1
380,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	373,449	0.3
380,000		Becton Dickinson and Co., 2.404%, 06/05/2020	374,337	0.3
70,000		Campbell Soup Co., 3.650%, 03/15/2023	68,326	0.1
170,000		Cardinal Health, Inc., 2.616%, 06/15/2022	163,892	0.1
45,000		Cardinal Health, Inc., 4.625%, 12/15/2020	46,045	0.0
300,000		Centene Corp., 4.750%, 05/15/2022	297,375	0.3
170,000		Constellation Brands, Inc., 2.250%, 11/06/2020	166,797	0.1
580,000		CVS Health Corp., 3.350%, 03/09/2021	578,364	0.5
240,000	(1)	Danone SA, 1.691%, 10/30/2019	236,749	0.2
160,000		General Mills, Inc., 3.150%, 12/15/2021	158,816	0.1
373,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	358,681	0.3
285,000	(1)	Cigna Corp., 3.200%, 09/17/2020	283,895	0.3
250,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	256,250	0.2
210,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	206,907	0.2
170,000		Johnson & Johnson, 1.950%, 11/10/2020	167,538	0.2
200,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	198,307	0.2
234,000		Kroger Co., 2.000%, 01/15/2019	233,897	0.2
160,000		McKesson Corp., 3.650%, 11/30/2020	160,807	0.1
432,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	430,904	0.4
220,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	217,782	0.2
259,000		Moody's Corp., 2.750%, 12/15/2021	254,167	0.2
145,000		Mylan NV, 2.500%, 06/07/2019	144,334	0.1
79,000		Mylan NV, 3.150%, 06/15/2021	77,406	0.1
90,000		Novartis Capital Corp., 4.400%, 04/24/2020	91,956	0.1
117,000		PepsiCo, Inc., 1.550%, 05/02/2019	116,535	0.1
230,000		PepsiCo, Inc., 2.000%, 04/15/2021	225,485	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	$200,649	0.2
340,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	335,300	0.3
123,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	119,011	0.1
200,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	202,853	0.2
149,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	147,061	0.1
150,000		Thermo Fisher Scientific, Inc., 4.500%, 03/01/2021	153,385	0.1
185,000		Unilever Capital Corp., 3.000%, 03/07/2022	183,712	0.2
340,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	341,711	0.3
160,000		UnitedHealth Group, Inc., 3.500%, 02/15/2024	161,125	0.1
205,000		Zoetis, Inc., 3.250%, 08/20/2021	204,512	0.2
			10,056,647	8.9

		Energy: 5.1%
300,000		Antero Resources Corp., 5.125%, 12/01/2022	283,125	0.3
164,000		Apache Corp., 2.625%, 01/15/2023	155,052	0.1
54,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	53,253	0.0
130,000		BP Capital Markets America, Inc., 4.742%, 03/11/2021	133,834	0.1
180,000		BP Capital Markets PLC, 2.315%, 02/13/2020	178,470	0.2
349,000		BP Capital Markets PLC, 2.521%, 01/15/2020	347,915	0.3
220,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	210,471	0.2
338,000		Chevron Corp., 2.419%, 11/17/2020	334,914	0.3
150,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	149,513	0.1
200,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	198,803	0.2
110,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	108,845	0.1
80,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	79,242	0.1
130,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	134,029	0.1
406,000		Exxon Mobil Corp., 1.708%, 03/01/2019	405,287	0.4
300,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	308,628	0.3
250,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	246,250	0.2
250,000		ONEOK Partners L.P., 3.375%, 10/01/2022	245,665	0.2
250,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	260,280	0.2
300,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	309,160	0.3
170,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	166,142	0.1
130,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	131,962	0.1
84,000		Shell International Finance BV, 1.375%, 09/12/2019	83,097	0.1
416,000		Shell International Finance BV, 1.750%, 09/12/2021	402,126	0.4
294,000		Shell International Finance BV, 2.125%, 05/11/2020	291,034	0.3
337,000		Total Capital International SA, 2.100%, 06/19/2019	335,548	0.3
170,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	168,418	0.1
			5,721,063	5.1

		Financial: 22.9%
210,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	207,530	0.2
200,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	200,097	0.2
180,000		American International Group, Inc., 3.300%, 03/01/2021	179,476	0.2
50,000		American International Group, Inc., 6.400%, 12/15/2020	52,819	0.0
145,000		American Express Co., 3.700%, 08/03/2023	145,560	0.1
195,000		American Express Credit Corp., 1.875%, 05/03/2019	194,290	0.2
200,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	196,650	0.2
260,000		Aon Corp., 5.000%, 09/30/2020	267,648	0.2
285,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	282,391	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
230,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/2019	$229,234	0.2
200,000		Banco Santander SA, 3.500%, 04/11/2022	196,409	0.2
550,000		Bank of America Corp., 2.151%, 11/09/2020	540,173	0.5
344,000		Bank of America Corp., 2.625%, 04/19/2021	339,421	0.3
196,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	190,393	0.2
272,000		Bank of Montreal, 2.100%, 12/12/2019	269,461	0.2
110,000		Bank of Montreal, 3.100%, 04/13/2021	109,977	0.1
75,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	73,857	0.1
250,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	248,371	0.2
160,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	157,302	0.1
140,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	139,820	0.1
252,000		Bank of Nova Scotia, 1.650%, 06/14/2019	250,589	0.2
200,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	196,342	0.2
153,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/2019	152,667	0.1
400,000	(1)	BPCE SA, 2.750%, 01/11/2023	383,901	0.3
260,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	257,440	0.2
255,000		Canadian Imperial Bank of Commerce, 3.500%, 09/13/2023	255,335	0.2
185,000		Capital One Financial Corp., 4.750%, 07/15/2021	189,914	0.2
300,000		CIT Group, Inc., 5.000%, 08/15/2022	296,625	0.3
250,000		Citibank NA, 2.000%, 03/20/2019	249,384	0.2
344,000		Citigroup, Inc., 2.700%, 03/30/2021	338,849	0.3
250,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	251,425	0.2
266,000		Comerica, Inc., 2.125%, 05/23/2019	264,818	0.2
207,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	205,185	0.2
250,000		Compass Bank, 3.500%, 06/11/2021	249,438	0.2
410,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	409,870	0.4
180,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	184,284	0.2
200,000		Credit Suisse AG, 5.300%, 08/13/2019	202,540	0.2
360,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	356,573	0.3
200,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	195,491	0.2
300,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	294,473	0.3
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	217,716	0.2
210,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	210,537	0.2
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	215,296	0.2
127,000		Goldman Sachs Group, Inc./The, 2.300%, 12/13/2019	125,739	0.1
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	422,404	0.4
470,000		HSBC Holdings PLC, 3.400%, 03/08/2021	468,755	0.4
200,000		HSBC Holdings PLC, 5.100%, 04/05/2021	206,881	0.2
200,000		HSBC USA, Inc., 5.000%, 09/27/2020	204,256	0.2
250,000		Huntington National Bank/The, 3.250%, 05/14/2021	249,512	0.2
260,000	(1)	ING Bank NV, 1.650%, 08/15/2019	257,561	0.2
200,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	200,648	0.2
893,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	880,646	0.8
100,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	98,593	0.1
250,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	248,025	0.2
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	249,685	0.2
200,000		Lloyds Bank PLC, 2.700%, 08/17/2020	197,483	0.2
175,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	181,536	0.2
145,000		M&T Bank Corp., 3.550%, 07/26/2023	145,625	0.1
365,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	352,472	0.3
427,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	419,023	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
556,000		Morgan Stanley, 5.500%, 07/28/2021	$582,583	0.5
270,000		Morgan Stanley, 5.625%, 09/23/2019	274,049	0.2
250,000		National Australia Bank Ltd./New York, 2.250%, 01/10/2020	247,890	0.2
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	291,298	0.3
250,000		National Australia Bank Ltd./New York, 3.700%, 11/04/2021	252,739	0.2
312,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	307,926	0.3
300,000		National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/2020	296,957	0.3
200,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	197,977	0.2
250,000		Navient Corp., 5.000%, 10/26/2020	240,000	0.2
280,000	(1)	Nordea Bank ABP, 4.875%, 01/27/2020	284,866	0.2
200,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	203,523	0.2
310,000		PNC Bank NA, 2.600%, 07/21/2020	307,300	0.3
250,000		PNC Bank NA, 2.700%, 11/01/2022	243,055	0.2
190,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	186,623	0.2
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	166,469	0.1
456,000		Royal Bank of Canada, 2.125%, 03/02/2020	451,316	0.4
85,000		Royal Bank of Canada, 3.068%, (US0003M + 0.660%), 10/05/2023	83,711	0.1
465,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	474,812	0.4
120,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	122,154	0.1
363,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	359,554	0.3
250,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	247,414	0.2
265,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	262,717	0.2
560,000	(1)	Standard Chartered PLC, 2.250%, 04/17/2020	550,756	0.5
120,000	(2)	State Street Corp., 3.776%, 12/03/2024	120,586	0.1
270,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	268,024	0.2
186,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	184,094	0.2
237,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	234,237	0.2
200,000	(2)	SunTrust Bank/Atlanta GA, 3.502%, 08/02/2022	199,513	0.2
250,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	249,940	0.2
200,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	195,972	0.2
115,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	115,275	0.1
200,000	(1)	UBS AG/London, 2.200%, 06/08/2020	196,909	0.2
250,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	247,532	0.2
200,000	(1)	UBS Group Funding Switzerland AG, 2.650%, 02/01/2022	193,651	0.2
250,000		US Bank NA/Cincinnati OH, 2.350%, 01/23/2020	248,424	0.2
250,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	250,244	0.2
160,000		Wells Fargo & Co., 2.100%, 07/26/2021	155,056	0.1
91,000		Wells Fargo & Co., 4.125%, 08/15/2023	91,627	0.1
460,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	455,898	0.4
330,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	332,070	0.3
252,000		Westpac Banking Corp., 1.600%, 08/19/2019	249,785	0.2
290,000		Westpac Banking Corp., 2.300%, 05/26/2020	286,657	0.3
			25,869,598	22.9

		Industrial: 3.0%
324,000		Amphenol Corp., 2.200%, 04/01/2020	319,260	0.3
300,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	284,937	0.2
460,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	456,753	0.4
110,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	110,327	0.1
140,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	141,777	0.1
96,000		General Electric Co., 2.200%, 01/09/2020	94,615	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
200,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	$201,862	0.2
300,000	(1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/2022	298,125	0.3
207,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	205,505	0.2
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	196,799	0.2
280,000		Roper Technologies, Inc., 3.000%, 12/15/2020	278,255	0.2
70,000		Ryder System, Inc., 3.500%, 06/01/2021	70,124	0.1
275,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	276,400	0.2
340,000		United Parcel Service, Inc., 2.050%, 04/01/2021	334,156	0.3
180,000		United Technologies Corp., 3.100%, 06/01/2022	176,397	0.1
			3,445,292	3.0

		Technology: 5.4%
233,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	227,054	0.2
190,000		Activision Blizzard, Inc., 2.600%, 06/15/2022	184,452	0.2
260,000		Analog Devices, Inc., 2.950%, 01/12/2021	257,837	0.2
320,000		Apple, Inc., 1.800%, 05/11/2020	315,986	0.3
300,000		Apple, Inc., 1.900%, 02/07/2020	297,408	0.3
310,000		Apple, Inc., 2.000%, 11/13/2020	305,939	0.3
92,000		Applied Materials, Inc., 2.625%, 10/01/2020	91,287	0.1
240,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	237,036	0.2
740,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	739,664	0.6
140,000		Electronic Arts, Inc., 3.700%, 03/01/2021	141,054	0.1
300,000	(1)	First Data Corp., 5.375%, 08/15/2023	295,500	0.3
100,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	100,282	0.1
130,000		HP, Inc., 4.300%, 06/01/2021	132,228	0.1
180,000		IBM Credit LLC, 2.650%, 02/05/2021	178,023	0.2
170,000		Intel Corp., 1.850%, 05/11/2020	167,926	0.1
637,000		Intel Corp., 2.450%, 07/29/2020	634,179	0.6
300,000		NCR Corp., 5.000%, 07/15/2022	284,250	0.2
180,000		NetApp, Inc., 2.000%, 09/27/2019	178,059	0.2
462,000		NVIDIA Corp., 2.200%, 09/16/2021	451,851	0.4
164,000		Oracle Corp., 2.400%, 09/15/2023	157,473	0.1
180,000		Oracle Corp., 2.625%, 02/15/2023	175,733	0.1
300,000	(1)	IQVIA, Inc., 4.875%, 05/15/2023	295,500	0.3
100,000		salesforce.com, Inc., 3.250%, 04/11/2023	100,567	0.1
117,000		Texas Instruments, Inc., 2.750%, 03/12/2021	116,326	0.1
			6,065,614	5.4

		Utilities: 4.9%
80,000		Alabama Power Co., 3.375%, 10/01/2020	80,044	0.1
130,000		Ameren Illinois Co., 2.700%, 09/01/2022	127,724	0.1
171,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	168,706	0.2
330,000		Black Hills Corp., 5.875%, 07/15/2020	341,323	0.3
99,000		Dominion Energy, Inc., 1.600%, 08/15/2019	97,914	0.1
280,000		Dominion Energy, Inc., 2.579%, 07/01/2020	275,675	0.2
525,000		Duke Energy Corp., 1.800%, 09/01/2021	502,807	0.4
120,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	120,603	0.1
143,000		Edison International, 2.125%, 04/15/2020	139,227	0.1
169,000		Eversource Energy, 2.500%, 03/15/2021	166,180	0.1
293,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	291,655	0.3
400,000		Fortis, Inc./Canada, 2.100%, 10/04/2021	384,783	0.3
220,000		Georgia Power Co., 2.000%, 03/30/2020	216,446	0.2
180,000		Georgia Power Co., 2.000%, 09/08/2020	175,952	0.2
239,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	238,467	0.2
200,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	200,442	0.2
250,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/2019	250,447	0.2
105,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	107,601	0.1
245,000		Pacific Gas & Electric Co., 4.250%, 05/15/2021	232,922	0.2
204,000		PNM Resources, Inc., 3.250%, 03/09/2021	202,457	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
324,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	$319,547	0.3
296,000	Sempra Energy, 1.625%, 10/07/2019	291,966	0.3
170,000	Sempra Energy, 2.400%, 02/01/2020	167,739	0.1
137,000	Southern California Edison Co., 2.400%, 02/01/2022	132,197	0.1
130,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	124,042	0.1
220,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	222,229	0.2
		5,579,095	4.9

	Total Corporate Bonds/Notes
	(Cost $70,080,123)	69,251,864	61.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
243,406	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	235,102	0.2
106,269	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	106,649	0.1
130,193	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	136,447	0.1
47,133	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	46,547	0.1
213,423	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	213,728	0.2
429,879	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	471,718	0.4
236,808	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	234,387	0.2
588,524	(2) Ginnie Mae Series 2014-53 JM, 7.129%, 04/20/2039	656,678	0.6
150,269	(2) Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 4.525%, 02/25/2034	154,506	0.1

	Total Collateralized Mortgage Obligations
	(Cost $2,293,925)	2,255,762	2.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
	Federal Home Loan Mortgage Corporation: 0.6%(3)
47,917	5.500%, 01/01/2037	50,737	0.1
41,331	5.500%, 08/01/2038	43,759	0.0
10,175	5.500%, 10/01/2038	10,773	0.0
10,853	5.500%, 10/01/2038	11,490	0.0
279,778	5.500%, 11/01/2038	301,206	0.3
187,925	5.500%, 02/01/2039	198,964	0.2
		616,929	0.6

	Federal National Mortgage Association: 0.3%(3)
193,107	5.000%, 03/01/2027	197,526	0.2
165,682	5.000%, 07/01/2034	176,070	0.1
		373,596	0.3

	Total U.S. Government Agency Obligations
	(Cost $1,003,017)	990,525	0.9

FOREIGN GOVERNMENT BONDS: 0.3%
58,000	European Investment Bank, 1.750%, 05/15/2020	57,345	0.1
275,000	(1) Kommunalbanken AS, 3.125%, 10/18/2021	278,552	0.2

	Total Foreign Government Bonds
	(Cost $332,642)	335,897	0.3

ASSET-BACKED SECURITIES: 15.9%
	Automobile Asset-Backed Securities: 6.4%
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	200,856	0.2
250,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	246,376	0.2
450,000	CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	443,994	0.4
450,000	CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	445,760	0.4
250,000	Carmax Auto Owner Trust 2018-4 A4, 3.480%, 02/15/2024	255,148	0.2
250,000	Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	251,752	0.2
400,000	Ford Credit Auto Owner Trust 2018-A A4, 3.160%, 10/15/2023	402,715	0.4
350,000	GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	348,094	0.3
500,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	498,443	0.4
150,000	GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	150,606	0.1
350,000	GM Financial Consumer Automobile Receivables Trust 2018-3 A4, 3.160%, 01/16/2024	354,037	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
200,000		GM Financial Consumer Automobile Receivables Trust 2018-4 A4, 3.320%, 06/17/2024	$202,008	0.2
200,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	202,499	0.2
100,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	98,310	0.1
200,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	196,079	0.2
200,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	200,886	0.2
350,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	354,539	0.3
200,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	199,505	0.2
500,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	495,252	0.4
200,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	198,398	0.2
150,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	148,491	0.1
250,000	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	250,694	0.2
450,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	442,101	0.4
250,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	245,094	0.2
100,000		Toyota Auto Receivables 2018-C A4 Owner Trust, 3.130%, 02/15/2024	100,747	0.1
200,000		Volkswagen Auto Loan Enhanced Trust 2018-1 A4, 3.150%, 07/22/2024	200,969	0.2
100,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	99,369	0.1
			7,232,722	6.4

		Credit Card Asset-Backed Securities: 2.0%
450,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	445,880	0.4
300,000		American Express Credit Account Master Trust 2018-4 A, 2.990%, 12/15/2023	300,902	0.3
150,000		BA Credit Card Trust 2018-A3 A3, 3.100%, 12/15/2023	150,995	0.1
250,000		Capital One Multi-Asset Execution Trust 2018-A1 A1, 3.010%, 02/15/2024	251,607	0.2
100,000		Discover Card Execution Note Trust 018-A4 A4, 3.110%, 01/16/2024	100,639	0.1
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	443,239	0.4
600,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	600,224	0.5
			2,293,486	2.0

		Home Equity Asset-Backed Securities: 0.0%
4,802		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	4,793	0.0

		Other Asset-Backed Securities: 6.6%
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.666%, (US0003M + 1.230%), 01/15/2030	389,952	0.4
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.795%, (US0003M + 1.350%), 07/18/2029	246,142	0.2
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.669%, (US0003M + 1.200%), 01/20/2031	242,386	0.2
560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.926%, (US0003M + 1.490%), 01/15/2029	560,002	0.5
410,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.769%, (US0003M + 1.300%), 04/20/2031	406,841	0.4
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.699%, (US0003M + 1.250%), 10/17/2030	246,459	0.2
250,000	(1)	CIFC Funding 2013-2A A1LR, 3.655%, (US0003M + 1.210%), 10/18/2030	246,540	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 3.579%, (US0003M + 1.110%), 01/22/2031	$245,110	0.2
250,000	(1)	CIFC Funding 2016-1A A, 3.949%, (US0003M + 1.480%), 10/21/2028	249,564	0.2
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	147,396	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.649%, (US0003M + 1.180%), 10/20/2030	248,197	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.786%, (US0003M + 1.350%), 04/15/2028	246,266	0.2
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.816%, (US0003M + 1.200%), 08/15/2030	355,852	0.3
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.719%, (US0003M + 1.250%), 01/20/2030	243,906	0.2
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.707%, (US0003M + 1.220%), 07/24/2030	248,256	0.2
330,000	(1)	LCM XXIII Ltd. 23A A1, 3.869%, (US0003M + 1.400%), 10/20/2029	329,310	0.3
250,000	(1)	Magnetite XII Ltd. 2015-12A ARR, 3.536%, (US0003M + 1.100%), 10/15/2031	245,169	0.2
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.789%, (US0003M + 1.320%), 03/17/2030	247,997	0.2
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.811%, (US0003M + 1.375%), 07/15/2029	245,286	0.2
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.800%, (US0003M + 1.350%), 07/19/2030	244,966	0.2
260,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 4.026%, (US0003M + 1.410%), 08/15/2029	259,993	0.3
250,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.649%, (US0003M + 1.200%), 10/17/2031	246,991	0.2
250,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.739%, (US0003M + 1.270%), 07/20/2030	247,413	0.2
250,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.819%, (US0003M + 1.350%), 07/20/2030	245,052	0.2
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.699%, (US0003M + 1.230%), 07/20/2030	248,398	0.2
300,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	303,536	0.3
200,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	201,304	0.2
100,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	98,830	0.1
			7,487,114	6.6

		Student Loan Asset-Backed Securities: 0.9%
250,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	244,074	0.2
450,000	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	450,609	0.4
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 4.055%, (US0001M + 1.600%), 10/15/2031	309,829	0.3
			1,004,512	0.9

	Total Asset-Backed Securities
	(Cost $18,131,650)		18,022,627	15.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.9%
119,765	(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	119,903	0.1
410,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.707%, 04/12/2038	419,677	0.4
540,000	(1)	BXMT 2017-FL1 A Ltd., 3.325%, (US0001M + 0.870%), 06/15/2035	534,194	0.5
422,795		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	435,011	0.4
430,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	430,552	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
134,243		COMM 2014-CR17 A2, 3.012%, 05/10/2047	$134,058	0.1
793,000	(1),(2)	DBUBS 2011-LC1A E, 5.698%, 11/10/2046	815,735	0.7
310,000	(1),(2)	FREMF Mortgage Trust 2012-K709 B, 3.738%, 04/25/2045	309,464	0.3
111,526	(1),(2)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.391%, 06/10/2036	111,754	0.1
126,563	(2)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	129,330	0.1
265,251		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	258,397	0.2
266,927		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	257,789	0.2
70,120	(2)	Ginnie Mae 2015-21 AF, 2.074%, 07/16/2048	67,524	0.1
134,816		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	130,478	0.1
199,441		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	189,902	0.2
87,121		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	84,971	0.1
399,009		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	382,479	0.3
203,794		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	195,944	0.2
86,775		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	83,445	0.1
146,108		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	141,302	0.1
544,626		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	523,031	0.5
341,244		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	325,182	0.3
149,041		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	144,157	0.1
13,995		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	13,980	0.0
250,000	(1),(2)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	246,298	0.2
290,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.652%, 01/10/2045	302,862	0.3
8,364		GS Mortgage Securities Trust 2014-GC18 A2, 2.924%, 01/10/2047	8,357	0.0
290,181	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	289,357	0.3
8,221	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	8,193	0.0
1,040,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.406%, 08/15/2046	1,081,645	1.0
340,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	334,652	0.3
151,564		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	151,281	0.1
319,626		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	316,605	0.3
230,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	231,489	0.2
240,000		Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	245,543	0.2
600,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	620,981	0.5
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	289,027	0.2
390,000	(2)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.481%, 08/15/2039	389,728	0.3
460,000	(1)	TPG Real Estate Finance 2018-FL-1 D Issuer LTD., 5.155%, (US0001M + 2.700%), 02/15/2035	450,035	0.4

	Total Commercial Mortgage-Backed Securities
	(Cost $11,420,830)		11,204,312	9.9

U.S. TREASURY OBLIGATIONS: 3.9%
		U.S. Treasury Notes: 3.9%
3,000,000		1.500%, 10/31/2019	2,972,625	2.6
21,000		2.500%, 12/31/2020	20,997	0.0
677,000		2.625%, 12/15/2021	680,089	0.6
730,000		2.625%, 12/31/2023	733,841	0.7

	Total U.S. Treasury Obligations
	(Cost $4,395,020)		4,407,552	3.9

	Total Long-Term Investments
	(Cost $107,657,207)		106,468,539	94.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Mutual Funds: 6.3%
7,157,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
	(Cost $7,157,000)	$7,157,000	6.3

	Total Short-Term Investments
	(Cost $7,157,000)	7,157,000	6.3

	Total Investments in Securities (Cost $114,814,207)	$113,625,539	100.5
	Liabilities in Excess of Other Assets	(599,526)	(0.5)
	Net Assets	$113,026,013	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of December 31, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$69,251,864	$–	$69,251,864
Collateralized Mortgage Obligations	–	2,255,762	–	2,255,762
U.S. Treasury Obligations	–	4,407,552	–	4,407,552
U.S. Government Agency Obligations	–	990,525	–	990,525
Asset-Backed Securities	–	18,022,627	–	18,022,627
Commercial Mortgage-Backed Securities	–	11,204,312	–	11,204,312
Foreign Government Bonds	–	335,897	–	335,897
Short-Term Investments	7,157,000	–	–	7,157,000
Total Investments, at fair value	$7,157,000	$106,468,539	$–	$113,625,539
Other Financial Instruments+
Forward Premium Swaptions	–	39,093	–	39,093
Futures	190,084	–	–	190,084
Total Assets	$7,347,084	$106,507,632	$–	$113,854,716
Liabilities Table
Other Financial Instruments+
Futures	$(176,007)	$–	$–	$(176,007)
Total Liabilities	$(176,007)	$–	$–	$(176,007)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	147	03/29/19	$31,209,938	$190,084
			$31,209,938	$190,084
Short Contracts:
U.S. Treasury 5-Year Note	(93)	03/29/19	(10,665,937)	(176,007)
			$(10,665,937)	$(176,007)

At December 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Short Term Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(1)	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	1,210,000	$(64,735)	$6,345
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	1,719,000	(90,892)	10,240
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	1,210,000	(65,582)	5,474
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	1,210,000	(64,826)	6,267
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	1,911,000	$(101,665)	$10,767
								$(387,700)	$39,093

(1)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
USD	-	United States Dollar

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$190,084
Interest rate contracts	Forward premium swaptions	39,093
Total Asset Derivatives		$229,177

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$176,007
Total Liability Derivatives		$176,007

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward premium swaptions	$6,345	$10,240	$22,508	$39,093
Total Assets	$6,345	$10,240	$22,508	$39,093

Net OTC derivative instruments by counterparty, at fair value	$6,345	$10,240	$22,508	39,093

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$6,345	$10,240	$22,508	$39,093

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $114,870,074.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$346,814
Gross Unrealized Depreciation	(1,485,442)

Net Unrealized Depreciation	$(1,138,628)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.1%
		Basic Materials: 1.5%
400,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	$378,000	0.0
1,925,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,818,597	0.2
400,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	398,000	0.0
550,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	539,000	0.1
400,000		Chemours Co/The, 5.375%, 05/15/2027	362,000	0.0
700,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	631,750	0.1
1,500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	1,530,366	0.2
550,000	(1)	Constellium NV, 6.625%, 03/01/2025	511,500	0.1
1,000,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	1,015,175	0.1
325,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	286,812	0.0
200,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	166,750	0.0
800,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	741,000	0.1
350,000		Hexion, Inc., 6.625%, 04/15/2020	280,000	0.0
200,000		Huntsman International LLC, 5.125%, 11/15/2022	202,250	0.0
325,000	(1)	IAMGOLD Corp., 7.000%, 04/15/2025	307,125	0.0
2,220,000		International Paper Co., 4.350%, 08/15/2048	1,909,347	0.2
450,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	409,500	0.1
250,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	231,250	0.0
400,000	(1)	OCI NV, 6.625%, 04/15/2023	395,000	0.0
350,000	(2)	Olin Corp., 5.125%, 09/15/2027	323,750	0.0
475,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	420,375	0.1
550,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	518,375	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/2045	359,213	0.0
450,000		Teck Resources Ltd., 5.200%, 03/01/2042	380,250	0.0
85,000	(1)	Tronox Finance PLC, 5.750%, 10/01/2025	69,169	0.0
350,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	291,812	0.0
525,000		United States Steel Corp., 6.250%, 03/15/2026	461,344	0.1
			14,937,710	1.5

		Communications: 3.0%
200,000	(1)	Altice Finco SA, 8.125%, 01/15/2024	187,000	0.0
775,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	725,594	0.1
750,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	685,312	0.1
525,000		AMC Networks, Inc., 4.750%, 08/01/2025	477,750	0.1
290,000		AT&T, Inc., 3.400%, 05/15/2025	272,988	0.0
2,090,000		AT&T, Inc., 5.150%, 02/15/2050	1,945,955	0.2
375,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	377,812	0.0
400,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	385,500	0.0
150,000		Cablevision Systems Corp., 5.875%, 09/15/2022	147,750	0.0
278,000		CBS Corp., 4.000%, 01/15/2026	269,868	0.0
130,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	121,407	0.0
170,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	156,825	0.0
1,500,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,473,750	0.2
500,000	(2)	CenturyLink, Inc., 5.625%, 04/01/2025	441,250	0.1
450,000		CenturyLink, Inc., 5.800%, 03/15/2022	435,375	0.1
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	275,824	0.0
150,000		Comcast Corp., 4.250%, 01/15/2033	149,333	0.0
1,940,000		Comcast Corp., 4.700%, 10/15/2048	1,978,646	0.2
350,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	320,250	0.0
350,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	284,375	0.0
700,000		CSC Holdings LLC, 5.250%, 06/01/2024	643,125	0.1
700,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	661,500	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,282,000		Discovery Communications LLC, 2.950%, 03/20/2023	$1,228,842	0.1
850,000		DISH DBS Corp., 5.000%, 03/15/2023	710,812	0.1
550,000		DISH DBS Corp., 5.875%, 11/15/2024	444,813	0.1
265,000		Embarq Corp., 7.995%, 06/01/2036	241,150	0.0
250,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	128,125	0.0
250,000		Frontier Communications Corp., 11.000%, 09/15/2025	156,863	0.0
250,000	(1)	Gray Escrow, Inc., 7.000%, 05/15/2027	244,355	0.0
450,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	416,025	0.0
300,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	259,500	0.0
400,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	390,000	0.0
250,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	195,000	0.0
855,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	784,463	0.1
715,000	(1)	Netflix, Inc., 5.875%, 11/15/2028	698,505	0.1
600,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	562,500	0.1
1,966,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.650%, 11/01/2024	1,906,520	0.2
425,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	396,313	0.0
390,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	348,075	0.0
500,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	443,750	0.1
100,000	(1)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	94,000	0.0
500,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	458,750	0.1
400,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	402,500	0.0
1,250,000		Sprint Corp., 7.125%, 06/15/2024	1,241,950	0.1
1,200,000		Sprint Corp., 7.625%, 03/01/2026	1,188,000	0.1
455,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	412,972	0.0
145,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	144,729	0.0
420,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	437,850	0.1
259,000		Time Warner Cable LLC, 5.000%, 02/01/2020	262,671	0.0
250,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	230,313	0.0
500,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	484,375	0.1
110,000		Verizon Communications, Inc., 3.850%, 11/01/2042	95,616	0.0
2,070,000		Verizon Communications, Inc., 4.522%, 09/15/2048	1,949,650	0.2
158,000		Verizon Communications, Inc., 4.812%, 03/15/2039	155,932	0.0
400,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	374,511	0.0
600,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	537,000	0.1
125,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	118,906	0.0
			30,562,525	3.0

		Consumer, Cyclical: 1.5%
775,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	714,938	0.1
150,000	(2)	AMC Entertainment Holdings, Inc., 5.750%, 06/15/2025	132,562	0.0
400,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	344,000	0.0
500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	481,250	0.1
260,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	227,500	0.0
200,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	193,000	0.0
625,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	539,062	0.1
500,000		Caleres, Inc., 6.250%, 08/15/2023	502,500	0.1
350,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	356,037	0.0
365,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	358,612	0.0
475,000		Century Communities, Inc., 5.875%, 07/15/2025	420,969	0.0
550,000		Dana, Inc., 5.500%, 12/15/2024	514,250	0.1
250,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	266,875	0.0
500,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	472,500	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
525,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	$483,656	0.1
200,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	201,500	0.0
400,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	396,000	0.0
575,000		L Brands, Inc., 6.750%, 07/01/2036	471,500	0.1
350,000		Lennar Corp., 5.250%, 06/01/2026	331,187	0.0
275,000		Lennar Corp., 5.375%, 10/01/2022	275,344	0.0
500,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	497,500	0.1
400,000		M/I Homes, Inc., 5.625%, 08/01/2025	368,000	0.0
150,000		M/I Homes, Inc., 6.750%, 01/15/2021	149,813	0.0
465,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	469,650	0.1
250,000		Meritage Homes Corp., 5.125%, 06/06/2027	213,125	0.0
300,000		Meritage Homes Corp., 6.000%, 06/01/2025	284,250	0.0
550,000		MGM Resorts International, 5.750%, 06/15/2025	533,500	0.1
500,000		MGM Resorts International, 6.000%, 03/15/2023	503,750	0.1
500,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	485,000	0.1
600,000	(1),(2)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	250,500	0.0
325,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	291,688	0.0
700,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	411,250	0.0
700,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	626,500	0.1
90,000		Scientific Games International, Inc., 6.625%, 05/15/2021	85,725	0.0
100,000		Scientific Games International, Inc., 10.000%, 12/01/2022	101,624	0.0
200,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	212,440	0.0
55,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	51,975	0.0
450,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	425,250	0.0
400,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	363,000	0.0
250,000		Taylor Morrison Communities, Inc., 6.625%, 05/15/2022	250,625	0.0
600,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	561,000	0.1
250,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	244,063	0.0
450,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	417,375	0.0
			15,480,845	1.5

		Consumer, Non-cyclical: 3.8%
1,092,000		AbbVie, Inc., 3.750%, 11/14/2023	1,087,606	0.1
2,060,000		AbbVie, Inc., 4.875%, 11/14/2048	1,931,862	0.2
250,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	242,500	0.0
277,000		Allergan Funding SCS, 3.000%, 03/12/2020	275,977	0.0
550,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	512,875	0.1
140,000		Amgen, Inc., 3.200%, 11/02/2027	131,845	0.0
2,135,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	1,923,944	0.2
250,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	191,250	0.0
2,180,000		BAT Capital Corp., 4.540%, 08/15/2047	1,743,847	0.2
600,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	549,264	0.1
700,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	655,375	0.1
700,000	(1)	Bausch Health Cos, Inc., 8.500%, 01/31/2027	680,750	0.1
2,030,000		Becton Dickinson and Co., 4.669%, 06/06/2047	1,919,211	0.2
325,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	302,250	0.0
280,000		Celgene Corp., 3.250%, 08/15/2022	275,117	0.0
2,190,000		Celgene Corp., 4.550%, 02/20/2048	1,907,546	0.2
900,000		Centene Corp., 4.750%, 01/15/2025	861,750	0.1
275,000		Central Garden & Pet Co., 5.125%, 02/01/2028	246,813	0.0
200,000		Central Garden & Pet Co., 6.125%, 11/15/2023	200,500	0.0
105,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/2021	97,912	0.0
150,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	136,882	0.0
1,220,000	(1)	Cigna Corp., 3.750%, 07/15/2023	1,217,118	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,990,000	(1)	Cigna Corp., 4.900%, 12/15/2048	$1,957,248	0.2
450,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	425,813	0.1
239,000		CVS Health Corp., 3.875%, 07/20/2025	233,343	0.0
1,940,000		CVS Health Corp., 5.050%, 03/25/2048	1,896,478	0.2
300,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	287,250	0.0
250,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	237,500	0.0
50,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	38,250	0.0
425,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	427,125	0.1
225,000	(1),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	219,465	0.0
1,975,000		HCA, Inc., 5.375%, 02/01/2025	1,930,563	0.2
250,000		HCA, Inc., 5.500%, 06/15/2047	237,500	0.0
600,000		Hertz Corp., 7.375%, 01/15/2021	585,750	0.1
425,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	426,594	0.1
375,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	359,284	0.0
300,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	295,125	0.0
300,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	293,625	0.0
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	272,672	0.0
2,120,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	1,955,119	0.2
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	276,109	0.0
375,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	363,281	0.0
450,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	420,750	0.1
175,000		New Albertsons L.P., 7.450%, 08/01/2029	140,875	0.0
375,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	353,438	0.0
375,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	341,250	0.0
350,000	(1),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	320,555	0.0
650,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	594,750	0.1
150,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	157,500	0.0
100,000	(2)	Revlon Consumer Products Corp., 6.250%, 08/01/2024	53,500	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	254,053	0.0
550,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	525,085	0.1
300,000	(1)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	288,000	0.0
200,000	(1),(4)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	188,500	0.0
245,000		Teleflex, Inc., 4.625%, 11/15/2027	228,156	0.0
155,000		Teleflex, Inc., 5.250%, 06/15/2024	155,000	0.0
250,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	233,750	0.0
1,125,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,060,313	0.1
400,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	386,260	0.0
1,174,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	1,143,238	0.1
675,000		United Rentals North America, Inc., 4.625%, 10/15/2025	604,125	0.1
400,000		United Rentals North America, Inc., 6.500%, 12/15/2026	395,000	0.1
465,000	(1)	Vizient, Inc., 10.375%, 03/01/2024	494,063	0.1
450,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	400,500	0.1
			38,548,949	3.8

		Energy: 3.0%
115,000		Antero Resources Corp., 5.125%, 12/01/2022	108,531	0.0
500,000		Antero Resources Corp., 5.000%, 03/01/2025	455,000	0.1
400,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	286,000	0.0
775,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	527,000	0.1
2,000,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	1,768,688	0.2
410,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/2026	383,350	0.0
650,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	616,070	0.1
675,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	599,062	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
70,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	$66,012	0.0
250,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	246,267	0.0
375,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	324,375	0.0
250,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	233,125	0.0
300,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	290,250	0.0
400,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	390,000	0.0
250,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	141,250	0.0
505,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	493,637	0.1
350,000		Eclipse Resources Corp., 8.875%, 07/15/2023	301,875	0.0
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	467,976	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	346,509	0.0
200,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	205,750	0.0
250,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	256,300	0.0
1,075,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,089,190	0.1
1,920,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	1,878,325	0.2
300,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	270,949	0.0
150,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	135,537	0.0
350,000		Ensco PLC, 7.750%, 02/01/2026	260,750	0.0
425,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	437,219	0.1
1,000,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	956,219	0.1
150,000		Gulfport Energy Corp., 6.000%, 10/15/2024	133,500	0.0
200,000		Gulfport Energy Corp., 6.375%, 05/15/2025	177,750	0.0
200,000		Gulfport Energy Corp., 6.375%, 01/15/2026	173,500	0.0
840,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	816,900	0.1
450,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	389,250	0.0
350,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	327,250	0.0
650,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	422,500	0.1
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	487,936	0.1
1,250,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,219,839	0.1
1,575,000	(2)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,552,575	0.2
1,960,000		Kinder Morgan, Inc./DE, 5.200%, 03/01/2048	1,882,785	0.2
450,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	428,625	0.1
425,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	412,250	0.0
200,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	174,000	0.0
1,047,000		MPLX L.P., 3.375%, 03/15/2023	1,016,927	0.1
325,000		Murphy Oil Corp., 5.750%, 08/15/2025	304,519	0.0
200,000		Murphy Oil Corp., 6.875%, 08/15/2024	199,406	0.0
590,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	569,350	0.1
400,000	(1),(2)	Murray Energy Corp., 11.250%, 04/15/2021	251,500	0.0
475,000		Newfield Exploration Co., 5.625%, 07/01/2024	482,125	0.1
425,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	402,156	0.0
350,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	299,687	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
600,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	$592,500	0.1
750,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	695,625	0.1
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	797,862	0.1
1,000,000		Petroleos del Peru SA, 4.750%, 06/19/2032	962,500	0.1
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	537,194	0.1
150,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	123,000	0.0
100,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	97,750	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	9,500	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	9,379	0.0
375,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	361,875	0.0
250,000		Transocean, Inc., 6.800%, 03/15/2038	167,500	0.0
150,000		Unit Corp., 6.625%, 05/15/2021	137,250	0.0
425,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	400,562	0.0
350,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	332,500	0.0
200,000		WPX Energy, Inc., 5.750%, 06/01/2026	182,000	0.0
176,000		WPX Energy, Inc., 6.000%, 01/15/2022	172,040	0.0
			31,238,583	3.0

		Financial: 2.0%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/2020	151,084	0.0
1,200,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	1,198,500	0.1
994,000		American International Group, Inc., 4.125%, 02/15/2024	999,143	0.1
2,070,000		American International Group, Inc., 4.750%, 04/01/2048	1,904,017	0.2
327,000		Bank of America Corp., 2.625%, 10/19/2020	323,596	0.0
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	448,911	0.1
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	396,503	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	275,285	0.0
150,000		CIT Group, Inc., 5.000%, 08/15/2022	148,312	0.0
25,000		CIT Group, Inc., 5.250%, 03/07/2025	24,500	0.0
50,000		CIT Group, Inc., 6.125%, 03/09/2028	49,875	0.0
200,000		Citigroup, Inc., 2.900%, 12/08/2021	196,893	0.0
1,780,000		Citigroup, Inc., 4.750%, 05/18/2046	1,649,718	0.2
1,000,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	996,250	0.1
495,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	461,587	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	358,691	0.0
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	267,532	0.0
281,000		HCP, Inc., 4.000%, 06/01/2025	275,580	0.0
425,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	386,750	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	273,329	0.0
184,000	(3)	JPMorgan Chase & Co., 6.125%, 12/31/2199	182,850	0.0
500,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	496,250	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	379,406	0.1
86,000	(3)	M&T Bank Corp., 6.450%, 12/31/2199	88,365	0.0
425,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	422,344	0.1
268,000		Morgan Stanley, 4.000%, 07/23/2025	264,740	0.0
380,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	348,412	0.0
225,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	225,000	0.0
250,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	243,125	0.0
300,000		Navient Corp., 5.875%, 10/25/2024	252,000	0.0
400,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	355,500	0.0
525,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	499,406	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	$929,876	0.1
200,000		Springleaf Finance Corp., 6.125%, 05/15/2022	194,942	0.0
250,000		Springleaf Finance Corp., 7.125%, 03/15/2026	223,594	0.0
475,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	441,750	0.1
250,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	220,439	0.0
200,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	197,899	0.0
1,000,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	1,006,606	0.1
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	265,221	0.0
1,990,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,923,003	0.2
89,000	(3)	Wells Fargo & Co., 5.900%, 12/31/2199	84,906	0.0
250,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	235,277	0.0
			20,266,967	2.0

		Industrial: 1.7%
500,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	491,250	0.1
500,000		AECOM, 5.875%, 10/15/2024	494,375	0.1
750,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	676,875	0.1
400,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	405,000	0.0
425,000	(1)	BMC East LLC, 5.500%, 10/01/2024	397,906	0.0
175,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	164,937	0.0
525,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	542,719	0.1
700,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	630,875	0.1
5,000,000	(5)	Carillion PLC, 0.000%, 01/06/2020	–	–
500,000		Cemex SAB de CV, 6.125%, 05/05/2025	488,905	0.1
603,000		FedEx Corp., 4.000%, 01/15/2024	618,202	0.1
1,965,000		FedEx Corp., 4.950%, 10/17/2048	1,908,761	0.2
410,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	352,600	0.0
475,000	(1)	Itron, Inc., 5.000%, 01/15/2026	435,812	0.0
400,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	365,500	0.0
325,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	287,625	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	198,861	0.0
100,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	97,375	0.0
375,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	354,375	0.0
622,000		Mexico City Airport Trust, 4.250%, 10/31/2026	557,468	0.1
325,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	278,687	0.0
225,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	223,875	0.0
600,000	(1)	Novelis Corp., 5.875%, 09/30/2026	532,500	0.1
575,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	578,594	0.1
450,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	444,375	0.0
450,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	444,375	0.0
250,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	238,438	0.0
250,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	247,500	0.0
200,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	175,500	0.0
250,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	240,712	0.0
350,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	346,500	0.0
330,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	301,125	0.0
350,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	348,250	0.0
500,000		TransDigm, Inc., 6.500%, 05/15/2025	479,375	0.1
976,000		United Technologies Corp., 3.650%, 08/16/2023	973,139	0.1
1,990,000		United Technologies Corp., 4.625%, 11/16/2048	1,932,073	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
450,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	$475,875	0.1
			17,730,314	1.7

		Technology: 0.8%
1,269,000		Analog Devices, Inc., 3.125%, 12/05/2023	1,233,945	0.1
320,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	308,000	0.0
550,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	528,687	0.1
475,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	444,719	0.1
300,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	305,481	0.0
1,620,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,760,799	0.2
250,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	248,750	0.0
585,000	(1)	First Data Corp., 5.750%, 01/15/2024	573,499	0.1
425,000	(1),(4)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	415,437	0.1
400,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	405,000	0.0
50,000		NCR Corp., 5.000%, 07/15/2022	47,375	0.0
425,000	(1)	Open Text Corp., 5.875%, 06/01/2026	417,563	0.1
350,000		Oracle Corp., 3.250%, 11/15/2027	338,156	0.0
350,000	(1)	Qorvo, Inc., 5.500%, 07/15/2026	335,125	0.0
350,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	353,500	0.0
250,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	165,625	0.0
			7,881,661	0.8

		Utilities: 0.8%
500,000		Calpine Corp., 5.750%, 01/15/2025	458,750	0.0
2,260,000		Dominion Energy, Inc., 2.750%, 01/15/2022	2,202,848	0.2
600,000		Dominion Energy, Inc., 2.750%, 09/15/2022	578,124	0.1
390,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	384,150	0.0
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	476,154	0.1
450,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	405,000	0.0
630,000		NRG Energy, Inc., 5.750%, 01/15/2028	607,162	0.1
1,000,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	927,688	0.1
1,875,000	(2)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	1,903,527	0.2
250,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	241,563	0.0
			8,184,966	0.8

	Total Corporate Bonds/Notes (Cost $190,909,402)		184,832,520	18.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
383,663		Adjustable Rate Mortgage Trust 2005-7 7A21, 3.006%, (US0001M + 0.500%), 10/25/2035	381,225	0.0
494,900	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.002%, 05/25/2036	463,127	0.0
1,318,851	(1),(3)	Agate Bay Mortgage Trust 2014-1 B4, 3.882%, 07/25/2044	1,298,591	0.1
2,022,223	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.885%, 09/25/2044	2,020,974	0.2
2,692,544	(1),(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.782%, 12/25/2045	2,570,109	0.3
724,807		Alternative Loan Trust 2004-J7 MI, 3.335%, (US0001M + 1.020%), 10/25/2034	712,149	0.1
161,739		Alternative Loan Trust 2005-10CB 1A1, 3.006%, (US0001M + 0.500%), 05/25/2035	141,360	0.0
645,233		Alternative Loan Trust 2005-10CB 1A2, 2.956%, (US0001M + 0.450%), 05/25/2035	562,700	0.1
693,749		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	683,907	0.1
231,146		Alternative Loan Trust 2005-51 3A2A, 3.447%, (12MTA + 1.290%), 11/20/2035	223,501	0.0
74,853		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	72,014	0.0
339,605		Alternative Loan Trust 2005-J2 1A12, 2.906%, (US0001M + 0.400%), 04/25/2035	294,790	0.0
45,937		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	35,215	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
827,051		Alternative Loan Trust 2006-18CB A10, 2.906%, (US0001M + 0.400%), 07/25/2036	$544,300	0.1
197,213		Alternative Loan Trust 2006-19CB A12, 2.906%, (US0001M + 0.400%), 08/25/2036	137,107	0.0
835,152		Alternative Loan Trust 2006-19CB A28, 3.106%, (US0001M + 0.600%), 08/25/2036	591,090	0.1
1,390,818		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	1,187,813	0.1
572,699		Alternative Loan Trust 2006-HY11 A1, 2.626%, (US0001M + 0.120%), 06/25/2036	532,434	0.1
1,407,797		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	1,192,246	0.1
213,298		Alternative Loan Trust 2007-2CB 2A1, 3.106%, (US0001M + 0.600%), 03/25/2037	141,356	0.0
396,729		Alternative Loan Trust 2007-HY8C A1, 2.666%, (US0001M + 0.160%), 09/25/2047	382,990	0.0
1,104,691		Alternative Loan Trust 2007-OA4 A1, 2.676%, (US0001M + 0.170%), 05/25/2047	1,031,603	0.1
643,982		Banc of America Funding 2007-2 1A16 Trust, 3.106%, (US0001M + 0.600%), 03/25/2037	511,868	0.1
635,845	(3)	Bear Stearns ALT-A Trust 2005-3 4A3, 3.949%, 04/25/2035	637,061	0.1
299,171	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.464%, 11/25/2036	275,163	0.0
839,765	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.939%, 11/25/2036	695,178	0.1
227,124	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.348%, 01/26/2036	204,400	0.0
15,974	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.806%, (US0001M + 4.300%), 07/25/2025	16,070	0.0
750,341	(3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.294%, 09/25/2036	715,951	0.1
107,102	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.291%, 11/25/2034	106,504	0.0
777,099		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 4.571%, (US0012M + 1.750%), 02/20/2036	725,992	0.1
887,787		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	896,385	0.1
178,578	(3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.134%, 03/25/2036	170,097	0.0
103,555	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.634%, 11/25/2036	90,062	0.0
365,120	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	381,178	0.0
385,067	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.471%, 08/25/2035	389,370	0.0
852,325		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	857,124	0.1
30,605		Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.006%, (US0001M + 0.500%), 11/25/2035	19,906	0.0
1,200,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.226%, (US0001M + 0.720%), 11/25/2035	1,191,639	0.1
569,657		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	471,854	0.1
1,400,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,435,001	0.1
2,126,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,147,159	0.2
756,025		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 2.806%, (US0001M + 0.300%), 04/25/2037	487,711	0.1
176,445	(1),(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.655%, 06/27/2037	178,293	0.0
938,801	(6)	Fannie Mae 2007-18 BS, 4.285%, (-1.000*US0001M + 6.600%), 06/25/2035	150,367	0.0
2,322,481	(6)	Fannie Mae 2008-94 SI, 2.994%, (-1.000*US0001M + 5.500%), 04/25/2036	401,513	0.0
1,391,586	(6)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	80,055	0.0
372,993		Fannie Mae 2010-15 FD, 3.246%, (US0001M + 0.740%), 03/25/2040	379,617	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
927,668		Fannie Mae 2011-47 GF, 3.076%, (US0001M + 0.570%), 06/25/2041	$937,870	0.1
352,214		Fannie Mae 2012-10 UF, 3.056%, (US0001M + 0.550%), 02/25/2042	355,912	0.0
376,609	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	84,128	0.0
1,499,283	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	123,246	0.0
2,267,669	(6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	188,986	0.0
149,048		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 7.406%, (US0001M + 4.900%), 11/25/2024	166,495	0.0
1,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.156%, (US0001M + 3.650%), 09/25/2029	1,169,309	0.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.356%, (US0001M + 2.850%), 11/25/2029	1,024,484	0.1
650,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.706%, (US0001M + 2.200%), 01/25/2030	651,982	0.1
900,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.706%, (US0001M + 2.200%), 08/25/2030	877,333	0.1
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.656%, (US0001M + 2.150%), 10/25/2030	1,468,470	0.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 5.056%, (US0001M + 2.550%), 12/25/2030	988,973	0.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 6.256%, (US0001M + 3.750%), 03/25/2031	927,510	0.1
5,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.506%, (US0001M + 2.000%), 03/25/2031	4,813,435	0.5
1,100,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.606%, (US0001M + 4.100%), 03/25/2031	1,038,374	0.1
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.606%, (US0001M + 2.100%), 03/25/2031	1,447,001	0.1
2,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.756%, (US0001M + 2.250%), 07/25/2030	1,956,988	0.2
3,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.906%, (US0001M + 2.400%), 04/25/2031	2,955,296	0.3
222,057	(6)	Fannie Mae REMIC Trust 2000-26 SP, 5.994%, (-1.000*US0001M + 8.500%), 08/25/2030	45,746	0.0
288,237	(6)	Fannie Mae REMIC Trust 2002-13 SR, 4.094%, (-1.000*US0001M + 6.600%), 03/25/2032	36,501	0.0
152,797	(6)	Fannie Mae REMIC Trust 2004-64 SW, 4.544%, (-1.000*US0001M + 7.050%), 08/25/2034	24,807	0.0
111,126	(6)	Fannie Mae REMIC Trust 2004-66 SE, 3.994%, (-1.000*US0001M + 6.500%), 09/25/2034	15,801	0.0
61,568	(6)	Fannie Mae REMIC Trust 2008-47 PS, 3.994%, (-1.000*US0001M + 6.500%), 06/25/2038	420	0.0
518,338	(6)	Fannie Mae REMIC Trust 2009-25 SN, 4.044%, (-1.000*US0001M + 6.550%), 04/25/2039	84,388	0.0
287,950	(6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	30,957	0.0
25,232,641	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	54,926	0.0
1,181,793	(6)	Fannie Mae REMIC Trust 2013-116 SC, 3.694%, (-1.000*US0001M + 6.200%), 04/25/2033	138,172	0.0
2,355,316	(6)	Fannie Mae REMICS 2004-53 UC, 5.044%, (-1.000*US0001M + 7.550%), 07/25/2034	427,198	0.0
2,947,838	(6)	Fannie Mae REMICS 2005-59 NS, 4.244%, (-1.000*US0001M + 6.750%), 05/25/2035	343,291	0.0
8,887,047	(6)	Fannie Mae REMICS 2007-22 SD, 3.894%, (-1.000*US0001M + 6.400%), 03/25/2037	1,375,103	0.1
5,912,080	(6)	Fannie Mae REMICS 2007-30 IE, 4.234%, (-1.000*US0001M + 6.740%), 04/25/2037	1,207,954	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,778,924	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	$825,871	0.1
10,674,050	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	1,035,240	0.1
7,582,349	(6)	Fannie Mae REMICS 2013-97 JS, 3.644%, (-1.000*US0001M + 6.150%), 04/25/2038	959,791	0.1
833,917		Fannie Mae Series 2006-11 FA, 2.806%, (US0001M + 0.300%), 03/25/2036	834,815	0.1
100,572		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	76,899	0.0
687,791	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.057%, 03/25/2048	680,041	0.1
675,000	(1),(3)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	675,844	0.1
3,762,981	(1),(3)	Flagstar Mortgage Trust 2018-6RR B1, 5.066%, 10/25/2048	3,855,151	0.4
2,141,308	(6)	Freddie Mac 2009-70 PS, 4.244%, (-1.000*US0001M + 6.750%), 01/25/2037	379,621	0.0
312,906	(6)	Freddie Mac 2524 SH, 5.045%, (-1.000*US0001M + 7.500%), 11/15/2032	30,474	0.0
544,449	(6)	Freddie Mac 2525 SM, 5.545%, (-1.000*US0001M + 8.000%), 02/15/2032	100,411	0.0
549,305	(6)	Freddie Mac 2981 CS, 4.265%, (-1.000*US0001M + 6.720%), 05/15/2035	73,642	0.0
236,955	(6)	Freddie Mac 2989 HS, 4.695%, (-1.000*US0001M + 7.150%), 08/15/2034	82,938	0.0
286,511	(6)	Freddie Mac 3018 SM, 4.745%, (-1.000*US0001M + 7.200%), 08/15/2035	54,671	0.0
495,540	(3),(6)	Freddie Mac 324 144, 5.992%, 06/15/2039	108,119	0.0
1,054,291	(6)	Freddie Mac 3523 SA, 3.545%, (-1.000*US0001M + 6.000%), 09/15/2036	143,449	0.0
888,149	(6)	Freddie Mac 3582 MS, 3.695%, (-1.000*US0001M + 6.150%), 10/15/2039	125,928	0.0
1,386,771	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	282,385	0.0
5,626,057	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	706,440	0.1
218,450	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	43,951	0.0
156,837	(6)	Freddie Mac REMIC Trust 2266 S, 6.095%, (-1.000*US0001M + 8.550%), 11/15/2030	24,569	0.0
253,991	(6)	Freddie Mac REMIC Trust 2374 S, 5.645%, (-1.000*US0001M + 8.100%), 06/15/2031	47,023	0.0
135,644	(6)	Freddie Mac REMIC Trust 2417 SY, 5.945%, (-1.000*US0001M + 8.400%), 12/15/2031	27,555	0.0
294,040	(6)	Freddie Mac REMIC Trust 2577 SA, 4.995%, (-1.000*US0001M + 7.450%), 02/15/2033	53,056	0.0
12,361		Freddie Mac REMIC Trust 2973 SB, 9.331%, (-3.667*US0001M + 18.333%), 05/15/2035	12,760	0.0
132,892	(6)	Freddie Mac REMIC Trust 2981 SU, 5.345%, (-1.000*US0001M + 7.800%), 05/15/2030	20,810	0.0
7,487	(6)	Freddie Mac REMIC Trust 2993 PS, 4.245%, (-1.000*US0001M + 6.700%), 05/15/2035	17	0.0
46,948		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	57,507	0.0
854,318	(6)	Freddie Mac REMIC Trust 3049 PI, 4.195%, (-1.000*US0001M + 6.650%), 10/15/2035	136,368	0.0
62,177		Freddie Mac REMIC Trust 3085 SK, 36.538%, (-12.000*US0001M + 66.000%), 12/15/2035	159,982	0.0
100,412	(7),(8)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	85,784	0.0
237,295	(6)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	16,157	0.0
257,374	(6)	Freddie Mac REMIC Trust 3624 TS, 2.345%, (-1.000*US0001M + 4.800%), 01/15/2040	25,317	0.0
444,253	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	75,441	0.0
1,474,762	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	257,078	0.0
2,429,405	(6)	Freddie Mac REMICS 2781 SB, 4.695%, (-1.000*US0001M + 7.150%), 04/15/2034	400,142	0.0
928,941		Freddie Mac REMICS 2921 PF, 2.805%, (US0001M + 0.350%), 01/15/2035	925,690	0.1
60,821,366	(6)	Freddie Mac REMICS 4273 PS, 3.645%, (-1.000*US0001M + 6.100%), 11/15/2043	8,219,454	0.8
5,248,064	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	1,130,259	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,695,205		Freddie Mac REMICS Trust 3740 FB, 2.955%, (US0001M + 0.500%), 10/15/2040	$1,702,662	0.2
1,863,756	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	447,288	0.0
975,841	(6)	Freddie Mac Strips Series 237 S23, 4.645%, (-1.000*US0001M + 7.100%), 05/15/2036	175,348	0.0
1,368,547	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	206,993	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 7.206%, (US0001M + 4.700%), 03/25/2028	558,817	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.356%, (US0001M + 3.850%), 03/25/2029	547,179	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.956%, (US0001M + 3.450%), 10/25/2029	635,871	0.1
2,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 5.006%, (US0001M + 2.500%), 03/25/2030	2,754,945	0.3
1,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.156%, (US0001M + 2.650%), 12/25/2029	1,774,427	0.2
4,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.856%, (US0001M + 2.350%), 04/25/2030	4,075,974	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.306%, (US0001M + 1.800%), 07/25/2030	962,328	0.1
3,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.806%, (US0001M + 2.300%), 09/25/2030	3,226,150	0.3
7,416,487	(6)	Ginnie Mae 2007-59 SC, 4.030%, (-1.000*US0001M + 6.500%), 07/20/2037	1,095,850	0.1
286,886	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	55,928	0.0
46,437,897	(6)	Ginnie Mae 2013-130 SB, 2.701%, (-1.000*US0001M + 5.050%), 09/16/2043	4,450,130	0.4
666,094	(6)	Ginnie Mae Series 2008-40 SA, 3.945%, (-1.000*US0001M + 6.400%), 05/16/2038	103,133	0.0
1,171,925	(6)	Ginnie Mae Series 2009-116 SJ, 4.025%, (-1.000*US0001M + 6.480%), 12/16/2039	177,315	0.0
1,106,664	(6)	Ginnie Mae Series 2010-4 SL, 3.945%, (-1.000*US0001M + 6.400%), 01/16/2040	163,742	0.0
351,849	(6)	Ginnie Mae Series 2010-98 QS, 4.130%, (-1.000*US0001M + 6.600%), 01/20/2040	33,083	0.0
3,027,041	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	69,717	0.0
9,570,734	(6)	Ginnie Mae Series 2011-25 AS, 3.590%, (-1.000*US0001M + 6.060%), 02/20/2041	1,336,770	0.1
61,606	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	8,856	0.0
522,910	(6)	Ginnie Mae Series 2013-103 DS, 3.680%, (-1.000*US0001M + 6.150%), 07/20/2043	78,492	0.0
194,446	(6)	Ginnie Mae Series 2013-134 DS, 3.630%, (-1.000*US0001M + 6.100%), 09/20/2043	28,590	0.0
437,908	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	71,722	0.0
6,974,395	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	54,021	0.0
376,722	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	60,148	0.0
1,174,018	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	185,297	0.0
14,774,628	(6)	Ginnie Mae Series 2018-153 SQ, 3.730%, (-1.000*US0001M + 6.200%), 11/20/2048	1,952,384	0.2
603,510		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.620%, (US0001M + 0.150%), 01/25/2047	580,656	0.1
683,277		HarborView Mortgage Loan Trust 2007-5 A1A, 2.660%, (US0001M + 0.190%), 09/19/2037	645,957	0.1
3,890		HomeBanc Mortgage Trust 2004-1 2A, 3.366%, (US0001M + 0.860%), 08/25/2029	3,714	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
42,797		HomeBanc Mortgage Trust 2005-3 A2, 2.816%, (US0001M + 0.310%), 07/25/2035	$42,489	0.0
101,152		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.716%, (US0001M + 0.210%), 04/25/2046	92,047	0.0
2,337,801	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.324%, 07/25/2035	2,319,763	0.2
105,542		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	82,802	0.0
282,951		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	244,330	0.0
606,287		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	448,641	0.0
655,950	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.877%, 05/25/2046	641,312	0.1
1,161,983	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.865%, 08/25/2047	1,142,224	0.1
588,359	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.849%, 12/25/2048	536,172	0.1
2,421,081	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.768%, 06/25/2048	2,320,022	0.2
3,940,174	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.782%, 09/25/2048	3,826,405	0.4
2,462,609	(1),(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.782%, 09/25/2048	2,242,383	0.2
493,481	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.797%, 10/25/2048	486,349	0.1
493,481	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.797%, 10/25/2048	469,187	0.1
1,978,345	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 4.009%, 12/25/2048	1,950,822	0.2
3,777,400	(1),(3)	JP Morgan Mortgage Trust 2018-8 B1, 4.236%, 01/25/2049	3,823,922	0.4
1,009,327	(1),(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.506%, 02/25/2049	1,022,366	0.1
1,990,784	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.506%, 02/25/2049	1,923,821	0.2
6,639,000,000	(1),(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	8,869,704	0.9
74,310		Lehman XS Trust Series 2005-5N 1A2, 2.866%, (US0001M + 0.360%), 11/25/2035	69,635	0.0
1,757,840	(1),(3)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.500%, 10/25/2048	1,816,373	0.2
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.706%, (US0001M + 1.200%), 09/25/2035	649,231	0.1
1,403,693		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 2.656%, (US0001M + 0.150%), 08/25/2036	673,531	0.1
455,814	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	474,909	0.1
48,928		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	44,243	0.0
787,509	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.502%, 02/25/2048	825,587	0.1
590,632	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.502%, 02/25/2048	608,881	0.1
3,400,000	(1),(3)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	3,534,987	0.4
123,583	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.348%, 03/25/2035	123,369	0.0
600,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	605,931	0.1
4,000,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	4,008,131	0.4
2,100,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,103,768	0.2
3,000,000	(1),(3)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	2,990,955	0.3
152,422	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.319%, 10/25/2036	140,543	0.0
408,845	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.110%, 06/25/2034	418,000	0.0
393,574	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.126%, 09/25/2035	393,500	0.0
141,011	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.880%, 09/25/2036	133,020	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,205	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.881%, 10/25/2036	$24,377	0.0
174,690	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.667%, 11/25/2036	165,366	0.0
671,349	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.667%, 11/25/2036	635,519	0.1
87,377	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.693%, 12/25/2036	84,319	0.0
91,740	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.877%, 08/25/2046	86,828	0.0
152,685	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.645%, 12/25/2036	149,606	0.0
693,656	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.173%, 03/25/2037	640,641	0.1
16,152	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.161%, 04/25/2037	14,637	0.0
85,350	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.546%, 07/25/2037	76,240	0.0
901,595		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.406%, (US0001M + 0.900%), 11/25/2035	740,816	0.1
956,176		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	868,288	0.1
884,843		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	800,227	0.1
1,180,892		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,128,807	0.1
214,254		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	204,774	0.0
1,025,448		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 3.106%, (US0001M + 0.600%), 07/25/2036	588,153	0.1
2,499,624		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 3.097%, (12MTA + 0.940%), 07/25/2046	1,813,226	0.2
1,124,262		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.117%, (12MTA + 0.960%), 08/25/2046	829,454	0.1
62,989		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.936%, (US0001M + 0.430%), 06/25/2037	52,089	0.0
872,341		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	868,999	0.1
659,846		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	657,318	0.1
1,634,022	(3)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.708%, 09/25/2036	1,644,523	0.2
419,082	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.748%, 10/25/2036	421,777	0.0
31,285	(3)	Wells Fargo Mortgage Backed Securities 2006-AR6 3A1, 4.649%, 03/25/2036	30,338	0.0
90,353	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.334%, 05/25/2036	92,566	0.0
96,025	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.334%, 05/25/2036	98,378	0.0
496,991	(3)	Wells Fargo Mortgage Backed Securities 2007-3 AE, 2.767%, 04/25/2037	440,892	0.0
639,329		Wells Fargo Mortgage Backed Securities 2007-7 A1 Trust, 6.000%, 06/25/2037	632,623	0.1
285,763	(3)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.773%, 12/28/2037	279,833	0.0
3,367,374	(1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.705%, 07/25/2047	3,302,754	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
746,308	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.792%, 08/20/2045	$716,077	0.1

	Total Collateralized Mortgage Obligations (Cost $170,004,814)		174,940,112	17.2

BANK LOANS: 11.5%
		Aerospace & Defense: 0.2%
498,731		Geo Group, Inc. (The) 2018 Term Loan B, 4.800%, (US0003M + 2.000%), 03/22/2024	458,832	0.0
149,625		KBR, Inc. Term Loan B, 6.272%, (US0001M + 3.750%), 04/25/2025	147,381	0.0
694,367		Maxar Technologies Ltd. Term Loan B, 5.148%, (US0001M + 2.750%), 10/04/2024	640,987	0.1
297,752		TransDigm, Inc. 2018 Term Loan F, 5.022%, (US0001M + 2.500%), 06/09/2023	282,120	0.0
745,374		TransDigm, Inc. 2018 Term Loan G, 5.022%, (US0001M + 2.500%), 08/22/2024	705,000	0.1
			2,234,320	0.2

		Auto Components: 0.0%
422,375		Broadstreet Partners, Inc. 2018 Term Loan B, 5.772%, (US0003M + 3.250%), 11/08/2023	408,120	0.0

		Automotive: 0.5%
398,247		Belron Finance US LLC USD Term Loan B, 4.839%, (US0003M + 2.250%), 11/07/2024	381,321	0.1
447,005		Bright Bidco B.V. 2018 Term Loan B, 6.212%, (US0003M + 3.500%), 06/30/2024	380,513	0.1
392,075		Dynacast International LLC Term Loan B2, 5.772%, (US0003M + 3.250%), 01/28/2022	373,451	0.0
1,143,478		Gates Global LLC 2017 USD Repriced Term Loan B, 5.272%, (US0001M + 2.750%), 04/01/2024	1,089,699	0.1
150,000		Holley Purchaser, Inc. Term Loan B, 7.508%, (US0003M + 5.000%), 10/24/2025	147,000	0.0
1,040,964		KAR Auction Services, Inc. Term Loan B5, 5.313%, (US0003M + 2.500%), 03/09/2023	1,016,675	0.1
149,625		L&W, Inc. 2018 Term Loan B, 6.506%, (US0001M + 4.000%), 05/22/2025	147,381	0.0
291,615		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.754%, (US0001M + 3.250%), 03/20/2025	282,867	0.0
46,906		Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.754%, (US0003M + 3.250%), 03/20/2025	45,499	0.0
148,071		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.522%, (US0001M + 4.000%), 05/22/2024	142,518	0.0
515,000		Tenneco, Inc. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 10/01/2025	484,744	0.1
148,125		Truck Hero, Inc. 1st Lien Term Loan, 6.256%, (US0001M + 3.750%), 04/21/2024	143,373	0.0
			4,635,041	0.5

		Beverage & Tobacco: 0.0%
400,000		Refresco Group BV USD Term Loan B3, 5.866%, (US0003M + 3.250%), 03/28/2025	384,000	0.0

		Brokers, Dealers & Investment Houses: 0.0%
200,000		Forest City Enterprises, L.P. Term Loan B, 6.383%, (US0001M + 4.000%), 12/07/2025	195,500	0.0

		Building & Development: 0.3%
545,797		Capital Automotive L.P. 2017 1st Lien Term Loan, 5.030%, (US0001M + 2.500%), 03/24/2024	526,353	0.1
397,244		Core & Main LP 2017 Term Loan B, 5.721%, (US0003M + 3.000%), 08/01/2024	385,326	0.1
150,000		Foundation Building Materials Holding Company LLC 2018 Term Loan B, 5.705%, (US0001M + 3.250%), 08/13/2025	142,688	0.0
298,874		GYP Holdings III Corp. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 06/01/2025	283,930	0.0
249,365		Henry Company LLC Term Loan B, 6.522%, (US0001M + 4.000%), 10/05/2023	243,339	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development: (continued)
150,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.803%, (US0003M + 4.000%), 05/30/2025	$147,563	0.0
400,000	MX Holdings US, Inc. Term Loan B1B, 5.522%, (US0001M + 3.000%), 07/31/2025	389,000	0.1
400,000	Quikrete Holdings Inc Term Loan, 5.272%, (US0001M + 2.750%), 11/15/2023	381,750	0.0
148,500	Werner FinCo LP 2017 Term Loan, 6.349%, (US0001M + 4.000%), 07/24/2024	139,961	0.0
147,384	Wilsonart LLC 2017 Term Loan B, 6.060%, (US0003M + 3.250%), 12/19/2023	141,489	0.0
		2,781,399	0.3

	Building Materials: 0.0%
404,175	NCI Building Systems, Inc. 2018 Term Loan, 6.175%, (US0003M + 3.750%), 04/12/2025	369,820	0.0

	Business Equipment & Services: 1.3%
80,689	24-7 Intouch Inc 2018 Term Loan, 6.756%, (US0001M + 4.250%), 08/20/2025	77,511	0.0
544,980	AlixPartners, LLP 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 04/04/2024	524,816	0.1
150,000	Allied Universal Holdco LLC Incremental Term Loan, 6.772%, (US0001M + 4.250%), 07/28/2022	143,906	0.0
398,169	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.699%, (US0003M + 3.250%), 07/20/2020	394,809	0.1
148,500	Ascend Learning, LLC 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 07/12/2024	141,075	0.0
146,163	Big Ass Fans, LLC 2018 Term Loan, 6.553%, (US0003M + 3.750%), 05/21/2024	143,971	0.0
290,517	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.772%, (US0003M + 3.250%), 10/03/2023	278,170	0.0
397,494	Colorado Buyer Inc Term Loan B, 5.380%, (US0001M + 3.000%), 05/01/2024	381,594	0.0
149,312	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/03/2025	141,100	0.0
40,199	DTI Holdco, Inc. 2018 Term Loan B, 7.277%, (US0003M + 4.750%), 09/30/2023	37,586	0.0
427,995	EIG Investors Corp. 2018 1st Lien Term Loan, 6.441%, (US0003M + 3.750%), 02/09/2023	415,155	0.1
60,998	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 6.303%, (US0003M + 3.500%), 06/28/2024	60,083	0.0
70	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 6.072%, (US0003M + 3.250%), 07/19/2024	67	0.0
297,008	EVO Payments International LLC 2018 1st Lien Term Loan, 5.760%, (US0001M + 3.250%), 12/22/2023	287,726	0.0
905,000	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.272%, (US0001M + 3.750%), 10/01/2025	848,890	0.1
150,000	FrontDoor Inc 2018 Term Loan B, 5.063%, (US0001M + 2.500%), 08/14/2025	144,750	0.0
126,542	Garda World Security Corporation 2017 Term Loan, 6.240%, (US0003M + 3.500%), 05/24/2024	121,006	0.0
298,500	GreenSky Holdings, LLC 2018 Term Loan B, 5.813%, (US0001M + 3.250%), 03/31/2025	288,799	0.0
283,217	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.553%, (US0003M + 2.750%), 06/16/2023	272,596	0.0
154,611	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.522%, (US0001M + 4.000%), 11/21/2024	146,107	0.0
148,837	IQOR US Inc. Term Loan B, 7.398%, (US0003M + 5.000%), 04/01/2021	135,674	0.0
501,531	KUEHG Corp. 2018 Incremental Term Loan, 6.553%, (US0003M + 3.750%), 02/21/2025	484,981	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
547,872	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.756%, (US0003M + 3.250%), 03/13/2025	$530,580	0.1
100,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.004%, (US0001M + 7.500%), 03/13/2026	99,000	0.0
397,870	NeuStar, Inc. 2018 Term Loan B4, 6.022%, (US0001M + 3.500%), 08/08/2024	383,447	0.1
99,972	NeuStar, Inc. 2nd Lien Term Loan, 10.522%, (US0001M + 8.000%), 08/08/2025	95,973	0.0
497,799	NVA Holdings, Inc. Term Loan B3, 5.272%, (US0001M + 2.750%), 02/02/2025	470,835	0.1
398,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 12/20/2024	385,314	0.1
421,660	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 05/01/2025	413,226	0.1
149,625	PricewaterhouseCoopers LLP 2018 Term Loan, 5.522%, (US0001M + 3.000%), 05/01/2025	144,762	0.0
248,750	Prometric Holdings, Inc. 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 01/29/2025	240,666	0.0
783,429	Red Ventures, LLC 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 11/08/2024	747,522	0.1
149,625	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.772%, (US0001M + 3.250%), 05/30/2025	139,338	0.0
148,875	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.022%, (US0001M + 5.500%), 12/20/2024	147,572	0.0
165,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.849%, (US0001M + 4.500%), 11/02/2025	161,288	0.0
392,985	Solera Holdings, Inc. USD Term Loan B, 5.272%, (US0001M + 2.750%), 03/03/2023	371,862	0.0
397,610	Spin Holdco Inc. 2017 Term Loan B, 5.686%, (US0003M + 3.250%), 11/14/2022	379,022	0.0
150,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.770%, (US0003M + 4.250%), 07/30/2025	146,250	0.0
148,500	Staples, Inc. 2017 Term Loan B, 6.541%, (US0003M + 4.000%), 09/12/2024	142,653	0.0
154,209	Stiphout Finance LLC USD 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 10/26/2022	150,354	0.0
110,000	SurveyMonkey Inc. 2018 Term Loan B, 6.280%, (US0001M + 3.750%), 10/10/2025	107,250	0.0
148,872	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 6.030%, (US0001M + 3.500%), 08/28/2024	137,211	0.0
149,622	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 08/25/2024	146,318	0.0
305,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.645%, (US0003M + 4.000%), 08/20/2025	295,723	0.0
100,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.645%, (US0003M + 8.000%), 08/20/2026	98,687	0.0
149,250	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 02/28/2025	145,643	0.0
530,000	Verscend Holding Corp. 2018 Term Loan B, 7.022%, (US0001M + 4.500%), 08/27/2025	514,100	0.1
661,880	West Corporation 2017 Term Loan, 6.527%, (US0003M + 4.000%), 10/10/2024	608,516	0.1
194,513	West Corporation 2018 Term Loan B1, 6.027%, (US0003M + 3.500%), 10/10/2024	177,395	0.0
145,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.522%, (US0001M + 5.000%), 07/02/2025	120,350	0.0
100,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.432%, (US0001M + 10.000%), 06/13/2026	81,000	0.0
		13,052,229	1.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cable & Satellite Television: 0.2%
1,045,997	CSC Holdings, LLC 2018 Term Loan B, 4.955%, (US0001M + 2.500%), 01/25/2026	$1,003,286	0.1
496,361	Radiate Holdco, LLC 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/01/2024	468,389	0.0
143,945	Telesat Canada Term Loan B4, 5.310%, (US0003M + 2.500%), 11/17/2023	137,108	0.0
499,873	UPC Financing Partnership USD Term Loan AR, 4.955%, (US0001M + 2.500%), 01/15/2026	477,067	0.1
150,000	Virgin Media Bristol LLC USD Term Loan K, 4.955%, (US0001M + 2.500%), 01/15/2026	142,612	0.0
		2,228,462	0.2

	Chemicals & Plastics: 0.5%
83,836	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.956%, (US0003M + 3.250%), 09/13/2023	82,473	0.0
63,161	Allnex USA, Inc. USD Term Loan B3, 5.956%, (US0003M + 3.250%), 09/13/2023	62,135	0.0
392,378	Alpha 3 B.V. 2017 Term Loan B1, 5.803%, (US0003M + 3.000%), 01/31/2024	375,375	0.0
757,082	Avantor, Inc. 2017 1st Lien Term Loan, 6.572%, (US0003M + 3.750%), 11/21/2024	735,946	0.1
174,563	Composite Resins Holding B.V. 2018 Term Loan B, 6.832%, (US0003M + 4.250%), 08/01/2025	168,453	0.0
398,247	Diamond (BC) B.V. USD Term Loan, 5.527%, (US0003M + 3.000%), 09/06/2024	368,378	0.0
390,123	Emerald Performance Materials, LLC New 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 08/01/2021	378,419	0.0
149,250	Encapsys, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 11/07/2024	145,519	0.0
550,000	MacDermid, Inc. USD Term Loan B6, 5.522%, (US0001M + 3.000%), 06/07/2023	541,750	0.1
240,000	Platform Specialty Products Corporation Term Loan, 4.986%, (US0003M + 2.250%), 11/15/2025	232,800	0.0
527,543	PQ Corporation 2018 Term Loan B, 5.027%, (US0003M + 2.500%), 02/08/2025	501,495	0.1
400,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 7.186%, (US0003M + 4.750%), 10/15/2025	386,000	0.1
149,625	Solenis International LP 2018 1st Lien Term Loan, 6.707%, (US0003M + 4.000%), 12/26/2023	144,482	0.0
180,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.599%, (US0001M + 3.250%), 10/01/2025	169,200	0.0
44,631	Tronox Blocked Borrower LLC Term Loan B, 5.522%, (US0001M + 3.000%), 09/23/2024	43,507	0.0
102,994	Tronox Finance LLC Term Loan B, 5.522%, (US0001M + 3.000%), 09/23/2024	100,401	0.0
533,254	Univar Inc. 2017 USD Term Loan B, 4.772%, (US0001M + 2.250%), 07/01/2024	510,991	0.1
		4,947,324	0.5

	Clothing/Textiles: 0.0%
249,372	Varsity Brands, Inc. 2017 Term Loan B, 6.022%, (US0001M + 3.500%), 12/15/2024	243,387	0.0

	Containers & Glass Products: 0.5%
149,250	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.886%, (US0003M + 3.000%), 04/22/2024	141,601	0.0
149,625	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0001M + 4.500%), 07/24/2025	148,510	0.0
292,759	BWAY Holding Company 2017 Term Loan B, 5.658%, (US0003M + 3.250%), 04/03/2024	276,474	0.0
544,122	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 05/22/2024	525,078	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
147,750	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.349%, (US0001M + 3.000%), 12/29/2023	$139,531	0.0
788,025	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.599%, (US0001M + 3.250%), 06/29/2025	749,937	0.1
379,897	Milacron LLC Amended Term Loan B, 5.022%, (US0001M + 2.500%), 09/28/2023	357,103	0.0
149,625	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.879%, (US0001M + 3.500%), 05/01/2025	142,144	0.0
398,242	Plastipak Packaging, Inc. 2018 Term Loan B, 4.750%, (US0001M + 2.500%), 10/14/2024	382,313	0.1
147,375	Proampac PG Borrower LLC First Lien Term Loan, 6.049%, (US0003M + 3.500%), 11/18/2023	141,848	0.0
990,585	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.272%, (US0001M + 2.750%), 02/05/2023	948,486	0.1
148,875	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 10/31/2024	142,175	0.0
33	Titan Acquisition Limited 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 03/28/2025	31	0.0
269,662	TricorBraun Holdings, Inc First Lien Term Loan, 6.553%, (US0003M + 3.750%), 11/30/2023	265,392	0.0
27,172	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.544%, (US0003M + 3.750%), 11/30/2023	26,742	0.0
546,497	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.772%, (US0001M + 3.250%), 10/17/2024	517,806	0.1
		4,905,171	0.5

	Cosmetics/Toiletries: 0.1%
150,000	Anastasia Parent, LLC 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 08/11/2025	141,375	0.0
160,847	Rodan & Fields, LLC 2018 Term Loan B, 6.460%, (US0003M + 4.000%), 06/06/2025	147,979	0.0
297,746	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.957%, (US0003M + 4.250%), 06/30/2024	289,372	0.1
		578,726	0.1

	Diversified Financial Services: 0.0%
106,000	Blucora, Inc. 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 05/22/2024	103,217	0.0

	Drugs: 0.2%
495,538	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.270%, (US0001M + 4.750%), 04/02/2022	485,627	0.1
822,861	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.063%, (US0001M + 3.500%), 05/04/2025	779,660	0.1
397,863	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.813%, (US0001M + 4.250%), 04/29/2024	375,981	0.0
452,826	Horizon Pharma, Inc. 2018 Term Loan B, 5.563%, (US0001M + 3.000%), 03/29/2024	435,090	0.0
		2,076,358	0.2

	Ecological Services & Equipment: 0.1%
248,643	4L Holdings, LLC 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 05/08/2020	236,055	0.0
380,000	GFL Environmental Inc. 2018 USD Term Loan B, 5.522%, (US0001M + 3.000%), 05/30/2025	356,250	0.1
248,750	Gopher Resource, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 03/06/2025	240,666	0.0
		832,971	0.1

	Electronics/Electrical: 1.5%
69,656	Aptean, Inc. 2017 1st Lien Term Loan, 7.060%, (US0003M + 4.250%), 12/20/2022	69,003	0.0
349,717	Avast Software B.V. 2018 USD Term Loan B, 5.303%, (US0003M + 2.500%), 09/30/2023	339,371	0.0
298,500	Barracuda Networks, Inc. 1st Lien Term Loan, 5.720%, (US0003M + 3.250%), 02/12/2025	285,814	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
710,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 7.053%, (US0003M + 4.250%), 10/02/2025	$683,198	0.1
150,000	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.522%, (US0001M + 4.000%), 04/18/2025	144,938	0.0
184,538	Cohu, Inc. 2018 Term Loan B, 5.813%, (US0003M + 3.000%), 09/20/2025	178,079	0.0
150,000	Compuware Corporation 2018 Term Loan B, 6.006%, (US0001M + 3.500%), 08/22/2025	147,563	0.0
400,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 08/22/2025	385,000	0.1
91,176	Dynatrace LLC 2018 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 08/21/2026	89,809	0.0
150,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.955%, (US0001M + 3.500%), 08/14/2025	143,625	0.0
149,625	Electrical Components International, Inc. 2018 1st Lien Term Loan, 7.053%, (US0003M + 4.250%), 06/26/2025	145,884	0.0
389,557	Epicor Software Corporation 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 06/01/2022	373,853	0.0
568,924	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.772%, (US0003M + 3.250%), 12/01/2023	545,456	0.1
436,656	Hyland Software, Inc. 2018 Term Loan 3, 6.022%, (US0001M + 3.500%), 07/01/2024	421,736	0.1
110,000	Imperva, Inc. 2nd Lien Term Loan, 10.486%, (US0003M + 7.750%), 11/20/2026	110,000	0.0
220,000	Imperva, Inc. Term Loan, 6.736%, (US0003M + 4.000%), 11/07/2025	220,000	0.0
397,315	Infor (US), Inc. Term Loan B6, 5.136%, (US0003M + 2.750%), 02/01/2022	381,664	0.0
623,693	Informatica Corporation 2018 USD Term Loan, 5.772%, (US0001M + 3.250%), 08/05/2022	606,541	0.1
814,834	Kronos Incorporated 2017 Term Loan B, 5.541%, (US0003M + 3.000%), 11/01/2023	779,016	0.1
150,000	Lumentum Holdings 2018 1st Lien Term Loan, 5.022%, (US0001M + 2.500%), 08/07/2025	145,125	0.0
116,811	MA FinanceCo., LLC USD Term Loan B3, 5.022%, (US0001M + 2.500%), 06/21/2024	109,218	0.0
119,091	MaxLinear, Inc. Term Loan B, 4.955%, (US0001M + 2.500%), 05/12/2024	113,732	0.0
913,657	McAfee, LLC 2018 USD Term Loan B, 6.272%, (US0001M + 3.750%), 09/30/2024	893,557	0.1
645,987	MH Sub I, LLC 2017 1st Lien Term Loan, 6.254%, (US0001M + 3.750%), 09/13/2024	618,187	0.1
150,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 10.004%, (US0001M + 7.500%), 09/15/2025	140,250	0.0
150,000	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 5.780%, (US0001M + 3.250%), 09/05/2025	141,375	0.0
100,000	NAVEX TopCo, Inc. 2018 2nd Lien Term Loan, 9.530%, (US0001M + 7.000%), 09/05/2026	96,500	0.0
149,608	Optiv Security, Inc. 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 02/01/2024	138,948	0.0
300,000	PowerSchool 2018 Term Loan B, 5.629%, (US0001M + 3.250%), 08/01/2025	288,750	0.0
570,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.777%, (US0003M + 4.250%), 05/16/2025	552,330	0.1
115,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.777%, (US0003M + 8.250%), 05/16/2026	113,754	0.0
794,359	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.582%, (US0003M + 3.000%), 11/03/2023	700,624	0.1
250,000	Riverbed Technology, Inc. 2016 Term Loan, 5.780%, (US0001M + 3.250%), 04/24/2022	236,406	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
90,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.772%, (US0001M + 8.250%), 11/20/2026	$89,213	0.0
330,000	Rocket Software, Inc. 2018 Term Loan, 6.772%, (US0001M + 4.250%), 11/28/2025	324,225	0.0
398,183	Rovi Solutions Corporation Term Loan B, 5.030%, (US0001M + 2.500%), 07/02/2021	379,269	0.0
396,740	RP Crown Parent LLC Term Loan B, 5.272%, (US0001M + 2.750%), 10/12/2023	382,359	0.1
788,854	Seattle Spinco, Inc. USD Term Loan B3, 5.022%, (US0001M + 2.500%), 06/21/2024	737,579	0.1
397,930	SkillSoft Corporation 1st Lien Term Loan, 7.272%, (US0003M + 4.750%), 04/28/2021	322,821	0.0
770,431	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 02/05/2024	742,503	0.1
140,000	SonicWALL, Inc. 1st Lien Term Loan, 6.145%, (US0003M + 3.500%), 05/16/2025	133,700	0.0
100,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.145%, (US0003M + 7.500%), 05/18/2026	96,375	0.0
144,135	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.772%, (US0001M + 2.250%), 04/16/2025	137,018	0.0
378,428	SS&C Technologies Inc. 2018 Term Loan B3, 4.772%, (US0001M + 2.250%), 04/16/2025	359,236	0.0
150,000	TriTech Software Systems 2018 Term Loan B, 6.272%, (US0001M + 3.750%), 08/29/2025	146,484	0.0
440,087	TTM Technologies, Inc. 2017 Term Loan, 4.849%, (US0001M + 2.500%), 09/28/2024	413,132	0.1
669,550	Veritas Bermuda Ltd. USD Repriced Term Loan B, 7.092%, (US0001M + 4.500%), 01/27/2023	576,092	0.1
94,048	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.170%, (US0003M + 7.750%), 10/09/2026	93,107	0.0
155,000	Web.com Group, Inc. 2018 Term Loan B, 6.170%, (US0003M + 3.750%), 10/10/2025	149,672	0.0
222,700	Xperi Corporation 2018 Term Loan B1, 5.022%, (US0001M + 2.500%), 12/01/2023	208,224	0.0
		15,630,315	1.5

	Financial Intermediaries: 0.2%
150,000	Advisor Group, Inc. 2018 Term Loan, 6.272%, (US0001M + 3.750%), 08/15/2025	147,750	0.0
399,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 06/15/2025	380,879	0.0
298,500	Duff & Phelps Corporation 2017 Term Loan B, 5.772%, (US0001M + 3.250%), 02/13/2025	282,642	0.0
200,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.772%, (US0001M + 3.250%), 08/21/2025	191,250	0.0
670,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.686%, (US0003M + 3.250%), 07/21/2025	647,108	0.1
100,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.186%, (US0003M + 6.750%), 07/20/2026	95,500	0.0
535,000	First Eagle Investment Management, LLC 2018 Term Loan B, 5.563%, (US0003M + 2.750%), 12/26/2024	537,675	0.1
133,512	Focus Financial Partners, LLC 2018 Incremental Term Loan, 5.022%, (US0001M + 2.500%), 07/03/2024	129,674	0.0
		2,412,478	0.2

	Food Products: 0.2%
150,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.099%, (US0001M + 3.750%), 10/01/2025	147,188	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products: (continued)
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.099%, (US0001M + 7.750%), 10/01/2026	$99,500	0.0
148,500	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.267%, (US0003M + 3.500%), 07/07/2024	146,272	0.0
149,625	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 03/31/2025	143,640	0.0
727,750	IRB Holding Corp 1st Lien Term Loan, 5.682%, (US0001M + 3.250%), 02/05/2025	696,062	0.1
371,992	NPC International, Inc. 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 04/19/2024	348,742	0.1
299,250	Sigma Bidco B.V. 2018 USD Term Loan B, 5.398%, (US0003M + 3.000%), 07/02/2025	284,288	0.0
		1,865,692	0.2

	Food Service: 0.3%
149,625	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.563%, (US0001M + 6.000%), 06/27/2025	137,655	0.0
149,625	Dhanani Group Inc. 2018 Term Loan B, 6.272%, (US0003M + 3.750%), 07/20/2025	148,129	0.0
149,625	Flynn Restaurant Group LP 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 06/27/2025	145,884	0.0
149,625	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.772%, (US0001M + 4.250%), 04/05/2025	143,640	0.0
766,354	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.237%, (US0003M + 2.750%), 10/04/2023	734,167	0.1
418,950	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.210%, (US0001M + 3.688%), 05/23/2025	401,668	0.1
148,875	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.754%, (US0001M + 3.250%), 03/14/2025	141,990	0.0
100,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.254%, (US0001M + 6.750%), 03/16/2026	94,500	0.0
149,250	Tacala, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 01/31/2025	144,120	0.0
100,000	Tacala, LLC 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 01/30/2026	95,500	0.0
453,875	Welbilt, Inc. 2018 Term Loan B, 5.022%, (US0001M + 2.500%), 10/23/2025	433,450	0.1
		2,620,703	0.3

	Food/Drug Retailers: 0.2%
266,965	Albertsons, LLC Term Loan B7, 5.522%, (US0001M + 3.000%), 11/17/2025	252,615	0.0
546,858	Albertsons, LLC USD 2017 Term Loan B6, 5.691%, (US0003M + 3.000%), 06/22/2023	522,660	0.1
148,875	EG Finco Limited 2018 USD Term Loan, 6.813%, (US0003M + 4.000%), 02/07/2025	143,478	0.0
148,875	EG Group Limited 2018 USD Term Loan B, 6.813%, (US0003M + 4.000%), 02/07/2025	143,478	0.0
147,375	Moran Foods LLC Term Loan, 8.803%, (US0003M + 6.000%), 12/05/2023	73,688	0.0
150,000	Smart & Final Stores LLC 1st Lien Term Loan, 6.022%, (US0001M + 3.500%), 11/15/2022	139,250	0.0
490,000	United Natural Foods, Inc. Term Loan B, 6.772%, (US0001M + 4.250%), 10/22/2025	404,250	0.1
		1,679,419	0.2

	Health Care: 1.4%
248,737	Acadia Healthcare Company, Inc. 2018 Term Loan B3, 4.742%, (US0001M + 2.500%), 02/11/2022	241,274	0.0
150,000	Accelerated Health Systems, LLC Term Loan B, 5.849%, (US0001M + 3.500%), 10/31/2025	148,312	0.0
428,925	ADMI Corp. 2018 Term Loan B, 5.522%, (US0001M + 3.000%), 04/30/2025	410,160	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
147,516	Air Methods Corporation 2017 Term Loan B, 6.303%, (US0003M + 3.500%), 04/21/2024	$117,907	0.0
395,987	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.955%, (US0003M + 3.500%), 05/10/2023	382,623	0.1
248,715	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.522%, (US0001M + 3.000%), 01/17/2022	244,051	0.0
470,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 6.486%, (US0003M + 3.750%), 07/20/2025	458,250	0.1
1,077,718	Change Healthcare Holdings LLC 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 03/01/2024	1,026,751	0.1
561,240	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.525%, (US0003M + 3.000%), 06/07/2023	541,597	0.1
375,000	Concentra Inc. 2018 1st Lien Term Loan, 5.130%, (US0001M + 2.750%), 06/01/2022	359,063	0.0
29,981	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.272%, (US0003M + 3.750%), 06/06/2025	29,382	0.0
119,700	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.272%, (US0001M + 3.750%), 06/06/2025	117,306	0.0
505,000	Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.273%, (US0001M + 3.750%), 10/10/2025	472,876	0.1
395,753	ExamWorks Group, Inc. 2017 Term Loan, 5.772%, (US0001M + 3.250%), 07/27/2023	385,694	0.1
297,750	Global Medical Response, Inc. 2017 Term Loan B2, 6.754%, (US0001M + 4.250%), 03/14/2025	280,712	0.0
295,892	Global Medical Response, Inc. 2018 Term Loan B1, 5.682%, (US0001M + 3.250%), 04/28/2022	276,130	0.0
150,000	GoodRx, Inc. 1st Lien Term Loan, 5.432%, (US0001M + 3.000%), 10/10/2025	144,625	0.0
147,750	Greenway Health, LLC 2017 1st Lien Term Loan, 6.560%, (US0003M + 3.750%), 02/14/2024	144,056	0.0
546,470	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.669%, (US0001W + 2.250%), 01/31/2025	525,295	0.1
149,625	Inovalon Holdings, Inc. 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 04/02/2025	144,388	0.0
895,250	Jaguar Holding Company II 2018 Term Loan, 5.022%, (US0001M + 2.500%), 08/18/2022	852,602	0.1
498,109	Kinetic Concepts, Inc. 2017 USD Term Loan B, 6.053%, (US0003M + 3.250%), 02/02/2024	480,675	0.1
150,000	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.396%, (US0003M + 6.000%), 09/27/2024	141,750	0.0
362,052	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.553%, (US0003M + 2.750%), 06/07/2023	342,411	0.0
146,625	nThrive, Inc. 2016 1st Lien Term Loan, 7.006%, (US0001M + 4.500%), 10/20/2022	140,577	0.0
640,250	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.756%, (US0003M + 3.250%), 06/30/2025	597,033	0.1
397,244	Parexel International Corporation Term Loan B, 5.272%, (US0001M + 2.750%), 09/27/2024	361,988	0.0
115,330	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.254%, (US0001M + 2.750%), 02/14/2025	111,717	0.0
34,067	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.255%, (US0001M + 2.750%), 02/14/2025	33,000	0.0
149,250	PharMerica Corporation 1st Lien Term Loan, 5.955%, (US0001M + 3.500%), 12/06/2024	142,720	0.0
297,729	Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 10/23/2023	285,820	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
371,260	Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.938%, (US0001M + 5.500%), 02/22/2024	$368,476	0.0
240,000	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 7.129%, (US0003M + 4.500%), 11/16/2025	227,800	0.0
705,450	Select Medical Corporation 2017 Term Loan B, 4.962%, (US0003M + 2.500%), 03/06/2025	675,469	0.1
162,525	Sotera Health Holdings, LLC 2017 Term Loan, 5.522%, (US0001M + 3.000%), 05/15/2022	156,024	0.0
397,870	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.780%, (US0001M + 3.250%), 09/02/2024	379,966	0.0
147,750	Team Health Holdings, Inc. 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 02/06/2024	133,344	0.0
148,125	Tecomet Inc. 2017 Repriced Term Loan, 5.887%, (US0001M + 3.500%), 05/01/2024	142,941	0.0
150,000	Universal Hospital Services, Inc. Delayed Draw Term Loan, 5.736%, (US0003M + 3.000%), 01/04/2026	145,500	0.0
397,494	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.522%, (US0001M + 3.000%), 06/23/2024	381,793	0.0
243,125	U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 7.053%, (US0003M + 4.250%), 12/30/2022	232,306	0.0
721,875	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.379%, (US0001M + 3.000%), 06/02/2025	693,000	0.1
399,203	Vizient, Inc. 1st Lien Term Loan B, 5.272%, (US0001M + 2.750%), 02/13/2023	387,851	0.1
298,123	Wink Holdco, Inc 1st Lien Term Loan B, 5.522%, (US0001M + 3.000%), 12/02/2024	283,217	0.0
		14,148,432	1.4

	Home Furnishings: 0.1%
644,497	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.272%, (US0001M + 2.750%), 05/02/2022	619,523	0.1

	Industrial Equipment: 0.3%
150,000	AI Alpine AT Bidco GmbH 2018 USD Term Loan B, 5.986%, (US0003M + 3.250%), 10/31/2025	143,625	0.0
419,019	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.707%, (US0003M + 4.000%), 11/30/2023	383,403	0.1
150,000	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.272%, (US0003M + 3.750%), 11/15/2025	146,625	0.0
215,430	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.522%, (US0001M + 3.000%), 12/20/2024	208,428	0.0
147,105	ExGen Renewables IV, LLC Term Loan B, 5.710%, (US0003M + 3.000%), 11/28/2024	141,221	0.0
547,250	Filtration Group Corporation 2018 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 03/29/2025	528,780	0.1
578,421	Gardner Denver, Inc. 2017 USD Term Loan B, 5.272%, (US0001M + 2.750%), 07/30/2024	560,707	0.1
298,524	Kenan Advantage Group, Inc. 2015 Term Loan, 5.522%, (US0001M + 3.000%), 07/31/2022	289,568	0.0
82,788	Kenan Advantage Group, Inc. CAD Term Loan B, 5.522%, (US0001M + 3.000%), 07/31/2022	80,305	0.0
149,250	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 6.063%, (US0001M + 3.500%), 02/28/2025	136,564	0.0
149,625	Shape Technologies Group, Inc. Term Loan, 5.479%, (US0001M + 3.000%), 04/21/2025	146,258	0.0
149,250	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.380%, (US0001M + 3.000%), 02/01/2025	142,907	0.0
		2,908,391	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: 0.7%
150,000	Achilles Acquisition LLC 2018 Term Loan, 6.563%, (US0001M + 4.000%), 10/03/2025	$147,750	0.0
1,242,110	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0001M + 4.250%), 11/22/2023	1,201,741	0.1
149,625	Alera Group Holdings, Inc. 2018 Term Loan B, 7.022%, (US0001M + 4.500%), 07/25/2025	147,381	0.0
567,318	Alliant Holdings I, Inc. 2018 Term Loan B, 5.205%, (US0001M + 2.750%), 05/09/2025	539,357	0.1
397,223	AmWINS Group, Inc. 2017 Term Loan B, 5.242%, (US0001M + 2.750%), 01/25/2024	380,507	0.0
546,490	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 09/19/2024	524,801	0.1
150,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 09/19/2025	148,875	0.0
150,000	Aretec Group, Inc. 2018 Term Loan, 6.772%, (US0001M + 4.250%), 10/01/2025	146,250	0.0
607,671	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.772%, (US0001M + 3.250%), 10/22/2024	574,249	0.1
397,492	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.530%, (US0001M + 3.000%), 04/26/2024	379,605	0.0
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.272%, (US0001M + 6.750%), 04/27/2025	148,312	0.0
395,624	CH Hold Corp. 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 02/01/2024	392,162	0.0
708,225	Hub International Limited 2018 Term Loan B, 5.240%, (US0003M + 2.750%), 04/25/2025	670,453	0.1
606,109	NFP Corp. Term Loan B, 5.522%, (US0001M + 3.000%), 01/08/2024	574,793	0.1
345,000	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.986%, (US0003M + 3.250%), 11/06/2025	330,913	0.0
647,870	USI, Inc. 2017 Repriced Term Loan, 5.803%, (US0003M + 3.000%), 05/16/2024	613,533	0.1
330,000	Vertafore, Inc. 2018 1st Lien Term Loan, 6.053%, (US0003M + 3.250%), 07/02/2025	314,797	0.0
100,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 10.053%, (US0003M + 7.250%), 07/02/2026	96,312	0.0
		7,331,791	0.7

	Internet: 0.0%
299,250	Shutterfly, Inc., 5.280%, (US0001M + 2.750%), 08/17/2024	290,272	0.0

	Leisure Good/Activities/Movies: 0.6%
149,625	Airxcel, Inc. 2018 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 04/28/2025	140,647	0.0
296,890	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.553%, (US0003M + 2.750%), 09/18/2024	282,231	0.0
871,248	Crown Finance US, Inc. 2018 USD Term Loan, 5.022%, (US0001M + 2.500%), 02/28/2025	828,993	0.1
250,000	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 5.022%, (US0001M + 2.500%), 02/01/2024	236,563	0.0
645,871	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.522%, (US0001M + 3.000%), 03/08/2024	625,284	0.1
535,989	Fitness International, LLC 2018 Term Loan B, 5.772%, (US0001M + 3.250%), 04/18/2025	511,870	0.1
547,248	GVC Holdings PLC 2018 USD Term Loan B2, 5.022%, (US0001M + 2.500%), 03/29/2024	533,909	0.1
399,370	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 6.020%, (US0001M + 3.500%), 07/03/2024	387,389	0.0
491,936	Life Time, Inc. 2017 Term Loan B, 5.457%, (US0003M + 2.750%), 06/10/2022	475,702	0.1
160,000	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 10/20/2025	154,600	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/Movies: (continued)
120,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.522%, (US0001M + 7.000%), 10/19/2026	$112,800	0.0
115,890	SRAM, LLC 2018 Term Loan B, 5.311%, (US0003M + 2.750%), 03/15/2024	110,675	0.0
735,000	Thor Industries, Inc. USD Term Loan B, 6.486%, (US0003M + 3.750%), 10/30/2025	698,250	0.1
100,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.986%, (US0003M + 8.250%), 12/21/2026	99,500	0.0
150,000	WeddingWire, Inc. Term Loan, 7.290%, (US0003M + 4.500%), 12/19/2025	147,750	0.0
130,000	Winnebago Industries, Inc. 2017 Term Loan, 6.136%, (US0003M + 3.500%), 11/08/2023	127,075	0.0
249,375	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.772%, (US0001M + 2.250%), 07/02/2025	240,231	0.0
		5,713,469	0.6

	Leisure Time: 0.0%
488,775	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 6.022%, (US0001M + 3.500%), 05/30/2025	479,916	0.0

	Lodging & Casinos: 0.4%
148,125	Belmond Interfin Ltd. Dollar Term Loan, 5.272%, (US0001M + 2.750%), 07/03/2024	147,199	0.0
968,931	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.272%, (US0001M + 2.750%), 12/22/2024	930,174	0.1
297,739	CityCenter Holdings, LLC 2017 Term Loan B, 4.772%, (US0001M + 2.250%), 04/18/2024	283,038	0.0
297,369	Everi Payments Inc. Term Loan B, 5.506%, (US0001M + 3.000%), 05/09/2024	288,820	0.0
398,247	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.530%, (US0001M + 3.000%), 10/21/2024	381,321	0.0
854,706	Scientific Games International, Inc. 2018 Term Loan B5, 5.250%, (US0002M + 2.750%), 08/14/2024	804,706	0.1
1,022,438	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 6.303%, (US0003M + 3.500%), 07/10/2025	993,408	0.1
796,533	Station Casinos LLC 2016 Term Loan B, 5.030%, (US0001M + 2.500%), 06/08/2023	770,646	0.1
		4,599,312	0.4

	Nonferrous Metals/Minerals: 0.0%
463,092	Covia Holdings Corporation Term Loan, 6.553%, (US0003M + 3.750%), 06/01/2025	334,199	0.0

	Oil & Gas: 0.1%
149,625	Brazos Delaware II, LLC Term Loan B, 6.470%, (US0003M + 4.000%), 05/21/2025	137,281	0.0
140,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.272%, (US0001M + 6.750%), 10/29/2025	133,700	0.0
235,000	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.646%, (US0003M + 3.250%), 10/01/2025	230,476	0.0
149,250	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.522%, (US0001M + 5.000%), 05/10/2025	139,623	0.0
297,750	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.772%, (US0001M + 3.250%), 10/30/2024	278,769	0.1
27,889	MEG Energy Corp. 2017 Term Loan B, 6.030%, (US0001M + 3.500%), 12/31/2023	27,448	0.0
150,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.772%, (US0001M + 3.250%), 09/29/2025	148,500	0.0
		1,095,797	0.1

	Publishing: 0.1%
1,632	McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 6.242%, (US0001M + 4.000%), 05/04/2022	1,483	0.0
593,404	Meredith Corporation 2018 Term Loan B, 5.272%, (US0001M + 2.750%), 01/31/2025	577,382	0.1
		578,865	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television: 0.2%
570,223	A-L Parent LLC 2016 1st Lien Term Loan, 5.780%, (US0001M + 3.250%), 12/01/2023	$560,244	0.1
348,525	CBS Radio Inc. 2017 Term Loan B, 5.256%, (US0001M + 2.750%), 11/18/2024	328,049	0.0
249,348	Cumulus Media New Holdings Inc. Exit Term Loan, 7.030%, (US0003M + 4.500%), 05/15/2022	235,011	0.0
514,207	Univision Communications Inc. Term Loan C5, 5.272%, (US0001M + 2.750%), 03/15/2024	467,415	0.1
		1,590,719	0.2

	Retailers (Except Food & Drug): 0.4%
249,306	Academy, Ltd. 2015 Term Loan B, 6.349%, (US0003M + 4.000%), 07/01/2022	167,970	0.0
297,746	Bass Pro Group, LLC Term Loan B, 7.522%, (US0001M + 5.000%), 09/25/2024	286,022	0.0
247,659	Belk, Inc. TL B 1L, 7.365%, (US0003M + 4.750%), 12/12/2022	200,666	0.0
394,059	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.432%, (US0001M + 3.000%), 02/03/2024	383,058	0.0
889,090	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 5.022%, (US0001M + 2.500%), 08/18/2023	842,042	0.1
369,493	Jo-Ann Stores, Inc. 2016 Term Loan, 7.477%, (US0003M + 5.000%), 10/20/2023	351,019	0.0
100,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.727%, (US0003M + 9.250%), 05/21/2024	97,125	0.0
343,332	Leslies Poolmart, Inc. 2016 Term Loan, 6.022%, (US0001M + 3.500%), 08/16/2023	328,883	0.0
637,025	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.599%, (US0001M + 3.250%), 04/09/2025	616,322	0.1
389,243	National Vision, Inc. 2017 Repriced Term Loan, 5.022%, (US0001M + 2.500%), 11/20/2024	383,405	0.1
514,337	Party City Holdings Inc. 2018 Term Loan B, 5.030%, (US0001M + 2.500%), 08/19/2022	499,807	0.1
243,125	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.777%, (US0003M + 3.250%), 01/26/2023	180,926	0.0
		4,337,245	0.4

	Software: 0.1%
875,001	Almonde, Inc. - TL B 1L, 6.303%, (US0003M + 3.500%), 06/13/2024	818,563	0.1

	Steel: 0.0%
296,250	GrafTech Finance, Inc. 2018 Term Loan B, 6.022%, (US0001M + 3.500%), 02/12/2025	281,067	0.0

	Surface Transport: 0.1%
147,750	AI Mistral Holdco Limited 2017 Term Loan B, 5.522%, (US0001M + 3.000%), 03/09/2024	140,547	0.0
403,209	Navistar International Corporation 2017 1st Lien Term Loan B, 5.890%, (US0001M + 3.500%), 11/06/2024	388,089	0.1
298,119	PODS, LLC 2018 1st Lien Term Loan, 5.182%, (US0001M + 2.750%), 12/06/2024	286,194	0.0
349,814	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.880%, (US0001M + 4.500%), 08/01/2025	344,568	0.0
		1,159,398	0.1

	Telecommunications: 0.6%
546,370	Altice Financing SA USD 2017 1st Lien Term Loan, 5.220%, (US0003M + 2.750%), 01/31/2026	508,124	0.1
185,000	Asurion LLC 2017 2nd Lien Term Loan, 9.022%, (US0001M + 6.500%), 08/04/2025	183,613	0.0
229,257	Asurion LLC 2017 Term Loan B4, 5.522%, (US0001M + 3.000%), 08/04/2022	220,889	0.0
994,837	Asurion LLC 2018 Term Loan B6, 5.522%, (US0001M + 3.000%), 11/03/2023	955,458	0.1
498,750	Asurion LLC 2018 Term Loan B7, 5.522%, (US0001M + 3.000%), 11/03/2024	477,553	0.1
188,575	Avaya, Inc. 2018 Term Loan B, 6.701%, (US0003M + 4.250%), 12/15/2024	183,036	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Telecommunications: (continued)
	1,154,412	CenturyLink, Inc. 2017 Term Loan B, 5.272%, (US0001M + 2.750%), 01/31/2025	$1,081,179	0.1
	547,117	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 6.313%, (US0003M + 3.500%), 08/01/2024	501,067	0.1
	431,956	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.956%, (US0003M + 4.250%), 11/29/2025	421,158	0.1
	120,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.956%, (US0003M + 8.250%), 11/29/2026	117,450	0.0
	248,750	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.522%, (US0001M + 3.000%), 11/15/2024	238,385	0.0
	148,875	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 7.022%, (US0001M + 4.500%), 11/01/2024	144,037	0.0
	149,625	Speedcast International Limited Term Loan B, 5.553%, (US0003M + 2.750%), 05/02/2025	144,201	0.0
	297,733	Sprint Communications, Inc. 1st Lien Term Loan B, 5.063%, (US0001M + 2.500%), 02/02/2024	285,079	0.0
	398,623	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.455%, (US0001M + 5.000%), 03/09/2023	350,789	0.0
			5,812,018	0.6

		Utilities: 0.1%
	870,306	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 5.022%, (US0001M + 2.500%), 01/15/2025	823,164	0.1
	150,000	Edgewater Generation, L.L.C. Term Loan, 6.272%, (US0003M + 3.750%), 12/13/2025	147,000	0.0
	63,036	Helix Gen Funding, LLC Term Loan B, 6.272%, (US0001M + 3.750%), 06/02/2024	59,051	0.0
	150,000	LMBE-MC Holdco II LLC Term Loan B, 6.736%, (US0003M + 4.000%), 11/14/2025	150,750	0.0
	141,319	Nautilus Power, LLC Term Loan B, 6.772%, (US0001M + 4.250%), 05/16/2024	139,670	0.0
			1,319,635	0.1

		Total Bank Loans (Cost $123,135,005)	117,603,264	11.5

U.S. TREASURY OBLIGATIONS: 0.4%
		U.S. Treasury Bonds: 0.1%
	1,360,000	3.000%, 08/15/2048	1,356,311	0.1

		U.S. Treasury Notes: 0.3%
	36,000	2.625%, 12/31/2023	36,189	0.0
	1,893,000	2.875%, 11/30/2025	1,928,196	0.2
	647,500	3.125%, 11/15/2028	672,189	0.1
			2,636,574	0.3

		Total U.S. Treasury Obligations (Cost $3,831,106)	3,992,885	0.4

FOREIGN GOVERNMENT BONDS: 2.2%
	1,075,000	Argentine Republic Government International Bond, 6.875%, 01/26/2027	823,047	0.1
CLP	2,500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	3,727,846	0.4
CLP	1,490,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,282,770	0.2
	1,500,000	Brazilian Government International Bond, 6.000%, 04/07/2026	1,604,475	0.2
	1,500,000	Colombia Government International Bond, 3.875%, 04/25/2027	1,434,375	0.1
	800,000	Croatia Government International Bond, 5.500%, 04/04/2023	840,607	0.1
	500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	500,625	0.0
	1,725,000	Dominican Republic International Bond, 6.875%, 01/29/2026	1,813,406	0.2
	1,700,000	Egypt Government International Bond, 5.875%, 06/11/2025	1,551,769	0.2
	250,000	Egypt Government International Bond, 7.500%, 01/31/2027	239,195	0.0
	450,000	Indonesia Government International Bond, 4.750%, 02/11/2029	457,955	0.0
	647,500	(3) Ivory Coast Government International Bond, 5.750%, 12/31/2032	573,245	0.1
	650,000	Jordan Government International Bond, 6.125%, 01/29/2026	623,803	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	$483,197	0.0
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	722,250	0.1
500,000		Republic of Ecuador, 7.875%, 01/23/2028	408,437	0.0
750,000		Republic of South Africa Government International Bond, 5.875%, 06/22/2030	733,620	0.1
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	474,088	0.0
1,000,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,014,761	0.1
325,000		Turkey Government International Bond, 7.250%, 12/23/2023	334,573	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	568,937	0.1
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	357,750	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	879,382	0.1

	Total Foreign Government Bonds (Cost $23,772,712)		22,450,113	2.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
		Federal Home Loan Mortgage Corporation: 2.4%(9)
24,300,000	(10)	3.500%, 07/15/2041	24,294,249	2.4

		Federal National Mortgage Association: 3.4%(9)
13,200,000	(10)	3.000%, 01/18/2047	12,881,772	1.3
15,282,000	(10)	4.000%, 08/25/2040	15,584,372	1.5
5,975,000	(10)	4.500%, 01/25/2039	6,190,979	0.6
7,739		5.500%, 10/01/2039	8,279	0.0
			34,665,402	3.4

		Government National Mortgage Association: 1.4%
13,700,000	(10)	4.500%, 06/20/2041	14,178,554	1.4

	Total U.S. Government Agency Obligations (Cost $72,258,260)		73,138,205	7.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.5%
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,505,014	0.4
5,320,000	(1),(3),(6)	BANK 2017-BNK4 XE, 1.471%, 05/15/2050	536,534	0.1
1,600,000	(1),(3)	BANK 2017-BNK6 E, 2.655%, 07/15/2060	986,934	0.1
16,600,000	(1),(3),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,664,874	0.2
75,282,353	(3),(6)	BANK 2018-BNK12 XA, 0.349%, 05/15/2061	1,795,845	0.2
1,000,000	(1),(3)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.193%, 11/26/2047	850,124	0.1
104,880,000	(3),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.451%, 11/15/2051	3,498,084	0.3
1,440,000	(1)	BX Commercial Mortgage Trust 2018-BIOA D, 3.776%, (US0001M + 1.321%), 03/15/2037	1,413,860	0.1
4,203,727	(1)	BX Commercial Mortgage Trust 2018-IND F, 4.255%, (US0001M + 1.800%), 11/15/2035	4,162,265	0.4
5,332,044	(1)	BX Commercial Mortgage Trust 2018-IND G, 4.505%, (US0001M + 2.050%), 11/15/2035	5,274,777	0.5
500,000	(1)	BXMT 2017-FL1 C Ltd., 4.405%, (US0001M + 1.950%), 06/15/2035	491,530	0.1
1,500,000	(1)	BXMT 2017-FL1 D Ltd., 5.155%, (US0001M + 2.700%), 06/15/2035	1,471,722	0.1
8,249,682	(3),(6)	CD 2016-CD1 Mortgage Trust XA, 1.425%, 08/10/2049	649,260	0.1
14,660,000	(1),(3),(6)	CD 2016-CD1 Mortgage Trust XB, 0.682%, 08/10/2049	676,075	0.1
1,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.134%, 11/10/2046	983,179	0.1
4,826,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.558%, 03/10/2047	4,481,138	0.4
27,826,661	(3),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.119%, 10/12/2050	1,913,281	0.2
3,000,000	(3)	COMM 2012-CCRE2 C Mortgage Trust, 4.832%, 08/15/2045	3,024,359	0.3
4,021,544	(3),(6)	COMM 2012-CR1 XA, 1.868%, 05/15/2045	204,994	0.0
11,298,379	(3),(6)	COMM 2012-CR3 XA, 1.872%, 10/15/2045	636,437	0.1
978,790	(3),(6)	COMM 2012-CR4 XA, 1.785%, 10/15/2045	52,350	0.0
7,252,955	(1),(3),(6)	COMM 2012-LTRT XA, 0.968%, 10/05/2030	200,391	0.0
1,500,000	(1),(3)	COMM 2013-LC6 D Mortgage Trust, 4.263%, 01/10/2046	1,451,439	0.1
7,128,190	(3),(6)	COMM 2016-COR1 XA, 1.467%, 10/10/2049	558,661	0.1
2,840,220	(3),(6)	COMM 2016-CR28 XA, 0.653%, 02/10/2049	100,551	0.0
1,000,000	(3)	COMM 2017-COR2 C, 4.562%, 09/10/2050	1,000,255	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
21,560,491	(3),(6)	COMM 2017-COR2 XA, 1.179%, 09/10/2050	$1,712,524	0.2
3,962,000	(1),(3)	Core Industrial Trust 2015-TEXW E, 3.849%, 02/10/2034	3,897,720	0.4
82,896	(3)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	83,692	0.0
49,162,502	(3),(6)	CSAIL 2018-CX12 XA Commercial Mortgage Trust, 0.624%, 08/15/2051	2,273,004	0.2
2,314,968	(1),(3)	DBUBS 2011-LC1A F Mortgage Trust, 5.698%, 11/10/2046	2,334,768	0.2
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 4.780%, (US0001M + 2.400%), 11/19/2035	4,944,993	0.5
4,800,000	(1),(3)	DBJPM 16-C3 F Mortgage Trust, 4.243%, 08/10/2049	3,438,270	0.3
5,390,000	(1),(3)	DBJPM 16-C3 G Mortgage Trust, 4.243%, 08/10/2049	3,356,657	0.3
6,667,281	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.367%, 02/25/2020	367,708	0.0
16,928,081	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.199%, 02/25/2042	1,194,339	0.1
19,240,000	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.582%, 11/25/2041	1,286,685	0.1
10,470,000	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	797,285	0.1
48,321,960	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X3, 1.699%, 04/25/2045	270,569	0.0
8,937,711	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.017%, 02/25/2041	384,622	0.0
20,330,706	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.837%, 01/25/2026	2,673,289	0.3
691,014	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,579	0.0
203,197,429	(1),(6)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	326,620	0.0
2,000,000	(1)	GPT 2018-GPP E Mortgage Trust, 4.925%, (US0001M + 2.470%), 06/15/2035	1,990,216	0.2
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.555%, (US0001M + 2.100%), 07/15/2035	1,937,358	0.2
2,500,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR G, 5.055%, (US0001M + 2.600%), 07/15/2035	2,418,617	0.2
4,480,000	(1),(3)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,046,029	0.3
1,010,000	(1),(3)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	846,049	0.1
2,000,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	1,959,950	0.2
8,490,000	(1),(3),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.327%, 12/15/2047	106,587	0.0
115,325	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.354%, 06/12/2041	116,082	0.0
500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.398%, 07/15/2046	520,102	0.1
6,150,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,021,483	0.6
5,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,859,317	0.5
5,786,435	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	196,547	0.0
2,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.119%, 12/15/2047	1,872,080	0.2
5,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,784,997	0.5
1,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 3.991%, 01/15/2046	956,529	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,660,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	$2,102,651	0.2
33,768,202	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.071%, 07/15/2047	969,468	0.1
1,000,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.199%, 11/15/2045	993,407	0.1
1,405,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.654%, 08/15/2047	1,393,637	0.1
2,440,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	1,905,787	0.2
4,059,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C26 F, 4.000%, 01/15/2048	2,791,416	0.3
66,845,289	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.320%, 02/15/2048	3,206,595	0.3
62,649,720	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.117%, 10/15/2048	2,632,905	0.3
21,590,524	(3),(6)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 0.912%, 10/15/2050	1,254,070	0.1
1,000,000	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	985,508	0.1
760,000	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	775,345	0.1
13,966,933	(1),(3),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.112%, 03/10/2050	634,110	0.1
12,472,982	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.007%, 11/15/2046	468,793	0.0
20,127,180	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.101%, 12/15/2047	740,197	0.1
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.462%, 02/15/2048	1,004,918	0.1
15,839,228	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.825%, 11/15/2052	852,988	0.1
270,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	279,441	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	5,776,124	0.6
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	4,025,428	0.4
75,488,875	(3),(6)	Morgan Stanley Capital I Trust 2018-L1 XA, 0.692%, 10/15/2051	3,089,314	0.3
25,660,000	(1),(3),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.957%, 10/15/2051	3,700,054	0.4
3,519,000	(1)	PFP 2017-4 E Ltd., 7.305%, (US0001M + 4.850%), 07/14/2035	3,606,922	0.4
1,241,611	(1)	SLIDE 2018-FUN E, 4.755%, (US0001M + 2.300%), 06/15/2031	1,230,362	0.1
3,680,134	(1)	SLIDE 2018-FUN F, 5.455%, (US0001M + 3.000%), 06/15/2031	3,638,111	0.4
480,000	(1)	STWD 2018-URB D Mortgage Trust, 4.505%, (US0001M + 2.050%), 05/15/2035	470,641	0.0
1,000,000	(1),(3)	UBS Commercial Mortgage Trust 2017-C5, 4.320%, 11/15/2050	883,443	0.1
2,500,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.313%, 04/10/2046	2,244,450	0.2
3,829,649	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	2,801,285	0.3
30,000,000	(3),(6)	Wells Fargo Commercial Mortgage Trust 2016-C36 XB, 0.679%, 11/15/2059	1,405,491	0.1
2,720,000	(1)	Wells Fargo Commercial Mortgage Trust 2017-C40 D, 2.700%, 10/15/2050	2,032,784	0.2
20,989,376	(3),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.989%, 10/15/2050	1,283,578	0.1
2,500,000	(1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.612%, (US0001M + 2.157%), 12/15/2036	2,474,202	0.2
399,515	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.836%, 08/15/2045	20,817	0.0
3,321,093	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.885%, 11/15/2045	193,392	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
960,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.266%, 03/15/2045	$776,090	0.1
1,136,578	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.266%, 03/15/2045	547,286	0.1
5,833,372	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.276%, 03/15/2048	245,524	0.0
43,289,378	(3),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.921%, 03/15/2046	1,095,018	0.1

	Total Commercial Mortgage-Backed Securities (Cost $166,622,286)		168,091,752	16.5

ASSET-BACKED SECURITIES: 18.9%
		Automobile Asset-Backed Securities: 0.3%
166,000		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/2021	166,051	0.0
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,482,062	0.2
850,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	854,678	0.1
			3,502,791	0.3

		Home Equity Asset-Backed Securities: 0.5%
556,826		GSAA Home Equity Trust 2006-3 A3, 2.806%, (US0001M + 0.300%), 03/25/2036	402,330	0.0
794,246	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.846%, 03/25/2036	647,424	0.1
1,165,139		GSAA Home Equity Trust 2007-1 1A1, 2.586%, (US0001M + 0.080%), 02/25/2037	572,106	0.0
1,306,536	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	879,839	0.1
1,319,992		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 2.666%, (US0001M + 0.160%), 04/25/2036	1,005,228	0.1
1,255,264	(3)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	844,532	0.1
842,171		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.736%, (US0001M + 0.230%), 02/25/2037	755,716	0.1
			5,107,175	0.5

		Other Asset-Backed Securities: 16.9%
420,021	(1),(11)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	417,654	0.0
3,297,382	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	3,291,907	0.3
3,929,484	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,961,081	0.4
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.786%, (US0003M + 2.350%), 04/14/2029	2,425,317	0.2
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 4.420%, (US0003M + 1.900%), 04/30/2031	1,861,846	0.2
2,250,000	(1)	Apidos CLO XVIII 2018-18A C, 4.669%, (US0003M + 2.200%), 10/22/2030	2,163,609	0.2
2,250,000	(1)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,115,893	0.2
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 4.669%, (US0003M + 2.200%), 01/22/2028	1,055,039	0.1
500,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.749%, (US0003M + 2.300%), 04/17/2026	495,415	0.1
1,250,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA C, 4.571%, (US0003M + 2.150%), 10/17/2030	1,197,705	0.1
750,000	(1)	Atrium CDO Corp. 12A CR, 4.119%, (US0003M + 1.650%), 04/22/2027	715,587	0.1
1,250,000	(1)	Atrium CDO Corp. 12A DR, 5.269%, (US0003M + 2.800%), 04/22/2027	1,184,151	0.1
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.840%, (US0003M + 2.350%), 04/25/2026	248,195	0.0
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.669%, (US0003M + 2.200%), 07/20/2025	249,963	0.0
2,500,000	(1)	Babson CLO Ltd. 2016-IA CR, 4.577%, (US0003M + 2.100%), 07/23/2030	2,390,730	0.2
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 4.369%, (US0003M + 1.900%), 07/20/2029	1,916,996	0.2
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 4.619%, (US0003M + 2.150%), 04/20/2031	1,898,138	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 4.845%, (US0003M + 2.400%), 07/18/2027	$465,836	0.0
2,750,000	(1)	BlueMountain CLO 2012-2A DR2 Ltd., 5.545%, (US0003M + 2.900%), 11/20/2028	2,614,205	0.3
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 4.419%, (US0003M + 1.950%), 10/22/2030	948,032	0.1
1,200,000	(1)	BlueMountain CLO 2014-2A CR2 Ltd., 4.669%, (US0003M + 2.200%), 10/20/2030	1,152,749	0.1
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 4.369%, (US0003M + 1.900%), 04/20/2030	941,671	0.1
2,250,000	(1)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.119%, (US0003M + 2.650%), 04/20/2027	2,107,597	0.2
850,000	(1)	BlueMountain CLO 2016-3A CR Ltd., 4.816%, (US0003M + 2.200%), 11/15/2030	815,905	0.1
2,000,000	(1)	BlueMountain CLO 2018-3A C Ltd., 4.636%, (US0003M + 2.200%), 10/25/2030	1,920,244	0.2
2,000,000	(1)	BlueMountain CLO XXII Ltd. 2018-1A C, 4.570%, (US0003M + 2.050%), 07/30/2030	1,921,738	0.2
250,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 8.077%, (US0003M + 5.400%), 11/23/2025	232,782	0.0
350,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.336%, (US0003M + 1.900%), 04/15/2029	349,006	0.0
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 4.438%, (US0003M + 2.100%), 10/15/2031	715,900	0.1
1,000,000	(1)	Carlyle Global Market Strategies CLO 2012-3A BR2 Ltd., 4.640%, (US0003M + 2.200%), 01/14/2032	980,433	0.1
2,000,000	(1)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.759%, (US0003M + 2.250%), 04/27/2027	1,862,398	0.2
250,000	(1)	Carlyle Global Market Strategies CLO 2015-2A DR Ltd., 6.859%, (US0003M + 4.350%), 04/27/2027	228,734	0.0
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 5.359%, (US0003M + 2.850%), 07/28/2028	1,424,662	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 4.569%, (US0003M + 2.100%), 10/20/2027	1,453,138	0.1
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 5.117%, (US0003M + 2.350%), 06/09/2030	242,939	0.0
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.727%, (US0003M + 2.250%), 07/23/2030	479,941	0.0
1,000,000	(1)	Cent CLO C17A BR Ltd., 4.370%, (US0003M + 1.850%), 04/30/2031	938,798	0.1
1,000,000	(1)	Chenango Park CLO Ltd. 2018-1AB, 4.286%, (US0003M + 1.850%), 04/15/2030	938,016	0.1
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 4.836%, (US0003M + 2.400%), 07/16/2030	1,452,664	0.1
2,000,000	(1)	CIFC Funding 2014-3A CR2 Ltd., 4.819%, (US0003M + 2.350%), 10/22/2031	1,918,498	0.2
2,000,000	(1)	Cifc Funding 2014-4RA B Ltd., 4.662%, (US0003M + 2.200%), 10/17/2030	1,925,772	0.2
250,000	(1)	CIFC Funding 2017-2A C, 4.819%, (US0003M + 2.350%), 04/20/2030	241,655	0.0
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.211%, (US0001M + 0.705%), 09/25/2035	1,054,680	0.1
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 4.269%, (US0003M + 1.800%), 07/20/2028	1,684,016	0.2
500,000	(1)	Cumberland Park CLO Ltd. 2015-2A DR, 5.169%, (US0003M + 2.700%), 07/20/2028	468,745	0.0
585,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	591,166	0.1
1,086,250	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,065,981	0.1
646,750	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	639,172	0.1
1,243,750	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,268,472	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 5.214%, (US0003M + 2.600%), 11/15/2028	$2,565,063	0.3
2,000,000	(1)	Dryden 45 Senior Loan Fund 2016-45A CR, 4.636%, (US0003M + 2.200%), 10/15/2030	1,921,252	0.2
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 4.336%, (US0003M + 1.900%), 04/15/2031	1,643,961	0.2
1,000,000	(1)	Dryden 60 CLO Ltd. 2018-60A C, 4.215%, (US0003M + 2.050%), 07/15/2031	951,669	0.1
2,000,000	(1)	Dryden 65 CLO Ltd. 2018-65A C, 4.530%, (US0003M + 2.100%), 07/18/2030	1,909,470	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.636%, (US0003M + 2.200%), 04/15/2028	241,906	0.0
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.436%, (US0003M + 3.000%), 10/15/2027	1,102,014	0.1
750,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A CR, 4.286%, (US0003M + 1.850%), 04/15/2029	716,016	0.1
992,500	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,013,629	0.1
250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 4.099%, (US0003M + 1.650%), 01/17/2026	249,637	0.0
250,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.799%, (US0003M + 2.350%), 01/17/2026	249,973	0.0
750,000	(1)	Galaxy XXII CLO Ltd. 2016-22A DR, 5.536%, (US0003M + 3.100%), 07/16/2028	713,647	0.1
1,000,000	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,021,444	0.1
4,000,000	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	4,042,832	0.4
1,000,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.905%, (US0001M + 1.450%), 03/17/2037	991,804	0.1
5,000,000	(1)	Invitation Homes 2018-SFR3 D Trust, 4.105%, (US0001M + 1.650%), 07/17/2037	4,984,352	0.5
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,039,570	0.1
2,000,000	(1)	LCM XIV L.P. 14A CR, 4.319%, (US0003M + 1.850%), 07/20/2031	1,874,224	0.2
1,850,000	(1)	LCM XVI L.P. 16A CR2, 4.555%, (US0003M + 2.150%), 10/15/2031	1,802,451	0.2
1,350,000	(1)	LCM XVIII L.P. 18A CR, 4.319%, (US0003M + 1.850%), 04/20/2031	1,266,602	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 4.289%, (US0003M + 1.950%), 10/20/2027	968,193	0.1
1,500,000	(1)	LCM XX L.P. 20A-DR, 5.139%, (US0003M + 2.800%), 10/20/2027	1,418,609	0.1
2,800,000	(1)	LCM XXII Ltd. 22A CR, 5.302%, (US0003M + 2.800%), 10/20/2028	2,621,629	0.3
998,356	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,027,762	0.1
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 4.350%, (US0003M + 1.900%), 04/19/2030	957,649	0.1
2,000,000	(1)	Madison Park Funding XIV Ltd. 2014-14A CRR, 4.669%, (US0003M + 2.200%), 10/22/2030	1,921,778	0.2
2,000,000	(1)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.700%, (US0003M + 2.900%), 01/22/2031	1,972,460	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 4.286%, (US0003M + 1.850%), 04/15/2031	960,141	0.1
2,000,000	(1)	Magnetite XV Ltd. 2015-15A CR, 4.290%, (US0003M + 1.800%), 07/25/2031	1,866,544	0.2
4,000,000	(1)	Mariner CLO 2015-1A DR LLC, 6.119%, (US0003M + 3.650%), 04/20/2029	3,854,776	0.4
1,000,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,015,523	0.1
1,313,639	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,331,122	0.1
2,000,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,986,759	0.2
750,000	(1)	Neuberger Berman CLO XXII Ltd. 2016-22A CR, 4.649%, (US0003M + 2.200%), 10/17/2030	712,509	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 5.618%, (US0003M + 3.000%), 08/13/2025	681,851	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	(1)	Octagon Investment Partners 28 Ltd. 2016-1A C1R, 5.180%, (US0003M + 2.250%), 10/24/2030	$1,456,493	0.1
2,000,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 4.869%, (US0003M + 2.400%), 07/20/2030	1,939,436	0.2
2,250,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 4.686%, (US0003M + 2.250%), 07/15/2029	2,159,323	0.2
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 4.319%, (US0003M + 1.850%), 01/20/2031	558,519	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.536%, (US0003M + 2.100%), 04/15/2026	249,948	0.0
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 4.286%, (US0003M + 1.850%), 07/15/2027	953,203	0.1
1,545,000	(1)	OHA Credit Partners IX Ltd 2013-9A DR, 5.769%, (US0003M + 3.300%), 10/20/2025	1,542,205	0.2
1,080,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 4.416%, (US0003M + 1.800%), 08/15/2029	1,056,102	0.1
340,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.269%, (US0003M + 1.800%), 01/20/2028	337,594	0.0
1,250,000	(1)	Palmer Square CLO 2013-2A BRR Ltd., 4.649%, (US0003M + 2.200%), 10/17/2031	1,187,204	0.1
300,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 4.869%, (US0003M + 2.400%), 07/20/2030	290,603	0.0
1,685,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.286%, (US0003M + 4.850%), 10/15/2025	1,598,765	0.2
1,500,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 6.386%, (US0003M + 3.950%), 04/15/2026	1,357,100	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 8.336%, (US0003M + 5.900%), 04/15/2026	880,204	0.1
1,500,000	(1),(10)	Palmer Square Loan Funding 2018-2A C Ltd., 4.386%, (US0003M + 1.950%), 07/15/2026	1,412,720	0.1
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 6.500%, (US0003M + 4.250%), 11/15/2026	2,892,279	0.3
1,596,000	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,606,466	0.2
711,940	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.044%, 01/25/2036	706,371	0.1
400,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	400,385	0.0
670,000	(1)	Recette CLO Ltd. 2015-1A DR, 5.219%, (US0003M + 2.750%), 10/20/2027	629,639	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,064,780	0.2
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,063,967	0.3
2,000,000	(1),(5)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,979,850	0.2
120,000	(1)	Symphony CLO Ltd. 2016-18A B, 4.277%, (US0003M + 1.800%), 01/23/2028	119,667	0.0
1,200,000	(1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 4.696%, (US0003M + 2.260%), 07/15/2028	1,181,948	0.1
1,100,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,119,449	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 4.490%, (US0003M + 1.850%), 11/17/2030	932,205	0.1
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	4,118,408	0.4
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,547,861	0.4
250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.669%, (US0003M + 2.200%), 10/20/2026	244,788	0.0
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.395%, (US0003M + 1.950%), 07/18/2031	1,867,932	0.2
2,250,000	(1)	THL Credit Wind River 2014-3A CR2 CLO Ltd., 4.698%, (US0003M + 2.300%), 10/22/2031	2,153,990	0.2
1,000,000		THL Credit Wind River 2016-1A CR CLO Ltd., 4.536%, (US0003M + 2.100%), 07/15/2028	965,761	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
350,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.745%, (US0003M + 2.300%), 04/18/2029	$339,276	0.0
300,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.699%, (US0003M + 1.230%), 07/20/2030	298,077	0.0
1,250,000	(1)	THL Credit Wind River 2018-2A C Clo Ltd., 4.311%, (US0003M + 2.200%), 07/15/2030	1,188,676	0.1
2,000,000	(1),(3)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	1,974,273	0.2
600,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	535,871	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 4.319%, (US0003M + 1.850%), 04/20/2031	1,392,498	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 4.336%, (US0003M + 1.900%), 04/15/2027	1,738,239	0.2
2,000,000	(1)	West CLO 2014-2A BR Ltd., 4.186%, (US0003M + 1.750%), 01/16/2027	1,923,484	0.2
			172,199,151	16.9

		Student Loan Asset-Backed Securities: 1.2%
1,526,000	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	1,525,853	0.1
519,275	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	507,246	0.1
1,086,000	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	1,070,698	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,801,394	0.4
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	951,829	0.1
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,022,955	0.1
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,002,426	0.1
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,000,245	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,031,407	0.1
			11,914,053	1.2

	Total Asset-Backed Securities (Cost $197,696,518)		192,723,170	18.9

			Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.1%
	Total Purchased Options (Cost $543,679)		1,068,135	0.1

	Total Long-Term Investments (Cost $948,773,782)		938,840,156	92.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.4%
		Securities Lending Collateral(13): 0.7%
1,733,744		Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $1,734,062, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,768,419, due 01/25/19-10/20/68)	1,733,744	0.2
1,733,744		Daiwa Capital Markets, Repurchase Agreement dated 12/31/18, 3.05%, due 01/02/19 (Repurchase Amount $1,734,034, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,768,419, due 01/25/19-02/01/49)	1,733,744	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(13) (continued)
362,433	Mizuho Securities USA LLC, Repurchase Agreement dated 12/31/18, 2.92%, due 01/02/19 (Repurchase Amount $362,491, collateralized by various U.S. Government Securities, 1.875%-2.625%, Market Value plus accrued interest $369,682, due 02/29/24-09/09/49)	$362,433	0.0
1,733,744	Nomura Securities, Repurchase Agreement dated 12/31/18, 3.00%, due 01/02/19 (Repurchase Amount $1,734,029, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,768,419, due 01/03/19-11/20/68)	1,733,744	0.2
1,733,744	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $1,734,031, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,768,419, due 10/01/25-10/20/48)	1,733,744	0.1
		7,297,409	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 13.7%
6,006,204	(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.310%	6,006,204	0.6
133,362,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%	133,362,000	13.1
	Total Mutual Funds (Cost $139,368,204)		139,368,204	13.7

	Total Short-Term Investments (Cost $146,665,613)		146,665,613	14.4

	Total Investments in Securities (Cost $1,095,439,395)		$1,085,505,769	106.5
	Liabilities in Excess of Other Assets		(66,196,824)	(6.5)
	Net Assets		$1,019,308,945	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2018.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2018.
(12)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	Represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2018.

CLP	Chilean Peso

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Purchased Options	$–	$1,068,135	$–	$1,068,135
Corporate Bonds/Notes	–	184,832,520	–	184,832,520
Collateralized Mortgage Obligations	–	174,940,112	–	174,940,112
U.S. Government Agency Obligations	–	73,138,205	–	73,138,205
U.S. Treasury Obligations	–	3,992,885	–	3,992,885
Commercial Mortgage-Backed Securities	–	168,091,752	–	168,091,752
Asset-Backed Securities	–	190,743,320	1,979,850	192,723,170
Bank Loans	–	117,603,264	–	117,603,264
Foreign Government Bonds	–	22,450,113	–	22,450,113
Short-Term Investments	139,368,204	7,297,409	–	146,665,613
Total Investments, at fair value	$139,368,204	$944,157,715	$1,979,850	$1,085,505,769
Other Financial Instruments+
Centrally Cleared Swaps	–	227,493	–	227,493
Forward Foreign Currency Contracts	–	3,517,430	–	3,517,430
Forward Premium Swaptions	–	458,831	–	458,831
Futures	741,124	–	–	741,124
Total Assets	$140,109,328	$948,361,469	$1,979,850	$1,090,450,647
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,102,268)	$–	$(5,102,268)
Forward Foreign Currency Contracts	–	(3,468,753)	–	(3,468,753)
Futures	(4,104,176)	–	–	(4,104,176)
Written Options	–	(274,865)	–	(274,865)
Total Liabilities	$(4,104,176)	$(8,845,886)	$–	$(12,950,062)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 42,579	IDR 646,222,949	Barclays Bank PLC	01/11/19	$(2,292)
USD 31,385	MYR 131,109	Barclays Bank PLC	01/11/19	(351)
USD 1,049,000	CLP 719,141,950	Barclays Bank PLC	01/11/19	12,514
CLP 4,035,053,416	USD 5,884,490	Barclays Bank PLC	01/11/19	(68,840)
ILS 120,172	USD 32,023	Barclays Bank PLC	01/11/19	138
USD 9,474	COP 28,445,128	Barclays Bank PLC	01/11/19	718
USD 1,049,000	CLP 716,739,740	Barclays Bank PLC	01/11/19	15,976
MYR 131,109	USD 31,692	Barclays Bank PLC	01/11/19	44
ILS 3,791,450	USD 1,049,000	Barclays Bank PLC	01/11/19	(34,330)
USD 2,932,000	EUR 2,567,646	Barclays Bank PLC	02/08/19	(19,109)
USD 1,710,000	AUD 2,362,798	Barclays Bank PLC	02/08/19	44,533
CHF 15,701,149	USD 15,905,000	Barclays Bank PLC	02/08/19	123,402
GBP 912,028	USD 1,155,000	Barclays Bank PLC	02/08/19	9,626
USD 2,038,000	NOK 17,400,197	Barclays Bank PLC	02/08/19	22,140
EUR 6,568,633	USD 7,505,000	Barclays Bank PLC	02/08/19	44,622
AUD 5,537,159	USD 3,912,000	Barclays Bank PLC	02/08/19	(9,019)
USD 14,198,732	NZD 20,609,755	Barclays Bank PLC	02/08/19	356,258
USD 22,137,273	EUR 19,282,790	Barclays Bank PLC	02/08/19	(25,293)
USD 5,845,153	AUD 8,100,861	Barclays Bank PLC	02/08/19	135,094
GBP 4,978,585	USD 6,252,000	Barclays Bank PLC	02/08/19	105,471
USD 2,844,000	CAD 3,877,191	Barclays Bank PLC	02/08/19	1,276

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,875,000	EUR 3,374,845	Barclays Bank PLC	02/08/19	$(3,859)
USD 1,960,000	CAD 2,612,748	Barclays Bank PLC	02/08/19	44,355
USD 5,887,581	CLP 4,035,053,416	Barclays Bank PLC	04/05/19	68,666
USD 32,234	ILS 120,172	Barclays Bank PLC	04/05/19	(137)
MYR 131,109	USD 31,340	Barclays Bank PLC	04/05/19	419
USD 2,132,000	ILS 7,705,316	BNP Paribas	01/11/19	69,900
PEN 102,073	USD 30,583	Citibank N.A.	01/11/19	(290)
USD 13,963	TRY 74,344	Citibank N.A.	01/11/19	(17)
USD 64,222	PLN 233,459	Citibank N.A.	01/11/19	1,829
COP 28,445,128	USD 8,790	Citibank N.A.	01/11/19	(34)
PLN 233,459	USD 62,376	Citibank N.A.	01/11/19	17
USD 42,009	CZK 943,369	Citibank N.A.	01/11/19	(1)
RON 0	USD –	Citibank N.A.	01/11/19	–
USD 48,000	RUB 3,172,742	Citibank N.A.	01/11/19	2,518
USD 12,655	ZAR 180,127	Citibank N.A.	01/11/19	148
TRY 292,955	USD 48,000	Citibank N.A.	01/11/19	7,088
USD 1,337,000	CZK 29,507,202	Citibank N.A.	01/11/19	22,976
USD 0	RON –	Citibank N.A.	01/11/19	–
USD 5,111,000	JPY 575,280,820	Citibank N.A.	02/08/19	(152,917)
USD 6,280,000	GBP 4,988,109	Citibank N.A.	02/08/19	(89,633)
AUD 27,967,049	USD 20,110,000	Citibank N.A.	02/08/19	(396,847)
USD 6,008,000	NZD 8,734,775	Citibank N.A.	02/08/19	141,317
CZK 943,369	USD 42,105	Citibank N.A.	04/05/19	7
USD 8,760	COP 28,445,128	Citibank N.A.	04/05/19	39
TRY 74,344	USD 13,353	Citibank N.A.	04/05/19	31
USD 30,493	PEN 102,073	Citibank N.A.	04/05/19	283
USD 0	RON –	Citibank N.A.	04/05/19	–
USD 62,516	PLN 233,459	Citibank N.A.	04/05/19	(9)
ZAR 180,127	USD 12,525	Citibank N.A.	04/05/19	(144)
USD 3,909,211	CLP 2,599,171,726	Goldman Sachs International	01/11/19	163,071
USD 76,649	HUF 20,830,887	Goldman Sachs International	01/11/19	2,264
ZAR 180,127	USD 12,481	Goldman Sachs International	01/11/19	26
USD 44,691	BRL 182,623	Goldman Sachs International	01/11/19	(2,405)
RUB 4,261,682	USD 62,808	Goldman Sachs International	01/11/19	(1,716)
BRL 182,623	USD 47,545	Goldman Sachs International	01/11/19	(449)
HUF 20,830,887	USD 74,317	Goldman Sachs International	01/11/19	68
USD 8,235	MXN 164,119	Goldman Sachs International	01/11/19	(105)
PHP 1,499,125	USD 28,237	Goldman Sachs International	01/11/19	280
ILS 3,793,694	USD 1,049,000	Goldman Sachs International	01/11/19	(33,730)
CZK 30,450,571	USD 1,413,677	Goldman Sachs International	01/11/19	(57,643)
USD 27,321	PHP 1,499,125	Goldman Sachs International	01/11/19	(1,196)
USD 16,346	RUB 1,088,939	Goldman Sachs International	01/11/19	736
USD 32,857	TRY 218,611	Goldman Sachs International	01/11/19	(8,251)
USD 15,045,000	CHF 14,804,170	Goldman Sachs International	02/08/19	(67,728)
CHF 915,033	USD 927,000	Goldman Sachs International	02/08/19	7,105
NZD 5,230,274	USD 3,584,000	Goldman Sachs International	02/08/19	(71,104)
NOK 201,411,340	USD 23,583,000	Goldman Sachs International	02/08/19	(248,951)
CAD 18,421,405	USD 13,766,000	Goldman Sachs International	02/08/19	(259,580)
NZD 8,779,004	USD 6,017,000	Goldman Sachs International	02/08/19	(120,611)
USD 904,000	NOK 7,732,548	Goldman Sachs International	02/08/19	8,163
USD 923,000	EUR 801,298	Goldman Sachs International	02/08/19	2,033
USD 62,149	RUB 4,261,682	Goldman Sachs International	04/05/19	1,723
USD 74,725	HUF 20,830,886	Goldman Sachs International	04/05/19	(101)
USD 28,057	PHP 1,499,125	Goldman Sachs International	04/05/19	(350)
USD 47,242	BRL 182,623	Goldman Sachs International	04/05/19	443
MXN 164,119	USD 8,127	Goldman Sachs International	04/05/19	103
MXN 164,119	USD 8,572	HSBC Bank USA N.A.	01/11/19	(232)
IDR 646,222,949	USD 44,438	HSBC Bank USA N.A.	01/11/19	433
NZD 1,924,392	USD 1,309,000	HSBC Bank USA N.A.	02/08/19	(16,489)
CHF 1,370,870	USD 1,388,000	HSBC Bank USA N.A.	02/08/19	11,442
USD 20,193,000	AUD 28,017,528	HSBC Bank USA N.A.	02/08/19	444,266
NZD 8,087,119	USD 5,566,000	HSBC Bank USA N.A.	02/08/19	(134,313)
NZD 16,755,872	USD 11,411,000	HSBC Bank USA N.A.	02/08/19	(156,974)
USD 44,027	IDR 646,222,949	HSBC Bank USA N.A.	03/22/19	(378)
USD 30,798	PEN 102,073	JPMorgan Chase Bank N.A.	01/11/19	505
AUD 11,327,911	USD 7,987,000	JPMorgan Chase Bank N.A.	02/08/19	(2,287)
USD 10,060,000	SEK 90,446,156	JPMorgan Chase Bank N.A.	02/08/19	(175,943)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 1,578,785	USD 1,608,000	JPMorgan Chase Bank N.A.	02/08/19	$3,691
USD 5,740,000	NOK 50,299,870	JPMorgan Chase Bank N.A.	02/08/19	(87,376)
USD 6,224,000	EUR 5,448,287	JPMorgan Chase Bank N.A.	02/08/19	(37,958)
CAD 9,059,755	USD 6,809,477	JPMorgan Chase Bank N.A.	02/08/19	(166,940)
SEK 25,878,050	USD 2,876,316	JPMorgan Chase Bank N.A.	02/08/19	52,347
USD 7,614,051	CHF 7,489,142	JPMorgan Chase Bank N.A.	02/08/19	(31,184)
USD 26,532	GBP 20,917	JPMorgan Chase Bank N.A.	02/08/19	(179)
JPY 1,574,700,830	USD 14,031,145	JPMorgan Chase Bank N.A.	02/08/19	377,635
AUD 9,457,540	USD 6,667,000	JPMorgan Chase Bank N.A.	02/08/19	(43,060)
USD 2,908,000	JPY 318,055,143	JPMorgan Chase Bank N.A.	02/08/19	(15,607)
USD 5,790,000	CHF 5,674,821	Morgan Stanley	02/08/19	(3,099)
USD 12,097,000	JPY 1,331,331,464	Morgan Stanley	02/08/19	(84,909)
GBP 2,938,229	USD 3,739,000	Morgan Stanley	02/08/19	13,011
USD 2,306,000	NZD 3,437,574	Morgan Stanley	02/08/19	(2,835)
EUR 16,763,462	USD 19,265,000	Morgan Stanley	02/08/19	1,991
USD 1,504,000	GBP 1,186,922	Morgan Stanley	02/08/19	(11,657)
USD 1,140,000	EUR 999,311	Morgan Stanley	02/08/19	(8,552)
USD 51,000	JPY 5,636,271	Morgan Stanley	02/08/19	(573)
USD 10,113,000	NZD 14,904,564	Morgan Stanley	02/08/19	102,398
USD 2,754,000	NOK 24,086,224	Morgan Stanley	02/08/19	(36,454)
USD 3,623,000	NOK 31,312,245	Morgan Stanley	02/08/19	20,269
USD 3,502,000	NOK 30,487,416	Morgan Stanley	02/08/19	(30,050)
USD 5,176,000	NZD 7,536,423	Morgan Stanley	02/08/19	114,186
EUR 15,953,493	USD 18,154,000	Morgan Stanley	02/08/19	182,058
JPY 698,333,990	USD 6,198,000	Morgan Stanley	02/08/19	191,875
USD 13,437,000	CAD 17,987,365	Morgan Stanley	02/08/19	248,815
USD 22,673,000	NOK 194,061,422	Morgan Stanley	02/08/19	190,459
USD 5,575,000	SEK 50,404,987	Morgan Stanley	02/08/19	(129,417)
NOK 175,825,353	USD 20,724,684	Morgan Stanley	02/08/19	(354,841)
SEK 50,937,513	USD 5,629,000	Morgan Stanley	02/08/19	135,684
USD 18,809,000	EUR 16,477,363	Morgan Stanley	02/08/19	(129,164)
USD 740,000	JPY 82,910,118	Morgan Stanley	02/08/19	(18,642)
USD 1,146,000	EUR 1,002,662	Morgan Stanley	02/08/19	(6,404)
NZD 16,612,478	USD 11,159,000	Morgan Stanley Capital Services LLC	02/08/19	(1,284)
USD 1,747,000	GBP 1,380,980	Morgan Stanley Capital Services LLC	02/08/19	(16,461)
USD 12,045,000	EUR 10,556,844	Morgan Stanley Capital Services LLC	02/08/19	(88,449)
NOK 9,597,918	USD 1,103,000	Morgan Stanley Capital Services LLC	02/08/19	8,945
				$48,677

At December 31, 2018, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	774	03/29/19	$164,329,875	$741,124
			$164,329,875	$741,124
Short Contracts:
U.S. Treasury 10-Year Note	(551)	03/20/19	(67,230,609)	(628,050)
U.S. Treasury 5-Year Note	(380)	03/29/19	(43,581,250)	(721,511)
U.S. Treasury Long Bond	(49)	03/20/19	(7,154,000)	(131,789)
U.S. Treasury Ultra 10-Year Note	(511)	03/20/19	(66,469,922)	(1,265,235)
U.S. Treasury Ultra Long Bond	(161)	03/20/19	(25,865,656)	(1,357,591)
			$(210,301,437)	$(4,104,176)

At December 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover, Series 30, Version 1	Buy	(5.000)	12/20/23	EUR	42,426,380	$(3,128,029)	$136,382
						$(3,128,029)	$136,382

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 31, Version 1	Sell	5.000	12/20/23	USD	136,340,000	$2,717,665	$(4,443,014)
						2,717,665	$(4,443,014)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At December 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.765%	Annual	06/01/27	PLN	6,000,000	$46,986	$46,341
Pay	3-month USD-LIBOR	Quarterly	2.596	Semi-Annual	04/11/20	USD	90,000,000	(152,463)	(152,463)
Pay	3-month USD-LIBOR	Quarterly	2.026	Semi-Annual	03/12/22	USD	258,000	(4,479)	(4,479)
Pay	3-month USD-LIBOR	Quarterly	2.246	Semi-Annual	03/12/25	USD	49,000	(1,034)	(1,034)
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	(375,194)	(375,194)
Receive	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	04/13/20	USD	23,800,000	32,906	32,906
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	11,864	11,864
Receive	3-month USD-LIBOR	Quarterly	2.839	Semi-Annual	04/11/28	USD	12,000,000	(126,084)	(126,084)
								$(567,498)	$(568,143)

At December 31, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.650%	3-month USD-LIBOR	01/31/19	USD	240,300,000	$543,679	$1,068,135
								$543,679	$1,068,135

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.940%	3-month USD-LIBOR	01/31/19	USD	240,300,000	$600,750	$(274,865)
								$600,750	$(274,865)

At December 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(2)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	14,110,000	$(751,357)	$76,951
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	20,046,000	(1,059,932)	119,413
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	14,110,000	(764,762)	63,827
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	14,110,000	(755,943)	73,082
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	22,284,000	(1,185,509)	125,558
								$(4,517,503)	$458,831

(1)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$1,068,135
Foreign exchange contracts	Forward foreign currency contracts	3,517,430
Interest rate contracts	Futures contracts	741,124
Credit contracts	Credit default swaps*	136,382
Interest rate contracts	Interest rate swaps*	91,111
Interest rate contracts	Forward premium swaptions	458,831
Total Asset Derivatives		$6,013,013

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,468,753
Interest rate contracts	Futures contracts	4,104,176
Credit contracts	Credit default swaps*	4,443,014
Interest rate contracts	Interest rate swaps*	659,254
Interest rate contracts	Written options	274,865
Total Liability Derivatives		$12,950,062

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$-	$985,252	$69,900	$176,253	$-	$186,015	$456,141	$434,178	$1,200,746	$8,945	$3,517,430
Forward premium swaptions	76,951	119,413	-	-	-	-	-	-	-	262,467	458,831
Purchased options	-	-		-	1,068,135	-	-	-	-	-	1,068,135
Total Assets	$76,951	$1,104,665	$69,900	$176,253	$1,068,135	$186,015	$456,141	$434,178	$1,200,746	$271,412	$4,967,445

Liabilities:
Forward foreign currency contracts	$-	$163,230	$-	$639,892	$-	$873,920	$308,386	$560,534	$816,597	$106,194	$3,468,753
Written options	-	-	-	-	274,865	-	-	-	-	-	274,865
Total Liabilities	$-	$163,230	$-	$639,892	$274,865	$873,920	$308,386	$560,534	$816,597	$106,194	$3,743,618

Net OTC derivative instruments by counterparty, at fair value	$76,951	$941,435	$69,900	$(463,639)	$793,270	$(687,905)	$147,755	$(126,356)	$384,149	$165,218	1,223,827

Total collateral pledged by the Fund/(Received from counterparty)	$-	$(570,000)	$(69,900)	$463,639	$-	$-	$-	$-	$(370,000)	$-	$(546,261)

Net Exposure(1)(2)	$76,951	$371,435	$-	$-	$793,270	$(687,905)	$147,755	$(126,356)	$14,149	$165,218	$677,566

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At December 31, 2018, the Fund had received $260,000 in cash collateral from BNP Paribas. In addition, the Fund had pledged $512,000 in cash collateral to Citibank N.A. Excess cash collateral is not show nfor financial reporting purposes.

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,100,040,545.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$17,072,015
Gross Unrealized Depreciation	(34,677,769)

Net Unrealized Depreciation	$(17,605,754)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Funds Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	February 26, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 26, 2019